First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 0.9%
16,635	Ducommun, Inc. (a)	$871,507
17,981	Vectrus, Inc. (a)	644,799
		1,516,306

	Airlines — 0.1%
48,522	Mesa Air Group, Inc. (a)	213,497

	Auto Components — 1.1%
29,445	Motorcar Parts of America, Inc. (a)	525,005
29,344	Standard Motor Products, Inc.	1,265,900
		1,790,905

	Banks — 24.5%
28,998	Allegiance Bancshares, Inc.	1,295,631
39,202	Amerant Bancorp, Inc.	1,238,391
82,950	Banc of California, Inc.	1,605,912
24,551	Bank of Marin Bancorp	861,003
23,027	Blue Ridge Bankshares, Inc.	349,320
35,847	Byline Bancorp, Inc.	956,398
22,766	Camden National Corp.	1,070,913
28,887	Capstar Financial Holdings, Inc.	608,938
42,490	Central Pacific Financial Corp.	1,185,471
15,347	Central Valley Community Bancorp	358,352
23,253	Community Trust Bancorp, Inc.	958,024
32,227	First Bancshares (The), Inc.	1,084,761
17,367	First Financial Corp.	751,644
33,495	First of Long Island (The) Corp.	651,813
9,507	Five Star Bancorp	269,048
47,032	Flushing Financial Corp.	1,051,165
15,747	Great Southern Bancorp, Inc.	929,230
46,619	Hanmi Financial Corp.	1,147,294
72,291	HarborOne Bancorp, Inc.	1,013,520
92,512	Heritage Commerce Corp.	1,040,760
53,824	Heritage Financial Corp.	1,348,829
30,794	HomeStreet, Inc.	1,459,020
59,385	Horizon Bancorp, Inc.	1,108,718
32,459	Independent Bank Corp.	714,098
13,479	Investar Holding Corp.	257,314
95,237	Lakeland Bancorp, Inc.	1,590,458
15,503	Metropolitan Bank Holding Corp. (a)	1,577,740
19,818	Mid Penn Bancorp, Inc.	531,321
31,780	Midland States Bancorp, Inc.	917,171
16,290	MVB Financial Corp.	676,035
18,451	Nicolet Bankshares, Inc. (a)	1,726,460
11,387	Northeast Bank	388,410
33,502	Origin Bancorp, Inc.	1,416,800
18,887	PCB Bancorp	433,457
37,746	Peoples Bancorp, Inc.	1,181,827
20,705	Preferred Bank	1,534,033
24,659	QCR Holdings, Inc.	1,395,453
43,248	TriState Capital Holdings, Inc. (a)	1,437,131
45,230	Univest Financial Corp.	1,210,355

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
26,571	Washington Trust Bancorp, Inc.	$1,394,977
		40,727,195

	Biotechnology — 2.9%
147,031	Catalyst Pharmaceuticals, Inc. (a)	1,218,887
37,921	Dyne Therapeutics, Inc. (a)	365,558
17,423	Eagle Pharmaceuticals, Inc. (a)	862,264
23,401	Enochian Biosciences, Inc. (a) (b)	193,058
31,889	KalVista Pharmaceuticals, Inc. (a)	470,044
56,773	Magenta Therapeutics, Inc. (a)	164,642
80,197	Ovid therapeutics, Inc. (a)	251,819
163,694	Tyme Technologies, Inc. (a)	57,293
85,416	Vanda Pharmaceuticals, Inc. (a)	966,055
106,928	Viking Therapeutics, Inc. (a)	320,784
		4,870,404

	Building Products — 1.8%
29,765	Insteel Industries, Inc.	1,101,007
51,191	Quanex Building Products Corp.	1,074,499
32,161	Tecnoglass, Inc. (b)	811,744
		2,987,250

	Capital Markets — 2.0%
4,863	Diamond Hill Investment Group, Inc.	910,840
20,605	Greenhill & Co., Inc.	318,759
14,008	Oppenheimer Holdings, Inc., Class A	610,469
29,777	Sculptor Capital Management, Inc.	414,793
35,500	Victory Capital Holdings, Inc., Class A	1,024,885
		3,279,746

	Chemicals — 3.5%
43,131	AdvanSix, Inc.	2,203,563
41,262	American Vanguard Corp.	838,444
28,813	Hawkins, Inc.	1,322,516
32,666	Koppers Holdings, Inc.	898,968
39,317	Tredegar Corp.	471,411
		5,734,902

	Commercial Services & Supplies — 2.9%
146,772	ACCO Brands Corp.	1,174,176
39,892	Ennis, Inc.	736,805
187,867	GEO Group (The), Inc. (a) (b)	1,241,801
90,542	Interface, Inc.	1,228,655
56,131	Kimball International, Inc., Class B	474,307
		4,855,744

	Communications Equipment — 1.9%
14,597	Aviat Networks, Inc. (a)	449,149

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Communications Equipment (Continued)
54,063	Casa Systems, Inc. (a)	$244,365
17,504	Clearfield, Inc. (a)	1,141,611
53,652	Digi International, Inc. (a)	1,154,591
52,581	EMCORE Corp. (a)	194,550
		3,184,266

	Construction & Engineering — 2.0%
24,094	Argan, Inc.	977,976
44,868	Infrastructure and Energy Alternatives, Inc. (a)	531,686
44,148	Sterling Construction Co., Inc. (a)	1,183,166
64,208	Tutor Perini Corp. (a)	693,446
		3,386,274

	Consumer Finance — 0.9%
8,331	Atlanticus Holdings Corp. (a)	431,462
33,173	Curo Group Holdings Corp.	432,908
14,133	Regional Management Corp.	686,440
		1,550,810

	Containers & Packaging — 0.7%
55,561	Myers Industries, Inc.	1,200,118

	Distributors — 0.4%
40,405	Funko, Inc., Class A (a)	696,986

	Diversified Consumer Services — 0.7%
107,485	Perdoceo Education Corp. (a)	1,233,928

	Diversified Financial Services — 0.6%
12,770	A-Mark Precious Metals, Inc.	987,632

	Electrical Equipment — 0.4%
84,642	Babcock & Wilcox Enterprises, Inc. (a)	690,679

	Electronic Equipment, Instruments & Components — 1.6%
54,004	Benchmark Electronics, Inc.	1,352,260
38,484	Kimball Electronics, Inc. (a)	769,295
19,323	Vishay Precision Group, Inc. (a)	621,235
		2,742,790

	Entertainment — 0.3%
37,619	Sciplay Corp., Class A (a)	486,037

	Equity Real Estate Investment Trusts — 5.1%
43,041	Bluerock Residential Growth REIT, Inc.	1,143,599
66,776	City Office REIT, Inc.	1,179,264

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
9,141	CTO Realty Growth, Inc.	$606,231
43,526	Farmland Partners, Inc.	598,483
145,758	Franklin Street Properties Corp.	859,972
24,686	One Liberty Properties, Inc.	760,082
53,055	Plymouth Industrial REIT, Inc.	1,437,791
46,242	Urstadt Biddle Properties, Inc., Class A	869,812
70,781	Whitestone REIT	937,848
		8,393,082

	Food & Staples Retailing — 3.7%
46,652	Andersons (The), Inc.	2,344,730
21,963	Ingles Markets, Inc., Class A	1,955,805
55,108	SpartanNash Co.	1,818,013
		6,118,548

	Food Products — 0.8%
6,709	Alico, Inc.	251,990
13,688	John B Sanfilippo & Son, Inc.	1,142,127
		1,394,117

	Health Care Equipment & Supplies — 1.5%
31,895	Bioventus, Inc., Class A (a)	449,719
42,025	Co-Diagnostics, Inc. (a) (b)	259,715
66,756	Meridian Bioscience, Inc. (a)	1,732,986
		2,442,420

	Health Care Providers & Services — 0.9%
54,188	Cross Country Healthcare, Inc. (a)	1,174,254
28,246	InfuSystem Holdings, Inc. (a)	276,811
		1,451,065

	Health Care Technology — 0.5%
22,458	Computer Programs and Systems, Inc. (a)	773,678

	Hotels, Restaurants & Leisure — 1.2%
30,360	Chuy’s Holdings, Inc. (a)	819,720
29,709	El Pollo Loco Holdings, Inc. (a)	345,219
12,235	RCI Hospitality Holdings, Inc.	751,963
		1,916,902

	Household Durables — 3.1%
45,340	Beazer Homes USA, Inc. (a)	690,075
55,614	Cricut, Inc., Class A (a) (b)	727,987
27,728	Dream Finders Homes, Inc., Class A (a) (b)	473,594
33,748	Ethan Allen Interiors, Inc.	879,811
9,251	Flexsteel Industries, Inc.	178,544

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
7,316	Hovnanian Enterprises, Inc., Class A (a)	$432,376
20,636	Lovesac (The) Co. (a)	1,115,582
20,088	Universal Electronics, Inc. (a)	627,549
		5,125,518

	Household Products — 0.4%
14,947	Central Garden & Pet Co. (a)	657,070

	Insurance — 1.1%
3,477	National Western Life Group, Inc., Class A	731,561
32,744	Tiptree, Inc.	420,760
27,461	Trean Insurance Group, Inc. (a)	128,792
43,007	Universal Insurance Holdings, Inc.	580,165
		1,861,278

	Internet & Direct Marketing Retail — 1.1%
20,034	Duluth Holdings, Inc., Class B (a)	245,016
40,895	Liquidity Services, Inc. (a)	700,122
32,164	PetMed Express, Inc. (b)	829,831
		1,774,969

	IT Services — 1.3%
18,043	Cass Information Systems, Inc.	665,967
54,083	Information Services Group, Inc.	368,305
50,914	International Money Express, Inc. (a)	1,049,338
		2,083,610

	Leisure Products — 0.6%
21,748	American Outdoor Brands, Inc. (a)	285,551
28,361	MasterCraft Boat Holdings, Inc. (a)	697,964
		983,515

	Machinery — 2.1%
31,375	Blue Bird Corp. (a)	590,478
34,850	Gorman-Rupp (The) Co.	1,250,418
14,939	Hyster-Yale Materials Handling, Inc.	496,124
75,055	Wabash National Corp.	1,113,816
		3,450,836

	Marine — 0.1%
37,087	Pangaea Logistics Solutions Ltd.	206,204

	Media — 0.4%
94,667	Entravision Communications Corp., Class A	606,815

	Metals & Mining — 0.3%
14,266	Olympic Steel, Inc.	548,670

Shares	Description	Value
	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 2.7%
72,062	Ares Commercial Real Estate Corp.	$1,118,402
83,645	Ellington Financial, Inc.	1,484,699
67,384	Franklin BSP Realty Trust, Inc.	942,028
82,468	Granite Point Mortgage Trust, Inc.	917,044
		4,462,173

	Multi-Utilities — 0.7%
24,499	Unitil Corp.	1,222,010

	Oil, Gas & Consumable Fuels — 3.6%
48,635	CONSOL Energy, Inc. (a)	1,830,135
42,463	Dorian LPG Ltd.	615,289
10,300	Kinetik Holdings, Inc.	669,603
39,869	NextDecade Corp. (a) (b)	263,933
7,987	REX American Resources Corp. (a)	795,505
409,747	Uranium Energy Corp. (a) (b)	1,880,739
		6,055,204

	Paper & Forest Products — 1.1%
68,265	Glatfelter Corp.	845,121
71,442	Resolute Forest Products, Inc.	922,316
		1,767,437

	Pharmaceuticals — 1.9%
260,704	Antares Pharma, Inc. (a)	1,068,886
53,000	Collegium Pharmaceutical, Inc. (a)	1,079,080
37,122	Harrow Health, Inc. (a)	253,172
31,182	Phibro Animal Health Corp., Class A	622,081
11,492	Rain Therapeutics, Inc. (a)	58,265
		3,081,484

	Professional Services — 2.3%
11,506	Barrett Business Services, Inc.	891,370
11,387	CRA International, Inc.	959,468
55,242	Kelly Services, Inc., Class A	1,198,199
46,877	Resources Connection, Inc.	803,472
		3,852,509

	Real Estate Management & Development — 0.9%
2,229	American Realty Investors, Inc. (a)	34,260
28,965	RE/MAX Holdings, Inc., Class A	803,199
23,741	RMR Group (The), Inc., Class A	738,345
		1,575,804

	Road & Rail — 0.6%
91,016	Daseke, Inc. (a)	916,531

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
37,891	US Xpress Enterprises, Inc., Class A (a)	$147,017
		1,063,548

	Semiconductors & Semiconductor Equipment — 2.6%
32,354	Alpha & Omega Semiconductor Ltd. (a)	1,768,146
60,985	AXT, Inc. (a)	428,115
11,278	CyberOptics Corp. (a)	457,661
94,502	Photronics, Inc. (a)	1,603,699
		4,257,621

	Software — 1.1%
46,285	ChannelAdvisor Corp. (a)	766,942
9,605	CoreCard Corp. (a) (b)	263,177
32,834	eGain Corp. (a)	380,218
47,984	Rimini Street, Inc. (a)	278,307
20,672	Viant Technology, Inc., Class A (a)	135,402
		1,824,046

	Specialty Retail — 2.8%
32,154	Big 5 Sporting Goods Corp. (b)	551,441
13,032	Citi Trends, Inc. (a)	399,105
29,416	Conn’s, Inc. (a)	453,301
22,812	Haverty Furniture Cos., Inc.	625,505
17,047	JOANN, Inc. (b)	194,506
13,043	Lazydays Holdings, Inc. (a)	263,208
17,415	OneWater Marine, Inc., Class A	599,947
26,773	Shoe Carnival, Inc.	780,701
67,276	Sportsman’s Warehouse Holdings, Inc. (a)	719,180
		4,586,894

	Technology Hardware, Storage & Peripherals — 0.3%
24,601	Turtle Beach Corp. (a)	523,755

	Textiles, Apparel & Luxury Goods — 1.2%
11,920	Lakeland Industries, Inc. (a)	228,745
25,109	Movado Group, Inc.	980,507
10,521	Rocky Brands, Inc.	437,568
38,785	Vera Bradley, Inc. (a)	297,481
		1,944,301

	Thrifts & Mortgage Finance — 3.0%
14,159	Federal Agricultural Mortgage Corp., Class C	1,535,968
31,626	Finance Of America Cos., Inc., Class A (a) (b)	96,143
111,543	Kearny Financial Corp.	1,436,674

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)

66,471	Northfield Bancorp, Inc.	$954,524
29,466	TrustCo Bank Corp.	940,849
		4,964,158

	Trading Companies & Distributors — 1.7%
14,883	BlueLinx Holdings, Inc. (a)	1,069,790
30,826	Titan Machinery, Inc. (a)	871,143
10,724	Transcat, Inc. (a)	870,145
		2,811,078
	Total Common Stocks — 99.9%	165,915,788
	(Cost $154,809,359)

	Money Market Funds — 3.1%
5,146,880	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	5,146,880
	(Cost $5,146,880)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$574,076	BNP Paribas S.A., 0.24% (c), dated 03/31/22, due 04/01/22, with a maturity value of $574,079. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $584,897. (d)	574,076
	(Cost $574,076)

	Total Investments — 103.3%	171,636,744
	(Cost $160,530,315)
	Net Other Assets and Liabilities — (3.3)%	(5,553,658)
	Net Assets — 100.0%	$166,083,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,526,977 and the total value of the collateral held by the Fund is $5,720,956.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$165,915,788	$165,915,788	$—	$—
Money Market Funds	5,146,880	5,146,880	—	—
Repurchase Agreements	574,076	—	574,076	—
Total Investments	$171,636,744	$171,062,668	$574,076	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Banks — 2.8%
66,869	Associated Banc-Corp.	$1,521,938
17,676	Bank of Hawaii Corp.	1,483,370
177,388	Citizens Financial Group, Inc.	8,040,998
51,607	Comerica, Inc.	4,666,821
50,696	CVB Financial Corp.	1,176,654
162,877	F.N.B. Corp.	2,027,819
46,710	First Financial Bancorp	1,076,666
176,478	First Horizon Corp.	4,145,468
67,076	Fulton Financial Corp.	1,114,803
778,260	Huntington Bancshares, Inc.	11,378,161
118,363	Investors Bancorp, Inc.	1,767,160
397,529	KeyCorp	8,896,699
195,617	People’s United Financial, Inc.	3,910,384
113,747	Umpqua Holdings Corp.	2,145,268
72,338	United Bankshares, Inc.	2,523,149
170,074	Valley National Bancorp	2,214,364
30,898	WesBanco, Inc.	1,061,655
		59,151,377

	Beverages — 4.2%
1,414,025	Coca-Cola (The) Co.	87,669,550

	Biotechnology — 10.6%
1,079,564	AbbVie, Inc.	175,008,120
770,782	Gilead Sciences, Inc.	45,822,990
		220,831,110

	Capital Markets — 3.5%
56,701	Ares Management Corp., Class A	4,605,822
95,756	Artisan Partners Asset Management, Inc., Class A	3,767,999
437,883	Blackstone, Inc.	55,584,868
43,156	Federated Hermes, Inc.	1,469,893
145,798	Franklin Resources, Inc.	4,070,680
40,606	Moelis & Co., Class A	1,906,452
31,228	Virtu Financial, Inc., Class A	1,162,306
		72,568,020

	Chemicals — 0.8%
154,216	LyondellBasell Industries N.V., Class A	15,856,489

	Communications Equipment — 0.2%
103,501	Juniper Networks, Inc.	3,846,097

	Consumer Finance — 0.1%
78,938	Navient Corp.	1,345,104

	Containers & Packaging — 0.5%
216,871	International Paper Co.	10,008,597

	Diversified Consumer Services — 0.1%
98,107	H&R Block, Inc.	2,554,706

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Financial Services — 0.4%
119,061	Apollo Global Management, Inc.	$7,380,591

	Diversified Telecommunication Services — 15.5%
8,151,706	AT&T, Inc.	192,624,813
2,548,953	Verizon Communications, Inc.	129,843,666
		322,468,479

	Electric Utilities — 9.7%
27,021	ALLETE, Inc.	1,809,867
211,132	American Electric Power Co., Inc.	21,064,640
34,652	Avangrid, Inc.	1,619,634
367,306	Duke Energy Corp.	41,013,388
207,421	Edison International	14,540,212
95,985	Entergy Corp.	11,206,249
105,778	Evergy, Inc.	7,228,868
387,127	Exelon Corp.	18,438,859
245,953	FirstEnergy Corp.	11,279,405
47,137	Hawaiian Electric Industries, Inc.	1,994,366
115,461	NRG Energy, Inc.	4,429,084
108,035	OGE Energy Corp.	4,405,667
66,850	Pinnacle West Capital Corp.	5,220,985
36,172	Portland General Electric Co.	1,994,886
596,037	PPL Corp.	17,022,817
532,135	Southern (The) Co.	38,585,109
		201,854,036

	Food & Staples Retailing — 0.8%
364,033	Walgreens Boots Alliance, Inc.	16,297,757

	Food Products — 1.5%
89,710	Campbell Soup Co.	3,998,375
84,061	Flowers Foods, Inc.	2,161,208
246,030	General Mills, Inc.	16,661,152
121,841	Kellogg Co.	7,857,526
		30,678,261

	Gas Utilities — 0.5%
32,052	National Fuel Gas Co.	2,201,972
40,552	New Jersey Resources Corp.	1,859,715
20,228	ONE Gas, Inc.	1,784,919
50,790	South Jersey Industries, Inc.	1,754,794
25,920	Southwest Gas Holdings, Inc.	2,029,277
26,359	Spire, Inc.	1,891,522
		11,522,199

	Health Care Providers & Services — 0.4%
132,758	Cardinal Health, Inc.	7,527,379
35,966	Patterson Cos., Inc.	1,164,219
		8,691,598

	Household Durables — 0.2%
197,000	Newell Brands, Inc.	4,217,770

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Products — 0.9%
158,641	Kimberly-Clark Corp.	$19,538,226

	Insurance — 2.4%
32,315	Axis Capital Holdings Ltd.	1,954,088
137,661	Fidelity National Financial, Inc.	6,723,363
16,166	Mercury General Corp.	889,130
125,196	Old Republic International Corp.	3,238,821
121,735	Principal Financial Group, Inc.	8,936,566
216,687	Prudential Financial, Inc.	25,605,903
113,718	Unum Group	3,583,254
		50,931,125

	IT Services — 4.0%
594,988	International Business Machines Corp.	77,360,340
271,313	Western Union (The) Co.	5,084,405
		82,444,745

	Media — 0.7%
172,601	Interpublic Group of (The) Cos., Inc.	6,118,705
98,809	Omnicom Group, Inc.	8,386,908
		14,505,613

	Metals & Mining — 1.3%
294,788	Newmont Corp.	23,420,907
57,998	Southern Copper Corp.	4,402,048
		27,822,955

	Multi-Utilities — 3.3%
35,230	Avista Corp.	1,590,634
27,574	Black Hills Corp.	2,123,749
161,454	Consolidated Edison, Inc.	15,286,465
70,016	DTE Energy Co.	9,256,815
158,932	NiSource, Inc.	5,054,038
27,350	NorthWestern Corp.	1,654,402
200,065	Public Service Enterprise Group, Inc.	14,004,550
117,776	Sempra Energy	19,800,501
		68,771,154

	Oil, Gas & Consumable Fuels — 10.8%
840,633	Chevron Corp.	136,880,271
322,016	ConocoPhillips	32,201,600
458,181	Devon Energy Corp.	27,092,243
1,466,659	Kinder Morgan, Inc.	27,734,522
		223,908,636

	Pharmaceuticals — 10.4%
1,144,054	Merck & Co., Inc.	93,869,631
2,351,616	Pfizer, Inc.	121,743,160
		215,612,791

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.4%
144,345	Broadcom, Inc.	$90,891,160

	Technology Hardware, Storage & Peripherals — 0.4%
489,604	Hewlett Packard Enterprise Co.	8,181,283

	Textiles, Apparel & Luxury Goods — 0.1%
175,731	Hanesbrands, Inc.	2,616,635

	Thrifts & Mortgage Finance — 0.2%
356,906	New York Community Bancorp, Inc.	3,826,032

	Tobacco — 8.9%
1,655,303	Altria Group, Inc.	86,489,582
1,059,255	Philip Morris International, Inc.	99,506,414
		185,995,996

	Trading Companies & Distributors — 0.1%
22,780	MSC Industrial Direct Co., Inc., Class A	1,941,084

	Total Investments — 99.7%	2,073,929,176
	(Cost $1,768,683,386)
	Net Other Assets and Liabilities — 0.3%	5,330,026
	Net Assets — 100.0%	$2,079,259,202

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,073,929,176	$2,073,929,176	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.2%
193,657	General Dynamics Corp.	$46,706,195

	Air Freight & Logistics — 0.3%
58,188	GXO Logistics, Inc. (a)	4,151,132

	Automobiles — 1.2%
342,464	Rivian Automotive, Inc., Class A (a) (b)	17,205,391

	Banks — 0.7%
470,536	KeyCorp	10,530,596

	Beverages — 2.6%
988,974	Keurig Dr Pepper, Inc.	37,482,115

	Biotechnology — 3.5%
93,832	Cerevel Therapeutics Holdings, Inc. (a)	3,285,058
356,973	Horizon Therapeutics PLC (a)	37,557,129
78,077	Legend Biotech Corp., ADR (a)	2,837,318
29,726	Prometheus Biosciences, Inc. (a)	1,122,454
34,334	United Therapeutics Corp. (a)	6,159,863
		50,961,822

	Building Products — 1.8%
89,655	Builders FirstSource, Inc. (a)	5,786,334
432,623	Carrier Global Corp.	19,844,417
		25,630,751

	Capital Markets — 4.7%
83,486	Coinbase Global, Inc., Class A (a)	15,850,652
375,228	Owl Rock Capital Corp.	5,545,870
156,576	TPG, Inc. (a)	4,719,200
482,955	Tradeweb Markets, Inc., Class A	42,437,256
		68,552,978

	Chemicals — 5.6%
949,977	Corteva, Inc.	54,604,678
372,817	Dow, Inc.	23,755,899
82,060	Livent Corp. (a)	2,139,304
		80,499,881

	Commercial Services & Supplies — 1.6%
84,891	Driven Brands Holdings, Inc. (a)	2,230,935
160,485	Republic Services, Inc.	21,264,263
		23,495,198

	Communications Equipment — 0.3%
36,618	Lumentum Holdings, Inc. (a)	3,573,917

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering — 0.5%
169,861	WillScot Mobile Mini Holdings Corp. (a)	$6,646,661

	Diversified Financial Services — 0.3%
148,181	Equitable Holdings, Inc.	4,580,275

	Electric Utilities — 1.7%
165,676	Constellation Energy Corp.	9,319,275
215,859	Evergy, Inc.	14,751,804
		24,071,079

	Electrical Equipment — 0.2%
22,750	Atkore, Inc. (a)	2,239,510

	Energy Equipment & Services — 0.3%
192,960	ChampionX Corp. (a)	4,723,661

	Entertainment — 0.5%
149,049	ROBLOX Corp., Class A (a)	6,892,026

	Equity Real Estate Investment Trusts — 2.6%
146,403	Phillips Edison & Co., Inc.	5,034,799
343,109	Welltower, Inc.	32,986,499
		38,021,298

	Food & Staples Retailing — 1.7%
606,438	Albertsons Cos., Inc., Class A	20,164,064
68,958	BJ’s Wholesale Club Holdings, Inc. (a)	4,662,250
		24,826,314

	Food Products — 0.4%
105,414	Hostess Brands, Inc. (a)	2,312,783
97,512	Simply Good Foods (The) Co. (a)	3,700,581
		6,013,364

	Health Care Equipment & Supplies — 2.7%
248,560	Alcon, Inc. (b)	19,718,265
246,222	Envista Holdings Corp. (a)	11,993,473
39,798	Inari Medical, Inc. (a)	3,607,291
18,083	Shockwave Medical, Inc. (a)	3,749,691
		39,068,720

	Health Care Providers & Services — 0.2%
46,272	Progyny, Inc. (a)	2,378,381

	Health Care Technology — 0.6%
158,218	Change Healthcare, Inc. (a)	3,449,152

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Technology (Continued)
97,030	Doximity, Inc., Class A (a)	$5,054,293
		8,503,445

	Hotels, Restaurants & Leisure — 7.4%
453,697	Airbnb, Inc., Class A (a)	77,926,997
119,479	Expedia Group, Inc. (a)	23,378,456
69,914	Sweetgreen, Inc., Class A (a) (b)	2,236,549
46,815	Wyndham Hotels & Resorts, Inc.	3,964,762
		107,506,764

	Household Durables — 0.1%
64,720	Sonos, Inc. (a) (b)	1,826,398

	Insurance — 1.9%
10,352	Markel Corp. (a)	15,271,684
295,631	Ryan Specialty Group Holdings, Inc., Class A (a) (b)	11,467,527
		26,739,211

	Interactive Media & Services — 3.4%
142,987	Bumble, Inc., Class A (a)	4,143,763
59,880	Cargurus, Inc. (a)	2,542,505
463,388	Snap, Inc., Class A (a)	16,677,334
81,239	System1, Inc. (a)	1,178,778
421,873	ZoomInfo Technologies, Inc. (a)	25,202,693
		49,745,073

	Internet & Direct Marketing Retail — 1.2%
132,529	DoorDash, Inc., Class A (a)	15,531,074
37,154	Revolve Group, Inc. (a)	1,994,798
		17,525,872

	IT Services — 9.1%
355,971	Block, Inc. (a)	48,269,668
205,454	Cloudflare, Inc., Class A (a)	24,592,844
54,579	DigitalOcean Holdings, Inc. (a)	3,157,395
86,918	MongoDB, Inc. (a)	38,555,956
557,386	Switch, Inc., Class A	17,178,636
		131,754,499

	Life Sciences Tools & Services — 1.9%
696,060	Avantor, Inc. (a)	23,540,749
129,410	Maravai LifeSciences Holdings, Inc., Class A (a)	4,564,291
		28,105,040

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 1.7%
114,922	Evoqua Water Technologies Corp. (a)	$5,399,036
44,315	Hillenbrand, Inc.	1,957,394
215,530	Otis Worldwide Corp.	16,585,033
		23,941,463

	Media — 0.9%
285,490	Fox Corp., Class A	11,262,581
72,503	Gray Television, Inc.	1,600,141
		12,862,722

	Metals & Mining — 0.4%
112,545	MP Materials Corp. (a)	6,453,330

	Multi-Utilities — 1.3%
108,062	Sempra Energy	18,167,383

	Oil, Gas & Consumable Fuels — 5.3%
141,926	Cheniere Energy, Inc.	19,678,040
142,116	Magnolia Oil & Gas Corp., Class A	3,361,043
135,503	Pioneer Natural Resources Co.	33,879,815
623,221	Range Resources Corp. (a)	18,933,454
		75,852,352

	Personal Products — 0.2%
152,759	Beauty Health (The) Co. (a)	2,578,572

	Pharmaceuticals — 0.5%
44,788	Harmony Biosciences Holdings, Inc. (a)	2,178,936
160,742	Organon & Co.	5,614,718
		7,793,654

	Professional Services — 0.9%
98,303	Jacobs Engineering Group, Inc.	13,547,136

	Real Estate Management & Development — 1.0%
113,885	Cushman & Wakefield PLC (a)	2,335,781
50,601	Jones Lang LaSalle, Inc. (a)	12,116,916
		14,452,697

	Road & Rail — 2.8%
217,727	Hertz Global Holdings, Inc. (a)	4,822,653
991,254	Uber Technologies, Inc. (a)	35,367,943
		40,190,596

	Semiconductors & Semiconductor Equipment — 8.1%
96,320	Allegro MicroSystems, Inc. (a)	2,735,488

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
110,161	Credo Technology Group Holding Ltd. (a)	$1,677,752
1,341,344	Marvell Technology, Inc.	96,187,778
219,352	ON Semiconductor Corp. (a)	13,733,629
10,562	SiTime Corp. (a)	2,617,475
		116,952,122

	Software — 10.7%
52,535	Bill.com Holdings, Inc. (a)	11,914,413
343,493	Crowdstrike Holdings, Inc., Class A (a)	78,000,390
159,207	Datadog, Inc., Class A (a)	24,115,084
27,497	Sprout Social, Inc., Class A (a)	2,203,060
104,396	Tenable Holdings, Inc. (a)	6,033,045
33,323	Verint Systems, Inc. (a)	1,722,799
303,085	Zeta Global Holdings Corp., Class A (a) (b)	3,864,334
227,562	Zoom Video Communications, Inc., Class A (a)	26,677,093
		154,530,218

	Specialty Retail — 0.3%
44,903	Academy Sports & Outdoors, Inc.	1,769,178
201,250	EVgo, Inc. (a) (b)	2,588,075
		4,357,253

	Technology Hardware, Storage & Peripherals — 1.0%
290,568	Dell Technologies, Inc., Class C (a)	14,583,608

	Textiles, Apparel & Luxury Goods — 0.1%
28,503	Kontoor Brands, Inc.	1,178,599

	Wireless Telecommunication Services — 2.6%
287,500	T-Mobile US, Inc. (a)	36,900,625

	Total Common Stocks — 100.0%	1,444,299,897
	(Cost $1,301,219,227)

Principal Value	Description	Value
	Repurchase Agreements — 2.5%
$1,130,021	Bank of America Corp., 0.26% (c), dated 03/31/22, due 04/01/22, with a maturity value of $1,130,029. Collateralized by U.S. Treasury Securities, interest rate of 0.00%, due 11/15/42 to 05/15/50. The value of the collateral including accrued interest is $1,152,621. (d)	$1,130,021
17,665,160	Citigroup, Inc., 0.30% (c), dated 03/31/22, due 04/01/22, with a maturity value of $17,665,307. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 7.13%, due 04/07/22 to 02/15/50. The value of the collateral including accrued interest is $18,018,463. (d)	17,665,160
17,665,160	JPMorgan Chase & Co., 0.28% (c), dated 03/31/22, due 04/01/22, with a maturity value of $17,665,297. Collateralized by U.S. Treasury Securities, interest rates of 1.88% to 2.88%, due 08/31/24 to 08/15/49. The value of the collateral including accrued interest is $18,018,464. (d)	17,665,160
	Total Repurchase Agreements — 2.5%	36,460,341
	(Cost $36,460,341)

	Total Investments — 102.5%	1,480,760,238
	(Cost $1,337,679,568)
	Net Other Assets and Liabilities — (2.5)%	(36,068,810)
	Net Assets — 100.0%	$1,444,691,428

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $35,059,250 and the total value of the collateral held by the Fund is $36,460,341.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,444,299,897	$1,444,299,897	$—	$—
Repurchase Agreements	36,460,341	—	36,460,341	—
Total Investments	$1,480,760,238	$1,444,299,897	$36,460,341	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Biotechnology — 79.3%
2,252,077	ACADIA Pharmaceuticals, Inc. (a)	$54,545,305
1,600,657	Agios Pharmaceuticals, Inc. (a)	46,595,125
1,987,274	Alkermes PLC (a)	52,285,179
349,544	Alnylam Pharmaceuticals, Inc. (a)	57,077,040
209,404	Amgen, Inc.	50,638,075
216,327	Biogen, Inc. (a)	45,558,466
563,430	BioMarin Pharmaceutical, Inc. (a)	43,440,453
323,475	BioNTech SE, ADR (a)	55,171,896
644,495	Exact Sciences Corp. (a)	45,063,090
2,753,989	Exelixis, Inc. (a)	62,432,931
3,451,447	FibroGen, Inc. (a)	41,486,393
696,234	Gilead Sciences, Inc.	41,391,111
3,868,623	Grifols S.A., ADR	45,185,517
637,571	Incyte Corp. (a)	50,635,889
1,596,172	Ionis Pharmaceuticals, Inc. (a)	59,122,211
297,804	Moderna, Inc. (a)	51,299,717
635,124	Neurocrine Biosciences, Inc. (a)	59,542,875
76,589	Regeneron Pharmaceuticals, Inc. (a)	53,491,289
751,644	Sarepta Therapeutics, Inc. (a)	58,718,429
373,992	Seagen, Inc. (a)	53,873,548
710,092	Ultragenyx Pharmaceutical, Inc. (a)	51,566,881
238,322	United Therapeutics Corp. (a)	42,757,350
208,996	Vertex Pharmaceuticals, Inc. (a)	54,541,686
		1,176,420,456

	Life Sciences Tools & Services — 19.0%
129,960	Bio-Techne Corp.	56,277,878
147,070	Charles River Laboratories International, Inc. (a)	41,763,468
130,367	Illumina, Inc. (a)	45,550,230
197,993	IQVIA Holdings, Inc. (a)	45,777,962
32,589	Mettler-Toledo International, Inc. (a)	44,750,889

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
979,779	QIAGEN N.V. (a)	$48,009,171
		282,129,598

	Pharmaceuticals — 1.6%
4,355,861	Nektar Therapeutics (a)	23,478,091

	Total Investments — 99.9%	1,482,028,145
	(Cost $1,510,104,659)
	Net Other Assets and Liabilities — 0.1%	1,717,899
	Net Assets — 100.0%	$1,483,746,044

(a)	Non-income producing security.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,482,028,145	$1,482,028,145	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Communications Equipment — 10.3%
1,147,237	Arista Networks, Inc. (a)	$159,442,998
1,451,466	Ciena Corp. (a)	88,002,384
5,895,835	Cisco Systems, Inc.	328,751,760
5,375,705	CommScope Holding Co., Inc. (a)	42,360,555
2,763,494	Juniper Networks, Inc.	102,691,437
		721,249,134

	Entertainment — 4.1%
776,899	Netflix, Inc. (a)	291,018,596

	Health Care Technology — 3.6%
1,384,795	Teladoc Health, Inc. (a)	99,885,263
723,287	Veeva Systems, Inc., Class A (a)	153,669,556
		253,554,819

	Hotels, Restaurants & Leisure — 5.2%
1,234,099	Airbnb, Inc., Class A (a)	211,968,844
781,360	Expedia Group, Inc. (a)	152,888,711
		364,857,555

	Interactive Media & Services — 26.4%
126,641	Alphabet, Inc., Class A (a)	352,232,945
116,960	Alphabet, Inc., Class C (a)	326,668,111
1,420,594	Match Group, Inc. (a)	154,475,392
2,128,465	Meta Platforms, Inc., Class A (a)	473,285,477
4,153,753	Pinterest, Inc., Class A (a)	102,223,861
4,679,445	Snap, Inc., Class A (a)	168,413,226
4,054,458	Twitter, Inc. (a)	156,866,980
2,064,735	ZoomInfo Technologies, Inc. (a)	123,347,269
		1,857,513,261

	Internet & Direct Marketing Retail — 13.5%
211,346	Amazon.com, Inc. (a)	688,977,393
2,851,047	eBay, Inc.	163,250,951
807,036	Etsy, Inc. (a)	100,298,434
		952,526,778

	IT Services — 14.9%
1,053,695	Akamai Technologies, Inc. (a)	125,800,646
1,412,538	Cloudflare, Inc., Class A (a)	169,080,798
2,750,917	Fastly, Inc., Class A (a)	47,810,937
1,271,328	GoDaddy, Inc., Class A (a)	106,410,154
788,357	Okta, Inc. (a)	119,010,373
2,445,278	PayPal Holdings, Inc. (a)	282,796,401
862,541	Snowflake, Inc., Class A (a)	197,634,019
		1,048,543,328

	Real Estate Management & Development — 2.1%
7,114,607	Opendoor Technologies, Inc. (a)	61,541,351
323,856	Zillow Group, Inc., Class A (a)	15,619,575

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
1,460,539	Zillow Group, Inc., Class C (a)	$71,989,967
		149,150,893

	Software — 19.9%
2,256,488	Box, Inc., Class A (a)	65,573,541
974,406	Citrix Systems, Inc.	98,317,566
721,349	Coupa Software, Inc. (a)	73,310,699
1,107,335	Datadog, Inc., Class A (a)	167,728,033
1,221,193	DocuSign, Inc. (a)	130,814,194
3,375,368	Dropbox, Inc., Class A (a)	78,477,306
2,816,005	Nutanix, Inc., Class A (a)	75,525,254
1,511,573	salesforce.com, Inc. (a)	320,937,179
3,351,847	Vonage Holdings Corp. (a)	68,008,976
739,116	Workday, Inc., Class A (a)	176,988,717
1,197,487	Zoom Video Communications, Inc., Class A (a)	140,381,401
		1,396,062,866

	Total Common Stocks — 100.0%	7,034,477,230
	(Cost $7,144,089,800)

	Money Market Funds — 0.1%
3,567,585	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (b)	3,567,585
	(Cost $3,567,585)

	Total Investments — 100.1%	7,038,044,815
	(Cost $7,147,657,385)
	Net Other Assets and Liabilities — (0.1)%	(4,255,441)
	Net Assets — 100.0%	$7,033,789,374

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2022.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,034,477,230	$7,034,477,230	$—	$—
Money Market Funds	3,567,585	3,567,585	—	—
Total Investments	$7,038,044,815	$7,038,044,815	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.6%
845,460	General Dynamics Corp.	$203,908,043
437,853	Northrop Grumman Corp.	195,816,618
		399,724,661

	Beverages — 7.9%
2,654,626	Brown-Forman Corp., Class B	177,913,035
2,888,687	Coca-Cola (The) Co.	179,098,594
2,039,495	Monster Beverage Corp. (a)	162,955,650
1,002,303	PepsiCo, Inc.	167,765,476
		687,732,755

	Biotechnology — 3.8%
766,825	Amgen, Inc.	185,433,621
2,548,846	Gilead Sciences, Inc.	151,528,895
		336,962,516

	Building Products — 1.7%
997,949	Trane Technologies PLC	152,386,812

	Capital Markets — 7.8%
218,023	BlackRock, Inc.	166,606,636
510,785	Moody’s Corp.	172,343,967
987,004	Nasdaq, Inc.	175,884,113
418,828	S&P Global, Inc.	171,794,869
		686,629,585

	Chemicals — 3.5%
618,197	Air Products and Chemicals, Inc.	154,493,612
1,128,478	PPG Industries, Inc.	147,909,612
		302,403,224

	Communications Equipment — 2.0%
3,080,827	Cisco Systems, Inc.	171,786,914

	Containers & Packaging — 2.0%
1,976,922	Ball Corp.	177,922,980

	Diversified Financial Services — 2.3%
572,115	Berkshire Hathaway, Inc., Class B (a)	201,905,105

	Electronic Equipment, Instruments & Components — 2.0%
2,266,926	Amphenol Corp., Class A	170,812,874

	Equity Real Estate Investment Trusts — 2.0%
713,436	American Tower Corp.	179,229,392

	Food & Staples Retailing — 2.4%
362,582	Costco Wholesale Corp.	208,792,845

	Food Products — 3.8%
2,529,642	General Mills, Inc.	171,307,356

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
2,554,435	Mondelez International, Inc., Class A	$160,367,430
		331,674,786

	Health Care Equipment & Supplies — 1.9%
1,387,756	Abbott Laboratories	164,254,800

	Health Care Providers & Services — 4.5%
465,352	Humana, Inc.	202,507,230
378,650	UnitedHealth Group, Inc.	193,100,140
		395,607,370

	Household Products — 3.7%
2,087,027	Colgate-Palmolive Co.	158,259,257
1,073,801	Procter & Gamble (The) Co.	164,076,793
		322,336,050

	Industrial Conglomerates — 3.6%
1,011,416	3M Co.	150,579,614
851,399	Honeywell International, Inc.	165,665,217
		316,244,831

	Insurance — 8.6%
3,492,430	Fidelity National Financial, Inc.	170,570,281
143,342	Markel Corp. (a)	211,463,852
1,111,885	Marsh & McLennan Cos., Inc.	189,487,442
1,616,564	Progressive (The) Corp.	184,272,130
		755,793,705

	IT Services — 8.5%
520,278	Accenture PLC, Class A	175,453,350
804,229	Automatic Data Processing, Inc.	182,994,267
2,072,408	Cognizant Technology Solutions Corp., Class A	185,832,825
1,471,483	Paychex, Inc.	200,813,285
		745,093,727

	Life Sciences Tools & Services — 3.9%
1,269,878	Agilent Technologies, Inc.	168,042,956
300,898	Thermo Fisher Scientific, Inc.	177,725,403
		345,768,359

	Machinery — 3.3%
735,402	Illinois Tool Works, Inc.	153,993,179
1,630,600	Xylem, Inc.	139,024,956
		293,018,135

	Pharmaceuticals — 4.0%
1,059,141	Johnson & Johnson	187,711,560
871,670	Zoetis, Inc.	164,388,245
		352,099,805

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail — 6.5%
5,120,859	CSX Corp.	$191,776,169
631,727	Norfolk Southern Corp.	180,181,175
708,889	Union Pacific Corp.	193,675,564
		565,632,908

	Software — 2.1%
589,877	Microsoft Corp.	181,864,978

	Specialty Retail — 3.5%
500,203	Home Depot (The), Inc.	149,725,764
776,025	Lowe’s Cos., Inc.	156,904,495
		306,630,259

	Total Investments — 99.9%	8,752,309,376
	(Cost $8,035,543,802)
	Net Other Assets and Liabilities — 0.1%	5,945,297
	Net Assets — 100.0%	$8,758,254,673

(a)	Non-income producing security.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,752,309,376	$8,752,309,376	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.4%
258,536	General Dynamics Corp.	$62,353,712
240,417	L3Harris Technologies, Inc.	59,736,412
138,710	Lockheed Martin Corp.	61,226,594
136,658	Northrop Grumman Corp.	61,116,191
610,693	Raytheon Technologies Corp.	60,501,356
		304,934,265

	Air Freight & Logistics — 1.5%
579,554	C.H. Robinson Worldwide, Inc.	62,423,761
274,723	FedEx Corp.	63,568,155
279,251	United Parcel Service, Inc., Class B	59,888,170
		185,880,086

	Auto Components — 0.5%
2,100,952	Gentex Corp.	61,284,770

	Automobiles — 0.5%
355,252	Toyota Motor Corp., ADR	64,034,173

	Banks — 3.7%
502,826	Bank of Montreal	59,318,383
827,337	Bank of Nova Scotia (The)	59,336,610
468,762	Canadian Imperial Bank of Commerce	57,043,648
846,033	Commerce Bancshares, Inc.	60,567,502
437,044	JPMorgan Chase & Co.	59,577,838
538,207	Royal Bank of Canada	59,348,086
747,399	Toronto-Dominion (The) Bank	59,358,429
1,086,767	U.S. Bancorp	57,761,666
		472,312,162

	Beverages — 2.0%
1,007,475	Coca-Cola (The) Co.	62,463,450
310,680	Diageo PLC, ADR	63,111,535
1,615,477	Keurig Dr Pepper, Inc.	61,226,578
375,450	PepsiCo, Inc.	62,842,821
		249,644,384

	Biotechnology — 1.0%
258,261	Amgen, Inc.	62,452,675
1,023,011	Gilead Sciences, Inc.	60,818,004
		123,270,679

	Building Products — 0.9%
898,595	A.O. Smith Corp.	57,411,234
926,284	Johnson Controls International PLC	60,736,442
		118,147,676

	Capital Markets — 4.2%
1,169,656	Bank of New York Mellon (The) Corp.	58,050,027
83,168	BlackRock, Inc.	63,554,490
526,054	Cboe Global Markets, Inc.	60,191,099
243,390	CME Group, Inc.	57,892,745

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
180,035	Goldman Sachs Group (The), Inc.	$59,429,553
660,527	Houlihan Lokey, Inc.	57,994,271
659,029	Morgan Stanley	57,599,135
1,014,675	SEI Investments Co.	61,093,582
418,979	T. Rowe Price Group, Inc.	63,345,435
		539,150,337

	Chemicals — 2.9%
260,599	Air Products and Chemicals, Inc.	65,126,296
482,208	International Flavors & Fragrances, Inc.	63,328,377
196,436	Linde PLC	62,747,551
185,226	NewMarket Corp.	60,083,610
473,453	PPG Industries, Inc.	62,055,485
759,115	Sensient Technologies Corp.	63,727,704
		377,069,023

	Commercial Services & Supplies — 1.0%
464,019	Republic Services, Inc.	61,482,517
391,161	Waste Management, Inc.	61,999,019
		123,481,536

	Communications Equipment — 1.5%
1,089,870	Cisco Systems, Inc.	60,771,151
1,728,486	Juniper Networks, Inc.	64,230,540
262,994	Motorola Solutions, Inc.	63,697,147
		188,698,838

	Containers & Packaging — 2.0%
357,396	Avery Dennison Corp.	62,176,182
390,407	Packaging Corp. of America	60,946,437
1,323,922	Silgan Holdings, Inc.	61,204,914
1,046,874	Sonoco Products Co.	65,492,437
		249,819,970

	Diversified Telecommunication Services — 1.9%
2,635,266	AT&T, Inc.	62,271,336
1,129,396	BCE, Inc.	62,636,302
2,378,517	TELUS Corp.	62,174,434
1,194,376	Verizon Communications, Inc.	60,841,514
		247,923,586

	Electric Utilities — 10.4%
920,555	ALLETE, Inc.	61,658,774
1,001,520	Alliant Energy Corp.	62,574,970
644,555	American Electric Power Co., Inc.	64,307,252
1,349,386	Avangrid, Inc.	63,070,302
574,913	Duke Energy Corp.	64,194,786
550,984	Entergy Corp.	64,327,382
939,255	Evergy, Inc.	64,188,687

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
722,110	Eversource Energy	$63,682,881
1,397,911	Exelon Corp.	66,582,501
1,277,907	Fortis, Inc.	63,256,396
1,468,544	Hawaiian Electric Industries, Inc.	62,134,097
549,896	IDACORP, Inc.	63,436,003
778,478	MGE Energy, Inc.	62,114,760
746,124	NextEra Energy, Inc.	63,204,164
1,568,158	OGE Energy Corp.	63,949,483
971,394	Otter Tail Corp.	60,712,125
823,655	Pinnacle West Capital Corp.	64,327,455
1,322,199	PNM Resources, Inc.	63,029,226
1,120,896	Portland General Electric Co.	61,817,414
885,942	Southern (The) Co.	64,239,654
880,450	Xcel Energy, Inc.	63,542,076
		1,330,350,388

	Electrical Equipment — 1.9%
1,740,811	ABB Ltd., ADR	56,297,828
621,515	Emerson Electric Co.	60,939,546
321,325	Hubbell, Inc.	59,049,895
223,639	Rockwell Automation, Inc.	62,625,629
		238,912,898

	Electronic Equipment, Instruments & Components — 1.4%
1,418,048	Avnet, Inc.	57,558,568
1,614,626	Corning, Inc.	59,595,846
462,335	TE Connectivity Ltd.	60,556,638
		177,711,052

	Equity Real Estate Investment Trusts — 4.4%
315,348	Alexandria Real Estate Equities, Inc.	63,463,785
252,575	American Tower Corp.	63,451,891
370,028	Camden Property Trust	61,498,654
348,559	Crown Castle International Corp.	64,343,991
1,088,706	Duke Realty Corp.	63,210,270
294,870	Mid-America Apartment Communities, Inc.	61,760,522
384,048	Prologis, Inc.	62,016,071
166,048	Public Storage	64,805,213
916,682	Realty Income Corp.	63,526,063
		568,076,460

	Food & Staples Retailing — 0.5%
423,162	Walmart, Inc.	63,017,285

	Food Products — 5.9%
700,236	Archer-Daniels-Midland Co.	63,203,301
1,437,077	Campbell Soup Co.	64,050,522
971,550	General Mills, Inc.	65,793,366
292,923	Hershey (The) Co.	63,455,910

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
1,226,791	Hormel Foods Corp.	$63,228,808
712,335	Ingredion, Inc.	62,079,995
389,811	J & J Snack Foods Corp.	60,459,686
468,870	J.M. Smucker (The) Co.	63,489,687
1,001,358	Kellogg Co.	64,577,577
395,212	Lancaster Colony Corp.	58,945,870
631,025	McCormick & Co., Inc.	62,976,295
994,504	Mondelez International, Inc., Class A	62,434,961
		754,695,978

	Gas Utilities — 3.0%
529,612	Atmos Energy Corp.	63,283,338
453,439	Chesapeake Utilities Corp.	62,465,757
1,378,650	New Jersey Resources Corp.	63,224,889
722,452	ONE Gas, Inc.	63,749,165
901,919	Spire, Inc.	64,721,707
1,731,915	UGI Corp.	62,729,961
		380,174,817

	Health Care Equipment & Supplies — 1.9%
501,253	Abbott Laboratories	59,328,305
772,076	Baxter International, Inc.	59,866,773
228,076	Becton, Dickinson and Co.	60,668,216
561,220	Medtronic PLC	62,267,359
		242,130,653

	Health Care Providers & Services — 1.9%
568,328	CVS Health Corp.	57,520,477
1,867,018	Fresenius Medical Care AG & Co. KGaA, ADR	62,881,166
1,701,972	Premier, Inc., Class A	60,573,183
424,282	Quest Diagnostics, Inc.	58,067,235
		239,042,061

	Hotels, Restaurants & Leisure — 1.5%
259,360	McDonald’s Corp.	64,134,541
702,655	Starbucks Corp.	63,920,525
514,871	Yum! Brands, Inc.	61,027,660
		189,082,726

	Household Durables — 0.5%
522,989	Garmin Ltd.	62,031,725

	Household Products — 2.4%
455,879	Clorox (The) Co.	63,380,857
823,100	Colgate-Palmolive Co.	62,415,673
505,528	Kimberly-Clark Corp.	62,260,828
404,941	Procter & Gamble (The) Co.	61,874,985
321,363	WD-40 Co.	58,883,343
		308,815,686

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Industrial Conglomerates — 1.0%
410,772	3M Co.	$61,155,735
316,199	Honeywell International, Inc.	61,526,002
		122,681,737

	Insurance — 6.3%
962,661	Aflac, Inc.	61,985,742
453,676	Allstate (The) Corp.	62,838,663
342,534	Assurant, Inc.	62,282,957
1,086,767	Axis Capital Holdings Ltd.	65,716,800
286,580	Chubb Ltd.	61,299,462
1,258,410	CNA Financial Corp.	61,183,894
340,015	Erie Indemnity Co., Class A	59,886,842
212,731	Everest Re Group Ltd.	64,112,869
412,242	Hanover Insurance Group (The), Inc.	61,638,424
853,485	Hartford Financial Services Group (The), Inc.	61,288,758
1,092,405	Sun Life Financial, Inc.	60,988,971
334,356	Travelers (The) Cos., Inc.	61,096,872
263,812	Willis Towers Watson PLC	62,317,671
		806,637,925

	IT Services — 4.0%
746,758	Amdocs Ltd.	61,390,975
287,170	Automatic Data Processing, Inc.	65,342,662
401,635	Broadridge Financial Solutions, Inc.	62,538,586
642,656	Fidelity National Information Services, Inc.	64,535,515
2,520,975	Infosys Ltd., ADR	62,747,068
476,446	International Business Machines Corp.	61,947,509
816,822	Maximus, Inc.	61,220,809
481,863	Paychex, Inc.	65,759,844
		505,482,968

	Machinery — 4.2%
272,822	Caterpillar, Inc.	60,790,198
296,061	Cummins, Inc.	60,725,072
1,153,519	Donaldson Co., Inc.	59,902,242
287,903	Illinois Tool Works, Inc.	60,286,888
454,618	Lincoln Electric Holdings, Inc.	62,650,906
687,927	PACCAR, Inc.	60,585,731
286,822	Snap-on, Inc.	58,936,184
702,089	Toro (The) Co.	60,021,589
696,242	Xylem, Inc.	59,361,593
		543,260,403

	Media — 0.5%
1,307,753	Comcast Corp., Class A	61,228,995

	Multiline Retail — 0.4%
273,689	Target Corp.	58,082,280

Shares	Description	Value
	Common Stocks (Continued)
	Multi-Utilities — 5.5%
682,236	Ameren Corp.	$63,966,447
1,371,521	Avista Corp.	61,924,173
843,110	Black Hills Corp.	64,936,332
911,071	CMS Energy Corp.	63,720,306
681,396	Consolidated Edison, Inc.	64,514,573
745,850	Dominion Energy, Inc.	63,374,875
480,195	DTE Energy Co.	63,486,581
1,050,476	NorthWestern Corp.	63,543,293
904,858	Public Service Enterprise Group, Inc.	63,340,060
383,253	Sempra Energy	64,432,494
637,749	WEC Energy Group, Inc.	63,653,728
		700,892,862

	Oil, Gas & Consumable Fuels — 0.5%
1,348,788	Enbridge, Inc.	62,165,639

	Personal Products — 0.5%
1,353,876	Unilever PLC, ADR	61,696,129

	Pharmaceuticals — 4.8%
961,449	AstraZeneca PLC, ADR	63,782,527
859,009	Bristol-Myers Squibb Co.	62,733,427
210,722	Eli Lilly & Co.	60,344,459
1,424,665	GlaxoSmithKline PLC, ADR	62,058,407
347,112	Johnson & Johnson	61,518,660
771,979	Merck & Co., Inc.	63,340,877
709,025	Novartis AG, ADR	62,216,944
553,886	Novo Nordisk A/S, ADR	61,509,040
1,126,274	Pfizer, Inc.	58,307,205
1,197,893	Sanofi, ADR	61,499,827
		617,311,373

	Professional Services — 0.9%
516,481	Robert Half International, Inc.	58,971,801
566,426	Thomson Reuters Corp.	61,655,470
		120,627,271

	Road & Rail — 1.5%
462,303	Canadian National Railway Co.	62,013,324
219,424	Norfolk Southern Corp.	62,584,113
230,742	Union Pacific Corp.	63,041,022
		187,638,459

	Semiconductors & Semiconductor Equipment — 1.9%
371,655	Analog Devices, Inc.	61,389,973
1,287,884	Intel Corp.	63,827,531
570,827	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	59,514,423
338,205	Texas Instruments, Inc.	62,053,853
		246,785,780

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software — 1.9%
823,208	Dolby Laboratories, Inc., Class A	$64,391,330
1,412,470	Open Text Corp.	59,888,728
753,860	Oracle Corp.	62,366,838
545,568	SAP SE, ADR	60,536,225
		247,183,121

	Specialty Retail — 1.3%
185,301	Home Depot (The), Inc.	55,466,149
268,159	Lowe’s Cos., Inc.	54,219,068
263,538	Tractor Supply Co.	61,501,863
		171,187,080

	Technology Hardware, Storage & Peripherals — 0.5%
2,527,238	Canon, Inc., ADR	61,437,156

	Trading Companies & Distributors — 1.5%
1,056,663	Fastenal Co.	62,765,782
760,914	MSC Industrial Direct Co., Inc., Class A	64,837,482
201,057	Watsco, Inc.	61,250,005
		188,853,269

	Water Utilities — 0.5%
699,838	American States Water Co.	62,299,579

	Wireless Telecommunication Services — 0.5%
1,140,585	Rogers Communications, Inc., Class B	64,728,199

	Total Investments — 99.9%	12,749,873,439
	(Cost $10,672,676,114)
	Net Other Assets and Liabilities — 0.1%	17,651,523
	Net Assets — 100.0%	$12,767,524,962

ADR	-	American Depositary Receipt

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$12,749,873,439	$12,749,873,439	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds.

Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Nasdaq® and The Capital Strength IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 2.1%
459,372	Lucid Group, Inc. (a) (b)	$11,668,049
13,025	Tesla, Inc. (b)	14,035,740
		25,703,789

	Beverages — 2.9%
311,881	Keurig Dr Pepper, Inc.	11,820,290
146,328	Monster Beverage Corp. (b)	11,691,607
72,441	PepsiCo, Inc.	12,125,175
		35,637,072

	Biotechnology — 6.9%
49,916	Amgen, Inc.	12,070,687
56,541	Biogen, Inc. (b)	11,907,535
198,463	Gilead Sciences, Inc.	11,798,625
65,909	Moderna, Inc. (b)	11,353,484
17,191	Regeneron Pharmaceuticals, Inc. (b)	12,006,538
82,571	Seagen, Inc. (b)	11,894,353
47,343	Vertex Pharmaceuticals, Inc. (b)	12,355,103
		83,386,325

	Commercial Services & Supplies — 2.0%
29,454	Cintas Corp.	12,529,437
91,243	Copart, Inc. (b)	11,448,259
		23,977,696

	Communications Equipment — 1.0%
210,685	Cisco Systems, Inc.	11,747,796

	Electric Utilities — 4.3%
125,356	American Electric Power Co., Inc.	12,506,768
240,591	Constellation Energy Corp.	13,533,244
272,654	Exelon Corp.	12,986,510
171,420	Xcel Energy, Inc.	12,371,381
		51,397,903

	Entertainment — 3.9%
149,716	Activision Blizzard, Inc.	11,993,749
93,381	Electronic Arts, Inc.	11,813,630
130,751	NetEase, Inc., ADR	11,727,057
30,982	Netflix, Inc. (b)	11,605,548
		47,139,984

	Food & Staples Retailing — 1.9%
21,007	Costco Wholesale Corp.	12,096,881
249,000	Walgreens Boots Alliance, Inc.	11,147,730
		23,244,611

	Food Products — 2.0%
313,466	Kraft Heinz (The) Co.	12,347,426
191,714	Mondelez International, Inc., Class A	12,035,805
		24,383,231

Shares	Description	Value
	Common Stocks (Continued)

	Health Care Equipment & Supplies — 4.0%
26,627	Align Technology, Inc. (b)	$11,609,372
25,193	Dexcom, Inc. (b)	12,888,739
21,739	IDEXX Laboratories, Inc. (b)	11,892,537
40,648	Intuitive Surgical, Inc. (b)	12,262,689
		48,653,337

	Hotels, Restaurants & Leisure — 4.0%
70,610	Airbnb, Inc., Class A (b)	12,127,974
5,394	Booking Holdings, Inc. (b)	12,667,539
68,882	Marriott International, Inc., Class A (b)	12,106,012
131,623	Starbucks Corp.	11,973,744
		48,875,269

	Industrial Conglomerates — 1.0%
60,563	Honeywell International, Inc.	11,784,348

	Interactive Media & Services — 3.9%
2,166	Alphabet, Inc., Class A (b)	6,024,404
2,156	Alphabet, Inc., Class C (b)	6,021,686
79,100	Baidu, Inc., ADR (b)	10,464,930
114,840	Match Group, Inc. (b)	12,487,702
54,471	Meta Platforms, Inc., Class A (b)	12,112,172
		47,110,894

	Internet & Direct Marketing Retail — 4.7%
3,656	Amazon.com, Inc. (b)	11,918,377
210,495	eBay, Inc.	12,052,944
181,028	JD.com, Inc., ADR (b)	10,476,090
9,947	MercadoLibre, Inc. (b)	11,831,758
276,741	Pinduoduo, Inc., ADR (b)	11,100,081
		57,379,250

	IT Services — 6.8%
54,926	Automatic Data Processing, Inc.	12,497,862
128,573	Cognizant Technology Solutions Corp., Class A	11,529,141
117,210	Fiserv, Inc. (b)	11,885,094
67,577	Okta, Inc. (b)	10,201,424
92,036	Paychex, Inc.	12,560,153
99,296	PayPal Holdings, Inc. (b)	11,483,582
53,422	VeriSign, Inc. (b)	11,884,258
		82,041,514

	Life Sciences Tools & Services — 1.0%
34,070	Illumina, Inc. (b)	11,904,058

	Machinery — 1.0%
132,987	PACCAR, Inc.	11,712,165

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media — 2.9%
20,426	Charter Communications, Inc., Class A (b)	$11,142,791
251,391	Comcast Corp., Class A	11,770,127
1,862,990	Sirius XM Holdings, Inc. (a)	12,332,994
		35,245,912

	Multiline Retail — 1.0%
75,030	Dollar Tree, Inc. (b)	12,016,054

	Pharmaceuticals — 1.0%
186,497	AstraZeneca PLC, ADR	12,372,211

	Professional Services — 1.0%
56,631	Verisk Analytics, Inc.	12,154,711

	Road & Rail — 1.9%
324,761	CSX Corp.	12,162,299
35,920	Old Dominion Freight Line, Inc.	10,728,586
		22,890,885

	Semiconductors & Semiconductor Equipment — 15.5%
103,931	Advanced Micro Devices, Inc. (b)	11,363,811
72,150	Analog Devices, Inc.	11,917,737
87,260	Applied Materials, Inc.	11,500,868
17,346	ASML Holding N.V.	11,585,914
19,318	Broadcom, Inc.	12,164,158
248,513	Intel Corp.	12,316,304
32,304	KLA Corp.	11,825,202
21,652	Lam Research Corp.	11,640,332
165,316	Marvell Technology, Inc.	11,854,810
152,575	Microchip Technology, Inc.	11,464,486
148,489	Micron Technology, Inc.	11,565,808
44,578	NVIDIA Corp.	12,163,553
61,283	NXP Semiconductors N.V.	11,342,258
76,574	QUALCOMM, Inc.	11,702,039
87,236	Skyworks Solutions, Inc.	11,626,814
65,476	Texas Instruments, Inc.	12,013,536
		188,047,630

	Software — 17.3%
26,013	Adobe, Inc. (b)	11,852,043
37,013	ANSYS, Inc. (b)	11,757,180
40,010	Atlassian Corp. PLC, Class A (b)	11,756,138
55,284	Autodesk, Inc. (b)	11,850,125
74,228	Cadence Design Systems, Inc. (b)	12,207,537
56,675	Crowdstrike Holdings, Inc., Class A (b)	12,869,759
80,897	Datadog, Inc., Class A (b)	12,253,469
123,457	DocuSign, Inc. (b)	13,224,714
36,855	Fortinet, Inc. (b)	12,594,828
24,573	Intuit, Inc.	11,815,681
39,252	Microsoft Corp.	12,101,784
20,436	Palo Alto Networks, Inc. (b)	12,721,614

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
92,123	Splunk, Inc. (b)	$13,690,399
37,059	Synopsys, Inc. (b)	12,350,653
48,407	Workday, Inc., Class A (b)	11,591,540
101,408	Zoom Video Communications, Inc., Class A (b)	11,888,060
52,947	Zscaler, Inc. (b)	12,775,052
		209,300,576

	Specialty Retail — 1.9%
17,092	O’Reilly Automotive, Inc. (b)	11,707,337
126,355	Ross Stores, Inc.	11,430,073
		23,137,410

	Technology Hardware, Storage & Peripherals — 1.0%
71,913	Apple, Inc.	12,556,729

	Textiles, Apparel & Luxury Goods — 1.1%
37,209	Lululemon Athletica, Inc. (b)	13,589,843

	Trading Companies & Distributors — 1.0%
203,782	Fastenal Co.	12,104,651

	Wireless Telecommunication Services — 1.0%
92,715	T-Mobile US, Inc. (b)	11,899,970

	Total Common Stocks — 100.0%	1,211,395,824
	(Cost $1,067,687,475)

	Money Market Funds — 1.5%
18,094,994	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	18,094,994
	(Cost $18,094,994)

Principal Value	Description	Value
	Repurchase Agreements — 0.2%
$2,018,289	BNP Paribas S.A., 0.24% (c), dated 03/31/22, due 04/01/22, with a maturity value of $2,018,303. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/2025. The value of the collateral including accrued interest is $2,056,333. (d)	2,018,289
	(Cost $2,018,289)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Description	Value
Total Investments — 101.7%	$1,231,509,107
(Cost $1,087,800,758)
Net Other Assets and Liabilities — (1.7)%	(20,225,556)
Net Assets — 100.0%	$1,211,283,551

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $19,052,381 and the total value of the collateral held by the Fund is $20,113,283.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,211,395,824	$1,211,395,824	$—	$—
Money Market Funds	18,094,994	18,094,994	—	—
Repurchase Agreements	2,018,289	—	2,018,289	—
Total Investments	$1,231,509,107	$1,229,490,818	$2,018,289	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Interactive Media & Services — 9.6%
11,225	Alphabet, Inc., Class A (a)	$31,220,654
11,176	Alphabet, Inc., Class C (a)	31,214,456
410,200	Baidu, Inc., ADR (a)	54,269,460
595,349	Match Group, Inc. (a)	64,738,250
282,397	Meta Platforms, Inc., Class A (a)	62,793,797
		244,236,617

	IT Services — 6.8%
666,548	Cognizant Technology Solutions Corp., Class A	59,769,359
350,349	Okta, Inc. (a)	52,888,685
276,948	VeriSign, Inc. (a)	61,609,852
		174,267,896

	Semiconductors & Semiconductor Equipment — 38.3%
538,835	Advanced Micro Devices, Inc. (a)	58,916,219
374,034	Analog Devices, Inc.	61,782,936
452,393	Applied Materials, Inc.	59,625,397
89,926	ASML Holding N.V.	60,064,273
100,154	Broadcom, Inc.	63,064,971
1,288,426	Intel Corp.	63,854,393
167,476	KLA Corp.	61,306,265
112,251	Lam Research Corp.	60,347,260
857,088	Marvell Technology, Inc.	61,461,781
790,996	Microchip Technology, Inc.	59,435,439
769,878	Micron Technology, Inc.	59,965,797
231,111	NVIDIA Corp.	63,060,947
317,723	NXP Semiconductors N.V.	58,804,173
397,010	QUALCOMM, Inc.	60,671,068
452,256	Skyworks Solutions, Inc.	60,276,680
339,458	Texas Instruments, Inc.	62,283,754
		974,921,353

	Software — 42.7%
134,858	Adobe, Inc. (a)	61,444,002
191,885	ANSYS, Inc. (a)	60,952,270
207,431	Atlassian Corp. PLC, Class A (a)	60,949,451
286,621	Autodesk, Inc. (a)	61,437,212
384,819	Cadence Design Systems, Inc. (a)	63,287,333
293,837	Crowdstrike Holdings, Inc., Class A (a)	66,724,506
419,427	Datadog, Inc., Class A (a)	63,530,608
640,104	DocuSign, Inc. (a)	68,567,941
191,068	Fortinet, Inc. (a)	65,295,578
127,405	Intuit, Inc.	61,261,420
203,497	Microsoft Corp.	62,740,160
105,953	Palo Alto Networks, Inc. (a)	65,956,802
477,587	Splunk, Inc. (a)	70,974,204
192,127	Synopsys, Inc. (a)	64,030,165
250,972	Workday, Inc., Class A (a)	60,097,755
525,766	Zoom Video Communications, Inc., Class A (a)	61,635,548

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
274,508	Zscaler, Inc. (a)	$66,233,290
		1,085,118,245

	Technology Hardware, Storage & Peripherals — 2.6%
372,828	Apple, Inc.	65,099,497

	Total Investments — 100.0%	2,543,643,608
	(Cost $2,418,051,240)
	Net Other Assets and Liabilities — 0.0%	306,812
	Net Assets — 100.0%	$2,543,950,420

(a)	Non-income producing security.

ADR	-	American Depositary Receipt

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,543,643,608	$2,543,643,608	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Automobiles — 3.6%
81,311	Lucid Group, Inc. (b) (c)	$2,065,299
2,305	Tesla, Inc. (c)	2,483,868
		4,549,167

	Beverages — 4.9%
55,204	Keurig Dr Pepper, Inc.	2,092,232
25,900	Monster Beverage Corp. (c)	2,069,410
12,822	PepsiCo, Inc.	2,146,146
		6,307,788

	Biotechnology — 11.6%
8,835	Amgen, Inc.	2,136,480
10,007	Biogen, Inc. (c)	2,107,474
35,127	Gilead Sciences, Inc.	2,088,300
11,665	Moderna, Inc. (c)	2,009,413
3,043	Regeneron Pharmaceuticals, Inc. (c)	2,125,292
14,616	Seagen, Inc. (c)	2,105,435
8,380	Vertex Pharmaceuticals, Inc. (c)	2,186,928
		14,759,322

	Commercial Services & Supplies — 3.3%
5,213	Cintas Corp.	2,217,558
16,150	Copart, Inc. (c)	2,026,341
		4,243,899

	Communications Equipment — 1.6%
37,293	Cisco Systems, Inc.	2,079,458

	Electric Utilities — 7.1%
22,188	American Electric Power Co., Inc.	2,213,697
42,589	Constellation Energy Corp.	2,395,631
48,260	Exelon Corp.	2,298,624
30,343	Xcel Energy, Inc.	2,189,854
		9,097,806

	Entertainment — 6.5%
26,502	Activision Blizzard, Inc.	2,123,075
16,529	Electronic Arts, Inc.	2,091,084
23,146	NetEase, Inc., ADR	2,075,965
5,484	Netflix, Inc. (c)	2,054,251
		8,344,375

	Food & Staples Retailing — 3.2%
3,718	Costco Wholesale Corp.	2,141,010
44,072	Walgreens Boots Alliance, Inc.	1,973,104
		4,114,114

	Food Products — 3.4%
55,483	Kraft Heinz (The) Co.	2,185,475
33,934	Mondelez International, Inc., Class A	2,130,377
		4,315,852

Shares	Description	Value
	Common Stocks (a) (Continued)
	Health Care Equipment & Supplies — 6.7%
4,713	Align Technology, Inc. (c)	$2,054,868
4,459	Dexcom, Inc. (c)	2,281,224
3,848	IDEXX Laboratories, Inc. (c)	2,105,087
7,195	Intuitive Surgical, Inc. (c)	2,170,588
		8,611,767

	Hotels, Restaurants & Leisure — 6.8%
12,499	Airbnb, Inc., Class A (c)	2,146,828
955	Booking Holdings, Inc. (c)	2,242,770
12,193	Marriott International, Inc., Class A (c)	2,142,920
23,295	Starbucks Corp.	2,119,146
		8,651,664

	Industrial Conglomerates — 1.6%
10,719	Honeywell International, Inc.	2,085,703

	Internet & Direct Marketing Retail — 8.0%
647	Amazon.com, Inc. (c)	2,109,188
37,259	eBay, Inc.	2,133,450
32,048	JD.com, Inc., ADR (c)	1,854,618
1,761	MercadoLibre, Inc. (c)	2,094,674
48,997	Pinduoduo, Inc., ADR (c)	1,965,270
		10,157,200

	IT Services — 6.7%
9,722	Automatic Data Processing, Inc.	2,212,144
20,746	Fiserv, Inc. (c)	2,103,645
16,290	Paychex, Inc.	2,223,096
17,574	PayPal Holdings, Inc. (c)	2,032,433
		8,571,318

	Life Sciences Tools & Services — 1.7%
6,031	Illumina, Inc. (c)	2,107,231

	Machinery — 1.6%
23,540	PACCAR, Inc.	2,073,168

	Media — 4.9%
3,615	Charter Communications, Inc., Class A (c)	1,972,055
44,495	Comcast Corp., Class A	2,083,256
329,741	Sirius XM Holdings, Inc. (b)	2,182,885
		6,238,196

	Multiline Retail — 1.7%
13,280	Dollar Tree, Inc. (c)	2,126,792

	Pharmaceuticals — 1.7%
33,011	AstraZeneca PLC, ADR	2,189,950

	Professional Services — 1.7%
10,023	Verisk Analytics, Inc.	2,151,236

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Road & Rail — 3.2%
57,485	CSX Corp.	$2,152,813
6,358	Old Dominion Freight Line, Inc.	1,899,008
		4,051,821

	Specialty Retail — 3.2%
3,025	O’Reilly Automotive, Inc. (c)	2,072,004
22,364	Ross Stores, Inc.	2,023,047
		4,095,051

	Textiles, Apparel & Luxury Goods — 1.9%
6,586	Lululemon Athletica, Inc. (c)	2,405,405

	Trading Companies & Distributors — 1.7%
36,068	Fastenal Co.	2,142,439

	Wireless Telecommunication Services — 1.7%
16,412	T-Mobile US, Inc. (c)	2,106,480

	Total Common Stocks — 100.0%	127,577,202
	(Cost $104,102,376)

	Money Market Funds — 2.6%
3,253,042	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (d) (e)	3,253,042
49,895	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (d)	49,895
	Total Money Market Funds — 2.6%	3,302,937
	(Cost $3,302,937)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$362,839	BNP Paribas S.A., 0.24% (d), dated 03/31/22, due 04/01/22, with a maturity value of $362,842. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $369,679. (e)	362,839
	(Cost $362,839)

	Total Investments — 102.9%	131,242,978
	(Cost $107,768,152)
	Net Other Assets and Liabilities — (2.9)%	(3,654,128)
	Net Assets — 100.0%	$127,588,850

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,425,494 and the total value of the collateral held by the Fund is $3,615,881.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2022.
(e)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$127,577,202	$127,577,202	$—	$—
Money Market Funds	3,302,937	3,302,937	—	—
Repurchase Agreements	362,839	—	362,839	—
Total Investments	$131,242,978	$130,880,139	$362,839	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Automobiles — 19.2%
7,881,091	NIO, Inc., ADR (a)	$165,896,965
348,968	Niu Technologies, ADR (a) (b)	3,371,031
206,797	Tesla, Inc. (a)	222,844,447
1,080,625	Workhorse Group, Inc. (a) (b)	5,403,125
2,474,623	XPeng, Inc., ADR (a)	68,274,849
		465,790,417

	Chemicals — 10.0%
785,799	Albemarle Corp.	173,779,449
1,120,141	Livent Corp. (a)	29,202,076
468,303	Sociedad Quimica y Minera de Chile S.A., ADR	40,086,737
		243,068,262

	Commercial Services & Supplies — 0.4%
1,170,031	Li-Cycle Holdings Corp. (a) (b)	9,886,762

	Construction & Engineering — 1.0%
232,492	Ameresco, Inc., Class A (a)	18,483,114
332,357	Infrastructure and Energy Alternatives, Inc. (a) (b)	3,938,430
337,497	ReneSola Ltd., ADR (a) (b)	1,960,858
		24,382,402

	Electrical Equipment — 17.0%
242,595	Acuity Brands, Inc.	45,923,234
197,149	American Superconductor Corp. (a)	1,500,304
1,031,721	Array Technologies, Inc. (a)	11,627,496
2,061,816	Ballard Power Systems, Inc. (a) (b)	23,999,538
292,348	Blink Charging Co. (a) (b)	7,735,528
1,117,331	Bloom Energy Corp., Class A (a)	26,983,544
2,293,257	ChargePoint Holdings, Inc. (a) (b)	45,589,949
285,771	EnerSys	21,309,943
373,806	Eos Energy Enterprises, Inc. (a) (b)	1,562,509
375,086	Fluence Energy, Inc. (a) (b)	4,917,377
670,260	FTC Solar, Inc. (a) (b)	3,304,382
2,540,297	FuelCell Energy, Inc. (a)	14,632,111
3,558,802	Plug Power, Inc. (a)	101,817,325
931,573	Romeo Power, Inc. (a) (b)	1,388,044
721,727	Shoals Technologies Group, Inc., Class A (a)	12,298,228
1,063,009	Stem, Inc. (a) (b)	11,703,729
1,443,862	Sunrun, Inc. (a)	43,850,089
257,572	TPI Composites, Inc. (a)	3,621,462
221,756	Vicor Corp. (a)	15,644,886
954,221	Wallbox N.V. (a) (b)	12,166,318
		411,575,996

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.6%
260,961	Advanced Energy Industries, Inc.	$22,463,523
311,806	Itron, Inc. (a)	16,425,940
		38,889,463

	Independent Power and Renewable Electricity Producers — 10.2%
779,028	Atlantica Sustainable Infrastructure PLC	27,320,512
420,765	Azure Power Global Ltd. (a) (b)	7,001,530
1,905,714	Brookfield Renewable Partners, L.P. (c)	78,267,674
567,169	Clearway Energy, Inc., Class C	20,707,340
581,048	NextEra Energy Partners, L.P. (d)	48,436,161
388,341	Ormat Technologies, Inc. (b)	31,777,944
1,956,152	ReNew Energy Global PLC, Class A (a) (b)	16,079,569
785,513	Sunnova Energy International, Inc. (a)	18,113,930
		247,704,660

	Machinery — 1.5%
1,316,282	Lion Electric (The) Co. (a) (b)	11,056,769
2,081,926	Microvast Holdings, Inc. (a) (b)	13,948,904
1,512,365	Proterra, Inc. (a) (b)	11,372,985
		36,378,658

	Metals & Mining — 2.9%
1,229,841	MP Materials Corp. (a)	70,519,083

	Mortgage Real Estate Investment Trusts — 1.2%
592,459	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,100,330

	Oil, Gas & Consumable Fuels — 0.3%
371,260	Archaea Energy, Inc. (a)	8,141,732

	Professional Services — 0.1%
88,618	Willdan Group, Inc. (a)	2,719,686

	Semiconductors & Semiconductor Equipment — 34.1%
1,315,665	Allegro MicroSystems, Inc. (a)	37,364,886
440,861	Canadian Solar, Inc. (a)	15,588,845
409,996	Daqo New Energy Corp., ADR (a)	16,941,035
899,260	Enphase Energy, Inc. (a)	181,452,683
736,600	First Solar, Inc. (a)	61,682,884
276,037	JinkoSolar Holding Co., Ltd., ADR (a) (b)	13,329,827

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
306,429	Maxeon Solar Technologies Ltd. (a) (b)	$4,437,092
815,622	Navitas Semiconductor Corp. (a) (b)	8,384,594
2,875,005	ON Semiconductor Corp. (a)	180,004,063
409,835	Power Integrations, Inc.	37,983,508
281,766	SolarEdge Technologies, Inc. (a)	90,832,905
1,199,295	SunPower Corp. (a)	25,760,856
335,966	Universal Display Corp.	56,089,524
856,091	Wolfspeed, Inc. (a)	97,474,521
		827,327,223

	Specialty Retail — 0.4%
476,187	EVgo, Inc. (a) (b)	6,123,765
1,055,139	Volta, Inc. (a)	3,218,174
		9,341,939

	Total Common Stocks — 99.9%	2,423,826,613
	(Cost $2,410,360,372)

	Money Market Funds — 5.0%
120,507,023	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (e) (f)	120,507,023
	(Cost $120,507,023)

Principal Value	Description	Value
	Repurchase Agreements — 0.6%
$13,441,177	BNP Paribas S.A., 0.24% (e), dated 03/31/22, due 04/01/22, with a maturity value of $13,441,267. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $13,694,537. (f)	13,441,177
	(Cost $13,441,177)

	Total Investments — 105.5%	2,557,774,813
	(Cost $2,544,308,572)
	Net Other Assets and Liabilities — (5.5)%	(133,477,513)
	Net Assets — 100.0%	$2,424,297,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $130,424,768 and the total value of the collateral held by the Fund is $133,948,200.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2022.
(f)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,423,826,613	$2,423,826,613	$—	$—
Money Market Funds	120,507,023	120,507,023	—	—
Repurchase Agreements	13,441,177	—	13,441,177	—
Total Investments	$2,557,774,813	$2,544,333,636	$13,441,177	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 98.7%
	Diversified REITs — 3.8%
13,422	Alexander & Baldwin, Inc.	$311,256
1,987	Alpine, Inc.ome Property Trust, Inc.	37,356
9,745	American Assets Trust, Inc.	369,238
12,459	Armada Hoffler Properties, Inc.	181,901
29,844	Broadstone Net Lease, Inc.	650,002
1,103	CTO Realty Growth, Inc.	73,151
95,026	DigitalBridge Group, Inc. (a)	684,187
26,172	Empire State Realty Trust, Inc., Class A	257,009
22,499	Essential Properties Realty Trust, Inc.	569,225
6,897	Gladstone Commercial Corp.	151,872
19,173	Global Net Lease, Inc.	301,591
2,980	One Liberty Properties, Inc.	91,754
3,722	PS Business Parks, Inc.	625,594
45,415	STORE Capital Corp.	1,327,481
15,663	Washington Real Estate Investment Trust	399,407
35,274	WP Carey, Inc.	2,851,550
		8,882,574

	Health Care REITs — 10.6%
17,957	CareTrust REIT, Inc.	346,570
4,346	Community Healthcare Trust, Inc.	183,445
44,229	Diversified Healthcare Trust	141,533
11,169	Global Medical REIT, Inc.	182,278
27,304	Healthcare Realty Trust, Inc.	750,314
40,868	Healthcare Trust of America, Inc., Class A	1,280,803
99,804	Healthpeak Properties, Inc.	3,426,271
7,287	LTC Properties, Inc.	280,331
110,447	Medical Properties Trust, Inc.	2,334,849
8,485	National Health Investors, Inc.	500,700
44,225	Omega Healthcare Investors, Inc.	1,378,051
40,767	Physicians Realty Trust	715,053
42,319	Sabra Health Care REIT, Inc.	630,130
2,372	Universal Health Realty Income Trust	138,454
73,872	Ventas, Inc.	4,562,335
80,552	Welltower, Inc.	7,744,269
		24,595,386

	Hotel & Resort REITs — 3.5%
39,301	Apple Hospitality REIT, Inc.	706,239
6,265	Ashford Hospitality Trust, Inc. (a)	63,903
10,505	Braemar Hotels & Resorts, Inc.	64,921
9,025	Chatham Lodging Trust (a)	124,455
38,978	DiamondRock Hospitality Co. (a)	393,678
6,112	Hersha Hospitality Trust (a)	55,497
132,140	Host Hotels & Resorts, Inc.	2,567,480
43,763	Park Hotels & Resorts, Inc.	854,691
24,314	Pebblebrook Hotel Trust	595,207
30,827	RLJ Lodging Trust	434,044
10,191	Ryman Hospitality Properties, Inc. (a)	945,419

Shares	Description	Value
	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
30,552	Service Properties Trust	$269,774
19,700	Summit Hotel Properties, Inc. (a)	196,212
40,590	Sunstone Hotel Investors, Inc. (a)	478,150
21,136	Xenia Hotels & Resorts, Inc. (a)	407,714
		8,157,384

	Industrial REITs — 16.2%
49,369	Americold Realty Trust	1,376,408
70,480	Duke Realty Corp.	4,092,069
7,529	EastGroup Properties, Inc.	1,530,495
24,112	First Industrial Realty Trust, Inc.	1,492,774
1,224	Indus Realty Trust, Inc.	89,462
12,104	Industrial Logistics Properties Trust	274,398
4,742	Innovative Industrial Properties, Inc.	974,007
52,338	LXP Industrial Trust	821,707
6,404	Plymouth Industrial REIT, Inc.	173,548
136,945	Prologis, Inc.	22,113,879
29,658	Rexford Industrial Realty, Inc.	2,212,190
32,612	STAG Industrial, Inc.	1,348,506
13,971	Terreno Realty Corp.	1,034,552
		37,533,995

	Office REITs — 8.9%
26,935	Alexandria Real Estate Equities, Inc.	5,420,669
26,306	Boston Properties, Inc.	3,388,213
31,669	Brandywine Realty Trust	447,800
8,060	City Office REIT, Inc.	142,339
20,787	Corporate Office Properties Trust	593,261
27,516	Cousins Properties, Inc.	1,108,620
2,811	Creative Media & Community Trust Corp.	21,757
32,476	Douglas Emmett, Inc.	1,085,348
15,941	Easterly Government Properties, Inc.	336,993
20,930	Equity Commonwealth (a)	590,435
17,594	Franklin Street Properties Corp.	103,804
19,412	Highwoods Properties, Inc.	887,905
28,218	Hudson Pacific Properties, Inc.	783,049
21,126	JBG SMITH Properties	617,302
19,440	Kilroy Realty Corp.	1,485,605
8,962	Office Properties Income Trust	230,592
10,479	Orion Office REIT, Inc.	146,706
30,390	Paramount Group, Inc.	331,555
22,973	Piedmont Office Realty Trust, Inc., Class A	395,595
3,161	Postal Realty Trust, Inc., Class A	53,168
11,864	SL Green Realty Corp.	963,090
14,811	Veris Residential, Inc. (a)	257,563
29,424	Vornado Realty Trust	1,333,496
		20,724,865

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Residential REITs — 19.6%
25,753	American Campus Communities, Inc.	$1,441,395
54,646	American Homes 4 Rent, Class A	2,187,479
29,052	Apartment Income REIT Corp.	1,553,120
28,173	Apartment Investment and Management Co., Class A (a)	206,226
25,864	AvalonBay Communities, Inc.	6,423,842
5,195	Bluerock Residential Growth REIT, Inc.	138,031
2,126	BRT Apartments Corp.	50,960
18,913	Camden Property Trust	3,143,341
2,776	Centerspace	272,381
2,497	Clipper Realty, Inc.	22,648
31,950	Equity LifeStyle Properties, Inc.	2,443,536
63,241	Equity Residential	5,686,631
12,075	Essex Property Trust, Inc.	4,171,671
40,839	Independence Realty Trust, Inc.	1,079,783
110,439	Invitation Homes, Inc.	4,437,439
21,344	Mid-America Apartment Communities, Inc.	4,470,501
4,206	NexPoint Residential Trust, Inc.	379,844
9,798	Preferred Apartment Communities, Inc.	244,362
21,461	Sun Communities, Inc.	3,761,899
55,345	UDR, Inc.	3,175,143
8,436	UMH Properties, Inc.	207,441
		45,497,673

	Retail REITs — 14.1%
16,369	Acadia Realty Trust	354,716
13,192	Agree Realty Corp.	875,421
397	Alexander’s, Inc.	101,723
55,119	Brixmor Property Group, Inc.	1,422,621
4,740	CBL & Associates Properties, Inc. (a)	155,899
2,275	Cedar Realty Trust, Inc.	62,881
13,094	Federal Realty Investment Trust	1,598,385
7,300	Getty Realty Corp.	208,926
12,447	InvenTrust Properties Corp.	383,119
114,120	Kimco Realty Corp.	2,818,764
40,531	Kite Realty Group Trust	922,891
39,425	Macerich (The) Co.	616,607
32,503	National Retail Properties, Inc.	1,460,685
22,856	Necessity Retail REIT (The), Inc.	180,791
7,333	NETSTREIT Corp.	164,553
11,577	Pennsylvania Real Estate Investment Trust (a)	7,301
20,996	Phillips Edison & Co., Inc.	722,052
104,700	Realty Income Corp.	7,255,710
28,516	Regency Centers Corp.	2,034,331
22,471	Retail Opportunity Investments Corp.	435,713
3,205	Retail Value, Inc.	9,807
15,599	RPT Realty	214,798

Shares	Description	Value
	Common Stocks (Continued)
	Retail REITs (Continued)
2,412	Saul Centers, Inc.	$127,112
6,702	Seritage Growth Properties, Class A (a)	84,847
60,813	Simon Property Group, Inc.	8,000,558
33,225	SITE Centers Corp.	555,190
23,632	Spirit Realty Capital, Inc.	1,087,545
19,244	Tanger Factory Outlet Centers, Inc.	330,804
20,377	Urban Edge Properties	389,201
5,582	Urstadt Biddle Properties, Inc., Class A	104,997
8,544	Whitestone REIT	113,208
		32,801,156

	Specialized REITs — 22.0%
40,493	CubeSmart	2,106,851
52,518	Digital Realty Trust, Inc.	7,447,052
13,843	EPR Properties	757,351
16,663	Equinix, Inc.	12,357,614
24,778	Extra Space Storage, Inc.	5,094,357
5,254	Farmland Partners, Inc.	72,242
14,315	Four Corners Property Trust, Inc.	387,078
43,461	Gaming and Leisure Properties, Inc.	2,039,625
5,761	Gladstone Land Corp.	209,816
53,584	Iron Mountain, Inc.	2,969,089
15,179	Life Storage, Inc.	2,131,587
15,165	National Storage Affiliates Trust	951,755
28,233	Public Storage	11,018,775
2,617	Safehold, Inc.	145,113
116,393	VICI Properties, Inc.	3,312,545
		51,000,850

	Total Common Stocks — 98.7%	229,193,883
	(Cost $223,094,216)

	Money Market Funds — 1.1%
2,539,255	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (b)	2,539,255
	(Cost $2,539,255)

	Total Investments — 99.8%	231,733,138
	(Cost $225,633,471)
	Net Other Assets and Liabilities — 0.2%	519,410
	Net Assets — 100.0%	$232,252,548

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2022.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$229,193,883	$229,193,883	$—	$—
Money Market Funds	2,539,255	2,539,255	—	—
Total Investments	$231,733,138	$231,733,138	$—	$—

* See Portfolio of Investments for Subindustry breakout.

\

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Beverages — 1.9%
1,805,204	Primo Water Corp.	$25,724,157

	Building Products — 9.7%
669,779	A.O. Smith Corp.	42,792,180
393,535	Advanced Drainage Systems, Inc.	46,755,893
1,210,686	Zurn Water Solutions Corp.	42,858,285
		132,406,358

	Chemicals — 3.8%
297,830	Ecolab, Inc.	52,584,865

	Commercial Services & Supplies — 4.9%
371,907	Montrose Environmental Group, Inc. (a)	19,685,037
289,308	Tetra Tech, Inc.	47,718,462
		67,403,499

	Construction & Engineering — 7.2%
722,479	AECOM	55,493,612
181,896	Valmont Industries, Inc.	43,400,386
		98,893,998

	Electronic Equipment, Instruments & Components — 4.0%
264,035	Badger Meter, Inc.	26,326,930
550,612	Itron, Inc. (a)	29,006,240
		55,333,170

	Health Care Equipment & Supplies — 3.9%
98,610	IDEXX Laboratories, Inc. (a)	53,945,587

	Industrial Conglomerates — 4.0%
117,119	Roper Technologies, Inc.	55,307,105

	Life Sciences Tools & Services — 8.0%
402,695	Agilent Technologies, Inc.	53,288,629
191,303	Danaher Corp.	56,114,909
		109,403,538

	Machinery — 25.5%
863,410	Energy Recovery, Inc. (a)	17,389,077
922,914	Evoqua Water Technologies Corp. (a)	43,358,500
864,263	Flowserve Corp.	31,027,042
310,403	Franklin Electric Co., Inc.	25,775,865
273,555	IDEX Corp.	52,448,700
125,027	Lindsay Corp.	19,630,489
460,082	Mueller Industries, Inc.	24,922,642
1,292,734	Mueller Water Products, Inc., Class A	16,702,123

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
793,187	Pentair PLC	$42,998,667
182,339	Watts Water Technologies, Inc., Class A	25,452,701
590,167	Xylem, Inc.	50,317,639
		350,023,445

	Multi-Utilities — 3.6%
3,172,199	Algonquin Power & Utilities Corp. (b)	49,232,529

	Professional Services — 2.9%
792,502	Stantec, Inc.	39,736,050

	Trading Companies & Distributors — 2.1%
1,167,601	Core & Main, Inc., Class A (a)	28,244,268

	Water Utilities — 18.4%
311,878	American States Water Co.	27,763,379
347,444	American Water Works Co., Inc.	57,512,405
461,052	California Water Service Group	27,331,163
4,915,295	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	48,317,350
1,114,314	Essential Utilities, Inc.	56,974,875
164,064	Middlesex Water Co.	17,254,611
251,530	SJW Group	17,501,457
		252,655,240

	Total Common Stocks — 99.9%	1,370,893,809
	(Cost $1,193,527,361)

	Money Market Funds — 3.1%
40,787,442	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	40,787,442
1,371,692	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (c)	1,371,692
	Total Money Market Funds — 3.1%	42,159,134
	(Cost $42,159,134)

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$4,549,372	BNP Paribas S.A., 0.24% (c), dated 03/31/22, due 04/01/22, with a maturity value of $4,549,402. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $4,635,125. (d)	$4,549,372
	(Cost $4,549,372)

	Total Investments — 103.3%	1,417,602,315
	(Cost $1,240,235,867)
	Net Other Assets and Liabilities — (3.3)%	(44,759,139)
	Net Assets — 100.0%	$1,372,843,176

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $44,173,024 and the total value of the collateral held by the Fund is $45,336,814.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,370,893,809	$1,370,893,809	$—	$—
Money Market Funds	42,159,134	42,159,134	—	—
Repurchase Agreements	4,549,372	—	4,549,372	—
Total Investments	$1,417,602,315	$1,413,052,943	$4,549,372	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Gas Utilities — 1.9%
181,852	National Fuel Gas Co.	$12,493,233

	Oil, Gas & Consumable Fuels — 98.0%
753,405	Antero Resources Corp. (a)	23,001,455
535,019	APA Corp.	22,112,335
221,964	Callon Petroleum Co. (a)	13,113,633
1,085,576	Centennial Resource Development, Inc., Class A (a)	8,760,598
215,921	Chesapeake Energy Corp.	18,785,127
236,064	Civitas Resources, Inc.	14,095,381
619,771	CNX Resources Corp. (a)	12,841,655
645,950	Comstock Resources, Inc. (a)	8,429,648
257,475	ConocoPhillips	25,747,500
842,624	Coterra Energy, Inc.	22,725,569
196,604	Crescent Energy, Inc., Class A (b)	3,409,113
799,376	DCP Midstream, L.P. (c)	26,827,059
380,134	Devon Energy Corp.	22,477,323
155,289	Diamondback Energy, Inc.	21,287,016
91,648	Earthstone Energy, Inc., Class A (a)	1,157,514
652,577	Enerplus Corp.	8,287,728
207,347	EOG Resources, Inc.	24,721,983
798,055	EQT Corp.	27,461,073
69,088	Gulfport Energy Corp. (a)	6,205,484
206,311	Hess Corp.	22,083,529
683,281	Hess Midstream, L.P., Class A (b) (c) (d)	20,498,430
93,372	Laredo Petroleum, Inc. (a)	7,389,460
479,766	Magnolia Oil & Gas Corp., Class A	11,346,466
897,789	Marathon Oil Corp.	22,543,482
288,246	Matador Resources Co.	15,271,273
395,193	Murphy Oil Corp.	15,961,845
67,434	Oasis Petroleum, Inc.	9,865,594
210,746	Obsidian Energy Ltd. (a)	1,867,210
531,276	Occidental Petroleum Corp.	30,144,600
389,777	Ovintiv, Inc.	21,075,242
230,824	PDC Energy, Inc.	16,776,288
91,992	Pioneer Natural Resources Co.	23,000,760
674,878	Range Resources Corp. (a)	20,502,794
267,334	SandRidge Energy, Inc. (a)	4,282,691
23,161	SilverBow Resources, Inc. (a)	741,152
369,068	SM Energy Co.	14,375,199
3,223,279	Southwestern Energy Co. (a)	23,110,910
265,434	Talos Energy, Inc. (a)	4,191,203
1,563,542	Tellurian, Inc. (a)	8,286,773
350,043	Vermilion Energy, Inc.	7,357,904
490,296	W&T Offshore, Inc. (a)	1,872,931
1,015,490	Western Midstream Partners, L.P. (c)	25,610,658
104,865	Whiting Petroleum Corp.	8,547,546
		648,151,134

Shares	Description	Value
	Total Common Stocks — 99.9%	$660,644,367
	(Cost $481,745,957)

	Money Market Funds — 1.4%
8,296,424	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (e) (f)	8,296,424
666,813	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (e)	666,813
	Total Money Market Funds — 1.4%	8,963,237
	(Cost $8,963,237)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$925,371	BNP Paribas S.A., 0.24% (e), dated 03/31/22, due 04/01/22, with a maturity value of $925,377. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $942,814. (f)	925,371
	(Cost $925,371)

	Total Investments — 101.4%	670,532,975
	(Cost $491,634,565)
	Net Other Assets and Liabilities — (1.4)%	(9,408,577)
	Net Assets — 100.0%	$661,124,398

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,738,592 and the total value of the collateral held by the Fund is $9,221,795.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2022.
(f)	This security serves as collateral for securities on loan.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$660,644,367	$660,644,367	$—	$—
Money Market Funds	8,963,237	8,963,237	—	—
Repurchase Agreements	925,371	—	925,371	—
Total Investments	$670,532,975	$669,607,604	$925,371	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.1%
	Air Freight & Logistics — 0.7%
23,468	ZTO Express Cayman, Inc., ADR	$586,700

	Automobiles — 9.1%
20,932	Li Auto, Inc., ADR (a)	540,255
110,279	NIO, Inc., ADR (a)	2,321,373
141,298	Tata Motors Ltd., ADR (a) (b)	3,949,279
39,229	XPeng, Inc., ADR (a)	1,082,328
		7,893,235

	Banks — 17.1%
115,345	HDFC Bank Ltd., ADR	7,074,109
409,083	ICICI Bank Ltd., ADR	7,748,032
		14,822,141

	Biotechnology — 1.2%
2,134	BeiGene Ltd., ADR (a)	402,472
12,271	I-Mab, ADR (a)	199,281
10,713	Zai Lab Ltd., ADR (a)	471,158
		1,072,911

	Capital Markets — 0.6%
15,622	Futu Holdings Ltd., ADR (a) (b)	508,652

	Consumer Finance — 1.3%
31,866	360 DigiTech, Inc., ADR	490,418
116,277	Lufax Holding Ltd., ADR (a)	647,663
		1,138,081

	Diversified Consumer Services — 0.9%
335,678	New Oriental Education & Technology Group, Inc., ADR (a)	386,030
143,213	TAL Education Group, ADR (a)	431,071
		817,101

	Entertainment — 6.3%
32,686	Bilibili, Inc., ADR (a) (b)	836,108
118,885	iQIYI, Inc., ADR (a) (b)	539,738
40,056	NetEase, Inc., ADR	3,592,622
103,178	Tencent Music Entertainment Group, ADR (a)	502,477
		5,470,945

	Hotels, Restaurants & Leisure — 5.6%
18,770	Huazhu Group Ltd., ADR	619,222
88,609	MakeMyTrip Ltd. (a)	2,377,380
76,008	Melco Resorts & Entertainment Ltd., ADR (a)	580,701
26,977	Trip.com Group Ltd., ADR (a)	623,708
14,808	Yum China Holdings, Inc.	615,124
		4,816,135

	Independent Power and Renewable Electricity Producers — 3.4%
36,013	Azure Power Global Ltd. (a) (b)	599,256

Shares	Description	Value
	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
280,575	ReNew Energy Global PLC, Class A (a) (b)	$2,306,327
		2,905,583

	Interactive Media & Services — 6.0%
21,710	Autohome, Inc., ADR	660,201
24,799	Baidu, Inc., ADR (a)	3,280,908
23,198	Kanzhun Ltd., ADR (a)	577,862
18,635	Weibo Corp., ADR (a)	456,744
101,484	Zhihu, Inc., ADR (a) (b)	245,591
		5,221,306

	Internet & Direct Marketing Retail — 19.9%
59,215	Alibaba Group Holding Ltd., ADR (a)	6,442,592
41,053	Dada Nexus Ltd., ADR (a)	374,814
89,783	JD.com, Inc., ADR (a)	5,195,742
113,559	Pinduoduo, Inc., ADR (a)	4,554,852
75,931	Vipshop Holdings Ltd., ADR (a)	683,379
		17,251,379

	IT Services — 19.7%
13,238	GDS Holdings Ltd., ADR (a) (b)	519,591
334,440	Infosys Ltd., ADR	8,324,212
42,932	Kingsoft Cloud Holdings Ltd., ADR (a)	260,597
505,297	Wipro Ltd., ADR	3,895,840
48,329	WNS (Holdings) Ltd., ADR (a)	4,131,646
		17,131,886

	Oil, Gas & Consumable Fuels — 1.0%
17,078	PetroChina Co., Ltd., ADR	863,293

	Pharmaceuticals — 2.2%
34,555	Dr. Reddy’s Laboratories Ltd., ADR	1,925,750

	Real Estate Management & Development — 0.5%
37,074	KE Holdings, Inc., ADR (a)	458,605

	Road & Rail — 1.3%
282,843	DiDi Global, Inc., ADR (a)	707,108
59,300	Full Truck Alliance Co. Ltd., ADR (a) (b)	395,531
		1,102,639

	Semiconductors & Semiconductor Equipment — 1.4%
12,937	Daqo New Energy Corp., ADR (a)	534,557
14,190	JinkoSolar Holding Co., Ltd., ADR (a)	685,235
		1,219,792

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
84,396	Canaan, Inc., ADR (a) (b)	$458,270

	Tobacco — 0.4%
180,497	RLX Technology, Inc., ADR (a)	323,090

	Total Common Stocks — 99.1%	85,987,494
	(Cost $115,206,382)

Principal Value	Description	Value
	Repurchase Agreements — 9.8%
$263,919	Bank of America Corp., 0.26% (c), dated 03/31/22, due 04/01/22, with a maturity value of $263,921. Collateralized by U.S. Treasury Securities, interest rate of 0.00%, due 11/15/42 to 05/15/50. The value of the collateral including accrued interest is $269,197. (d)	263,919
4,125,759	Citigroup, Inc., 0.30% (c), dated 03/31/22, due 04/01/22, with a maturity value of $4,125,793. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 7.13%, due 04/07/22 to 02/15/50. The value of the collateral including accrued interest is $4,208,274. (d)	4,125,759
4,125,759	JPMorgan Chase & Co., 0.28% (c), dated 03/31/22, due 04/01/22, with a maturity value of $4,125,791. Collateralized by U.S. Treasury Securities, interest rates of 1.88% to 2.88%, due 08/31/24 to 08/15/49. The value of the collateral including accrued interest is $4,208,274. (d)	4,125,759
	Total Repurchase Agreements — 9.8%	8,515,437
	(Cost $8,515,437)

	Total Investments — 108.9%	94,502,931
	(Cost $123,721,819)
	Net Other Assets and Liabilities — (8.9)%	(7,738,445)
	Net Assets — 100.0%	$86,764,486

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,956,415 and the total value of the collateral held by the Fund is $8,515,437.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

ADR	-	American Depositary Receipt

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$85,987,494	$85,987,494	$—	$—
Repurchase Agreements	8,515,437	—	8,515,437	—
Total Investments	$94,502,931	$85,987,494	$8,515,437	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 91.6%
12,608	1st Source Corp.	$583,120
15,841	Amalgamated Financial Corp.	284,663
14,801	Amerant Bancorp, Inc.	467,564
5,491	American National Bankshares, Inc.	206,901
35,493	Ameris Bancorp	1,557,433
8,161	Arrow Financial Corp.	264,580
38,503	Atlantic Union Bankshares Corp.	1,412,675
16,621	BancFirst Corp.	1,383,033
29,025	Bancorp (The), Inc. (a)	822,278
3,886	Bank First Corp. (b)	279,753
8,157	Bank of Marin Bancorp	286,066
63,492	Bank OZK	2,711,108
17,449	Banner Corp.	1,021,290
34,802	BOK Financial Corp.	3,269,648
39,549	Brookline Bancorp, Inc.	625,665
10,391	Business First Bancshares, Inc.	252,813
3,548	Cambridge Bancorp	301,580
7,564	Camden National Corp.	355,811
7,065	Capital Bancorp, Inc.	161,506
8,598	Capital City Bank Group, Inc.	226,643
11,292	Capstar Financial Holdings, Inc.	238,035
13,480	Carter Bankshares, Inc. (a)	234,148
38,350	Cathay General Bancorp	1,716,162
12,536	CBTX, Inc.	388,616
8,061	Citizens & Northern Corp.	196,527
7,675	City Holding Co.	604,022
7,654	Civista Bancshares, Inc.	184,461
8,605	CNB Financial Corp.	226,484
6,119	Coastal Financial Corp. (a)	279,944
40,006	Columbia Banking System, Inc.	1,290,994
61,693	Commerce Bancshares, Inc.	4,416,602
9,109	Community Trust Bancorp, Inc.	375,291
20,174	ConnectOne Bancorp, Inc.	645,770
25,575	CrossFirst Bankshares, Inc. (a)	403,062
73,413	CVB Financial Corp.	1,703,916
20,608	Dime Community Bancshares, Inc.	712,419
16,276	Eagle Bancorp, Inc.	927,895
6,127	Enterprise Bancorp, Inc.	245,815
19,265	Enterprise Financial Services Corp.	911,427
8,584	Equity Bancshares, Inc., Class A	277,349
3,998	Esquire Financial Holdings, Inc. (a)	134,373
17,232	Farmers National Banc Corp.	293,978
8,067	Financial Institutions, Inc.	243,059
18,132	First Bancorp	757,374
5,600	First Bancorp (The), Inc.	168,448
10,708	First Bancshares (The), Inc.	360,431
28,164	First Busey Corp.	713,676
8,669	First Community Bankshares, Inc.	244,552
47,959	First Financial Bancorp	1,105,455
72,641	First Financial Bankshares, Inc.	3,204,921
6,557	First Financial Corp.	283,787
28,748	First Foundation, Inc.	698,289
65,283	First Hawaiian, Inc.	1,820,743
5,020	First Internet Bancorp	215,910

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
44,924	First Interstate BancSystem, Inc., Class A	$1,651,855
27,464	First Merchants Corp.	1,142,502
10,408	First Mid Bancshares, Inc.	400,604
12,029	First of Long Island (The) Corp.	234,084
8,785	Five Star Bancorp	248,615
15,625	Flushing Financial Corp.	349,219
81,768	Fulton Financial Corp.	1,358,984
14,989	German American Bancorp, Inc.	569,432
6,795	Great Southern Bancorp, Inc.	400,973
44,197	Hancock Whitney Corp.	2,304,874
15,494	Hanmi Financial Corp.	381,307
27,115	HarborOne Bancorp, Inc.	380,152
21,537	Heartland Financial USA, Inc.	1,030,115
30,700	Heritage Commerce Corp.	345,375
17,882	Heritage Financial Corp.	448,123
10,230	HomeStreet, Inc.	484,697
8,276	HomeTrust Bancshares, Inc.	244,390
61,186	Hope Bancorp, Inc.	983,871
22,170	Horizon Bancorp, Inc.	413,914
24,146	Independent Bank Corp.	1,972,487
10,839	Independent Bank Corp./MI	238,458
21,767	Independent Bank Group, Inc.	1,548,940
32,282	International Bancshares Corp.	1,362,623
32,931	Lakeland Bancorp, Inc.	549,948
12,910	Lakeland Financial Corp.	942,430
22,269	Live Oak Bancshares, Inc.	1,133,269
17,452	Macatawa Bank Corp.	157,243
7,981	Mercantile Bank Corp.	282,687
15,206	Meta Financial Group, Inc.	835,114
12,971	Metrocity Bankshares, Inc.	304,559
5,823	Mid Penn Bancorp, Inc.	156,115
11,221	Midland States Bancorp, Inc.	323,838
7,994	MidWestOne Financial Group, Inc.	264,601
6,151	MVB Financial Corp.	255,266
22,083	NBT Bancorp, Inc.	797,859
6,922	Nicolet Bankshares, Inc. (a)	647,692
3,976	Northeast Bank	135,621
3,126	Northrim BanCorp, Inc.	136,200
64,526	Northwest Bancshares, Inc.	871,746
30,179	OceanFirst Financial Corp.	606,598
150,383	Old National Bancorp	2,463,274
14,624	Old Second Bancorp, Inc.	212,194
12,098	Origin Bancorp, Inc.	511,624
48,077	Pacific Premier Bancorp, Inc.	1,699,522
59,762	PacWest Bancorp	2,577,535
7,560	PCB Bancorp	173,502
9,493	Peapack-Gladstone Financial Corp.	329,882
14,402	Peoples Bancorp, Inc.	450,927
38,862	Pinnacle Financial Partners, Inc.	3,578,413
7,477	Preferred Bank	553,971
18,837	Premier Financial Corp.	571,326
12,518	Primis Financial Corp.	175,002
7,945	QCR Holdings, Inc.	449,608
9,942	RBB Bancorp	233,538

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
28,432	Renasant Corp.	$951,050
9,191	Republic Bancorp, Inc., Class A	413,044
18,695	S&T Bancorp, Inc.	552,998
22,990	Sandy Spring Bancorp, Inc.	1,032,711
31,175	Seacoast Banking Corp. of Florida	1,091,748
10,089	Shore Bancshares, Inc.	206,623
7,849	Sierra Bancorp	196,068
57,243	Simmons First National Corp., Class A	1,500,911
8,559	SmartFinancial, Inc.	218,939
9,060	South Plains Financial, Inc.	240,815
4,032	Southern First Bancshares, Inc. (a)	204,987
16,484	Southside Bancshares, Inc.	673,042
35,069	SouthState Corp.	2,861,280
13,551	Stock Yards Bancorp, Inc.	716,848
25,788	Texas Capital Bancshares, Inc. (a)	1,477,910
37,021	TowneBank	1,108,409
15,135	TriCo Bancshares	605,854
12,824	Triumph Bancorp, Inc. (a)	1,205,712
31,324	Trustmark Corp.	951,936
24,684	UMB Financial Corp.	2,398,297
65,816	United Bankshares, Inc.	2,295,662
53,986	United Community Banks, Inc.	1,878,713
15,040	Univest Financial Corp.	402,470
214,650	Valley National Bancorp	2,794,743
25,111	Veritex Holdings, Inc.	958,487
8,828	Washington Trust Bancorp, Inc.	463,470
31,231	WesBanco, Inc.	1,073,097
8,432	West BanCorp, Inc.	229,435
13,686	Westamerica BanCorp	828,003
29,156	Wintrust Financial Corp.	2,709,467
		115,817,492

	IT Services — 0.2%
7,137	Cass Information Systems, Inc.	263,426

	Thrifts & Mortgage Finance — 8.1%
14,298	Bridgewater Bancshares, Inc. (a)	238,491
70,728	Capitol Federal Financial, Inc.	769,521
54,409	Columbia Financial, Inc. (a)	1,170,337
4,171	FS Bancorp, Inc.	129,301
1,091	Hingham Institution for Savings	374,431
4,340	Home Bancorp, Inc.	177,028
37,061	Kearny Financial Corp.	477,346
21,995	Merchants Bancorp	602,223
25,276	Northfield Bancorp, Inc.	362,963
9,131	Provident Bancorp, Inc.	148,105
4,532	Southern Missouri Bancorp, Inc.	226,373
143,061	TFS Financial Corp.	2,374,813
9,791	TrustCo Bank Corp.	312,627
33,263	Washington Federal, Inc.	1,091,692
12,342	Waterstone Financial, Inc.	238,694

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
33,480	WSFS Financial Corp.	$1,560,838
		10,254,783

	Total Common Stocks — 99.9%	126,335,701
	(Cost $129,790,243)

	Money Market Funds — 0.2%
186,408	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	186,408
	(Cost $186,408)

Principal Value	Description	Value
	Repurchase Agreements — 0.0%
$20,792	BNP Paribas S.A., 0.24% (c), dated 03/31/22, due 04/01/22, with a maturity value of $20,792. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $21,184. (d)	20,792
	(Cost $20,792)

	Total Investments — 100.1%	126,542,901
	(Cost $129,997,443)
	Net Other Assets and Liabilities — (0.1)%	(103,652)
	Net Assets — 100.0%	$126,439,249

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $201,572 and the total value of the collateral held by the Fund is $207,200.
(c)	Rate shown reflects yield as of March 31, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$126,335,701	$126,335,701	$—	$—
Money Market Funds	186,408	186,408	—	—
Repurchase Agreements	20,792	—	20,792	—
Total Investments	$126,542,901	$126,522,109	$20,792	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100® Equal Weighted Index, Nasdaq-100®
Ex-Tech Sector Index, The Capital Strength IndexSM, ISE Clean Edge Water IndexTM, ISE-Revere Natural Gas IndexTM, Nasdaq OMX® ABA Community Bank Index and Nasdaq-100 Technology Sector IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
192	AAR Corp. (b)	$9,299
234	BWX Technologies, Inc.	12,603
122	Curtiss-Wright Corp.	18,319
179	General Dynamics Corp.	43,171
121	Huntington Ingalls Industries, Inc.	24,132
176	L3Harris Technologies, Inc.	43,731
52	Lockheed Martin Corp.	22,953
85	Maxar Technologies, Inc.	3,354
93	Moog, Inc., Class A	8,165
145	Northrop Grumman Corp.	64,847
217	Raytheon Technologies Corp.	21,498
218	Textron, Inc.	16,215
103	Woodward, Inc.	12,866
		301,153

	Air Freight & Logistics — 0.6%
425	Air Transport Services Group, Inc. (b)	14,216
132	Atlas Air Worldwide Holdings, Inc. (b)	11,401
104	C.H. Robinson Worldwide, Inc.	11,202
279	Expeditors International of Washington, Inc.	28,782
289	FedEx Corp.	66,872
59	Hub Group, Inc., Class A (b)	4,555
		137,028

	Airlines — 0.1%
215	Alaska Air Group, Inc. (b)	12,472
14	Allegiant Travel Co. (b)	2,273
254	SkyWest, Inc. (b)	7,328
92	Sun Country Airlines Holdings, Inc. (b)	2,409
		24,482

	Auto Components — 0.6%
208	Adient PLC (b)	8,480
802	American Axle & Manufacturing Holdings, Inc. (b)	6,224
113	Aptiv PLC (b)	13,527
623	BorgWarner, Inc.	24,235
437	Dana, Inc.	7,678
132	Fox Factory Holding Corp. (b)	12,929
483	Gentex Corp.	14,089
86	Gentherm, Inc. (b)	6,281
468	Goodyear Tire & Rubber (The) Co. (b)	6,688
576	Holley, Inc. (b)	8,012
32	LCI Industries	3,322
92	Lear Corp.	13,118
123	Patrick Industries, Inc.	7,417
191	Standard Motor Products, Inc.	8,240
		140,240

Shares	Description	Value
	Common Stocks (Continued)
	Automobiles — 1.1%
901	Ford Motor Co.	$15,236
1,595	General Motors Co. (b)	69,765
596	Harley-Davidson, Inc.	23,482
88	Tesla, Inc. (b)	94,829
270	Thor Industries, Inc.	21,249
167	Winnebago Industries, Inc.	9,023
		233,584

	Banks — 6.1%
151	1st Source Corp.	6,984
331	Associated Banc-Corp.	7,534
201	Atlantic Union Bankshares Corp.	7,375
127	Banc of California, Inc.	2,459
35	BancFirst Corp.	2,912
98	Bancorp (The), Inc. (b)	2,776
841	Bank of America Corp.	34,666
362	Bank OZK	15,457
176	BankUnited, Inc.	7,737
123	Banner Corp.	7,199
176	Berkshire Hills Bancorp, Inc.	5,099
159	BOK Financial Corp.	14,938
308	Brookline Bancorp, Inc.	4,873
274	Byline Bancorp, Inc.	7,310
116	Cathay General Bancorp	5,191
1,239	Citigroup, Inc.	66,163
475	Citizens Financial Group, Inc.	21,532
31	City Holding Co.	2,440
229	Columbia Banking System, Inc.	7,390
194	Comerica, Inc.	17,543
163	Commerce Bancshares, Inc.	11,669
229	ConnectOne Bancorp, Inc.	7,330
89	Cullen/Frost Bankers, Inc.	12,318
191	Customers Bancorp, Inc. (b)	9,959
116	CVB Financial Corp.	2,692
71	Dime Community Bancshares, Inc.	2,454
129	Eagle Bancorp, Inc.	7,354
214	East West Bancorp, Inc.	16,910
53	Enterprise Financial Services Corp.	2,507
617	F.N.B. Corp.	7,682
113	FB Financial Corp.	5,019
1,289	Fifth Third Bancorp	55,479
55	First Bancorp	2,297
543	First BanCorp	7,124
184	First Busey Corp.	4,663
7	First Citizens BancShares, Inc., Class A	4,659
310	First Commonwealth Financial Corp.	4,700
307	First Financial Bancorp	7,076
111	First Financial Bankshares, Inc.	4,897
100	First Foundation, Inc.	2,429
183	First Hawaiian, Inc.	5,104
1,374	First Horizon Corp.	32,275
122	First Interstate BancSystem, Inc., Class A	4,486
178	First Merchants Corp.	7,405

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
440	Fulton Financial Corp.	$7,313
128	German American Bancorp, Inc.	4,863
99	Glacier Bancorp, Inc.	4,978
149	Hancock Whitney Corp.	7,770
148	Heartland Financial USA, Inc.	7,079
284	Hilltop Holdings, Inc.	8,350
205	Home BancShares, Inc.	4,633
144	HomeStreet, Inc.	6,823
509	Hope Bancorp, Inc.	8,185
1,213	Huntington Bancshares, Inc.	17,734
69	Independent Bank Group, Inc.	4,910
176	International Bancshares Corp.	7,429
236	JPMorgan Chase & Co.	32,171
2,426	KeyCorp	54,294
394	Lakeland Bancorp, Inc.	6,580
114	Live Oak Bancshares, Inc.	5,801
110	M&T Bank Corp.	18,645
167	Meta Financial Group, Inc.	9,172
70	Metropolitan Bank Holding Corp. (b)	7,124
57	National Bank Holdings Corp., Class A	2,296
194	NBT Bancorp, Inc.	7,009
352	Northwest Bancshares, Inc.	4,755
337	OceanFirst Financial Corp.	6,774
188	OFG Bancorp	5,008
413	Old National Bancorp	6,765
116	Origin Bancorp, Inc.	4,906
166	PacWest Bancorp	7,160
18	Park National Corp.	2,365
59	Pinnacle Financial Partners, Inc.	5,433
186	PNC Financial Services Group (The), Inc.	34,308
274	Popular, Inc.	22,397
35	Preferred Bank	2,593
323	Premier Financial Corp.	9,797
233	Prosperity Bancshares, Inc.	16,166
3,432	Regions Financial Corp.	76,396
197	Renasant Corp.	6,590
238	S&T Bancorp, Inc.	7,040
156	Sandy Spring Bancorp, Inc.	7,007
70	Seacoast Banking Corp. of Florida	2,451
59	ServisFirst Bancshares, Inc.	5,622
52	Signature Bank	15,261
68	Silvergate Capital Corp., Class A (b)	10,239
253	Simmons First National Corp., Class A	6,634
120	Southside Bancshares, Inc.	4,900
210	SouthState Corp.	17,134
55	SVB Financial Group (b)	30,770
469	Synovus Financial Corp.	22,981
124	Texas Capital Bancshares, Inc. (b)	7,106
30	Tompkins Financial Corp.	2,348
237	TowneBank	7,096
175	TriCo Bancshares	7,005

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
84	Triumph Bancorp, Inc. (b)	$7,898
639	Truist Financial Corp.	36,231
230	Trustmark Corp.	6,990
666	U.S. Bancorp	35,398
47	UMB Financial Corp.	4,566
138	United Bankshares, Inc.	4,813
139	United Community Banks, Inc.	4,837
1,224	Valley National Bancorp	15,936
44	Washington Trust Bancorp, Inc.	2,310
45	Webster Financial Corp.	2,525
1,169	Wells Fargo & Co.	56,650
285	WesBanco, Inc.	9,793
157	Western Alliance Bancorp	13,003
83	Wintrust Financial Corp.	7,713
356	Zions Bancorp N.A.	23,339
		1,306,234

	Beverages — 0.1%
76	Celsius Holdings, Inc. (b)	4,194
30	MGP Ingredients, Inc.	2,568
122	Molson Coors Beverage Co., Class B	6,512
		13,274

	Biotechnology — 1.6%
553	AbbVie, Inc.	89,647
359	AnaptysBio, Inc. (b)	8,882
119	Apellis Pharmaceuticals, Inc. (b)	6,046
342	Avid Bioservices, Inc. (b)	6,967
163	Biohaven Pharmaceutical Holding Co., Ltd. (b)	19,327
64	BioMarin Pharmaceutical, Inc. (b)	4,934
65	Celldex Therapeutics, Inc. (b)	2,214
110	Cytokinetics, Inc. (b)	4,049
532	Dynavax Technologies Corp. (b)	5,767
287	Emergent BioSolutions, Inc. (b)	11,784
614	Exelixis, Inc. (b)	13,919
1,031	Gilead Sciences, Inc.	61,293
174	Horizon Therapeutics PLC (b)	18,307
672	ImmunoGen, Inc. (b)	3,199
57	Inhibrx, Inc. (b)	1,270
1,069	Ironwood Pharmaceuticals, Inc. (b)	13,448
40	Kymera Therapeutics, Inc. (b)	1,693
210	MeiraGTx Holdings PLC (b)	2,908
157	Merus N.V. (b)	4,151
518	OPKO Health, Inc. (b)	1,782
68	RAPT Therapeutics, Inc. (b)	1,495
30	Regeneron Pharmaceuticals, Inc. (b)	20,953
293	Sage Therapeutics, Inc. (b)	9,698
62	Sarepta Therapeutics, Inc. (b)	4,843
228	Syndax Pharmaceuticals, Inc. (b)	3,963
601	uniQure N.V. (b)	10,860
78	United Therapeutics Corp. (b)	13,994

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
124	Xencor, Inc. (b)	$3,308
		350,701

	Building Products — 1.0%
327	A.O. Smith Corp.	20,892
32	AAON, Inc.	1,784
206	Advanced Drainage Systems, Inc.	24,475
114	American Woodmark Corp. (b)	5,580
49	Armstrong World Industries, Inc.	4,411
365	AZEK (The) Co., Inc. (b)	9,067
328	Builders FirstSource, Inc. (b)	21,169
23	Carlisle Cos., Inc.	5,656
572	Cornerstone Building Brands, Inc. (b)	13,911
158	Fortune Brands Home & Security, Inc.	11,736
176	Griffon Corp.	3,525
189	JELD-WEN Holding, Inc. (b)	3,833
34	Lennox International, Inc.	8,767
310	Owens Corning	28,365
287	Resideo Technologies, Inc. (b)	6,839
81	Simpson Manufacturing Co., Inc.	8,832
208	Trex Co., Inc. (b)	13,589
81	UFP Industries, Inc.	6,250
617	Zurn Water Solutions Corp.	21,842
		220,523

	Capital Markets — 3.4%
68	Affiliated Managers Group, Inc.	9,585
346	Ares Management Corp., Class A	28,106
140	B. Riley Financial, Inc.	9,794
967	Bank of New York Mellon (The) Corp.	47,992
579	Blackstone, Inc.	73,498
511	Carlyle Group (The), Inc.	24,993
43	Cboe Global Markets, Inc.	4,920
445	Charles Schwab (The) Corp.	37,518
54	Cohen & Steers, Inc.	4,638
346	Cowen, Inc., Class A	9,377
265	Donnelley Financial Solutions, Inc. (b)	8,814
124	Evercore, Inc., Class A	13,804
34	FactSet Research Systems, Inc.	14,761
199	Federated Hermes, Inc.	6,778
125	Focus Financial Partners, Inc., Class A (b)	5,717
838	Franklin Resources, Inc.	23,397
49	Goldman Sachs Group (The), Inc.	16,175
807	Golub Capital BDC, Inc.	12,274
48	Hamilton Lane, Inc., Class A	3,710
96	Houlihan Lokey, Inc.	8,429
141	Interactive Brokers Group, Inc., Class A	9,293
1,219	Invesco Ltd.	28,110
723	Jefferies Financial Group, Inc.	23,751

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
1,256	KKR & Co., Inc.	$73,438
386	Lazard Ltd., Class A	13,317
140	LPL Financial Holdings, Inc.	25,575
120	Moelis & Co., Class A	5,634
66	Morningstar, Inc.	18,029
89	Nasdaq, Inc.	15,860
70	Piper Sandler Cos.	9,188
223	Raymond James Financial, Inc.	24,510
117	Sculptor Capital Management, Inc.	1,630
368	SEI Investments Co.	22,157
402	State Street Corp.	35,022
60	StepStone Group, Inc., Class A	1,984
239	Stifel Financial Corp.	16,228
122	StoneX Group, Inc. (b)	9,056
168	Tradeweb Markets, Inc., Class A	14,762
137	Victory Capital Holdings, Inc., Class A	3,955
173	Virtu Financial, Inc., Class A	6,439
17	Virtus Investment Partners, Inc.	4,080
		726,298

	Chemicals — 3.6%
264	AdvanSix, Inc.	13,488
157	Ashland Global Holdings, Inc.	15,450
50	Aspen Aerogels, Inc. (b)	1,724
89	Avient Corp.	4,272
169	Axalta Coating Systems Ltd. (b)	4,154
44	Balchem Corp.	6,015
133	Cabot Corp.	9,098
167	Celanese Corp.	23,859
79	CF Industries Holdings, Inc.	8,142
50	Chase Corp.	4,345
501	Chemours (The) Co.	15,771
1,582	Corteva, Inc.	90,933
1,649	Dow, Inc.	105,074
1,157	DuPont de Nemours, Inc.	85,132
93	Eastman Chemical Co.	10,422
924	Element Solutions, Inc.	20,236
51	FMC Corp.	6,710
31	H.B. Fuller Co.	2,048
805	Huntsman Corp.	30,196
35	Ingevity Corp. (b)	2,242
55	Innospec, Inc.	5,090
332	Kronos Worldwide, Inc.	5,153
103	Livent Corp. (b)	2,685
903	LSB Industries, Inc. (c)	19,721
1,014	LyondellBasell Industries N.V., Class A	104,259
137	Minerals Technologies, Inc.	9,063
714	Mosaic (The) Co.	47,481
7	NewMarket Corp.	2,271
488	Olin Corp.	25,513
544	Orion Engineered Carbons S.A.	8,688
56	RPM International, Inc.	4,561

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
35	Scotts Miracle-Gro (The) Co.	$4,304
60	Stepan Co.	5,929
238	Trinseo PLC	11,405
752	Valvoline, Inc.	23,733
289	Westlake Corp.	35,663
		774,830

	Commercial Services & Supplies — 0.5%
122	ABM Industries, Inc.	5,617
93	Brady Corp., Class A	4,303
708	BrightView Holdings, Inc. (b)	9,636
59	Casella Waste Systems, Inc., Class A (b)	5,171
113	Clean Harbors, Inc. (b)	12,615
233	Deluxe Corp.	7,046
1,609	GEO Group (The), Inc. (b)	10,636
299	Harsco Corp. (b)	3,660
281	Healthcare Services Group, Inc.	5,218
59	HNI Corp.	2,186
312	Interface, Inc.	4,234
320	KAR Auction Services, Inc. (b)	5,776
68	Matthews International Corp., Class A	2,201
177	Montrose Environmental Group, Inc. (b)	9,369
212	Steelcase, Inc., Class A	2,533
95	Stericycle, Inc. (b)	5,597
33	Tetra Tech, Inc.	5,443
23	UniFirst Corp.	4,238
		105,479

	Communications Equipment — 1.1%
437	ADTRAN, Inc.	8,063
651	Arista Networks, Inc. (b)	90,476
156	Calix, Inc. (b)	6,694
219	Ciena Corp. (b)	13,278
295	Cisco Systems, Inc.	16,449
148	Clearfield, Inc. (b)	9,653
795	Extreme Networks, Inc. (b)	9,707
23	F5, Inc. (b)	4,806
1,060	Harmonic, Inc. (b)	9,847
158	Juniper Networks, Inc.	5,871
212	Lumentum Holdings, Inc. (b)	20,691
138	Motorola Solutions, Inc.	33,424
76	NetScout Systems, Inc. (b)	2,438
85	Plantronics, Inc. (b)	3,349
168	Viasat, Inc. (b)	8,198
		242,944

	Construction & Engineering — 0.8%
92	Ameresco, Inc., Class A (b)	7,314

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering (Continued)
142	Arcosa, Inc.	$8,129
132	EMCOR Group, Inc.	14,867
65	Granite Construction, Inc.	2,132
158	Great Lakes Dredge & Dock Corp. (b)	2,217
98	IES Holdings, Inc. (b)	3,940
243	MasTec, Inc. (b)	21,165
728	MDU Resources Group, Inc.	19,401
90	MYR Group, Inc. (b)	8,464
72	NV5 Global, Inc. (b)	9,598
520	Primoris Services Corp.	12,386
147	Quanta Services, Inc.	19,347
68	Valmont Industries, Inc.	16,225
687	WillScot Mobile Mini Holdings Corp. (b)	26,882
		172,067

	Construction Materials — 0.3%
135	Eagle Materials, Inc.	17,328
128	Martin Marietta Materials, Inc.	49,266
248	Summit Materials, Inc., Class A (b)	7,703
		74,297

	Consumer Finance — 1.5%
1,571	Ally Financial, Inc.	68,307
175	Atlanticus Holdings Corp. (b)	9,063
644	Capital One Financial Corp.	84,551
24	Credit Acceptance Corp. (b)	13,209
201	Encore Capital Group, Inc. (b)	12,609
304	Enova International, Inc. (b)	11,543
33	FirstCash Holdings, Inc.	2,321
470	Navient Corp.	8,009
102	Nelnet, Inc., Class A	8,669
149	PRA Group, Inc. (b)	6,717
221	PROG Holdings, Inc. (b)	6,358
856	SLM Corp.	15,716
1,613	Synchrony Financial	56,149
112	Upstart Holdings, Inc. (b)	12,218
41	World Acceptance Corp. (b)	7,865
		323,304

	Containers & Packaging — 1.2%
92	AptarGroup, Inc.	10,810
77	Avery Dennison Corp.	13,396
229	Berry Global Group, Inc. (b)	13,273
50	Crown Holdings, Inc.	6,254
863	Graphic Packaging Holding Co.	17,295
207	Greif, Inc., Class A	13,467
1,991	International Paper Co.	91,885
165	Packaging Corp. of America	25,758
787	Pactiv Evergreen, Inc.	7,917
266	Ranpak Holdings Corp. (b)	5,434
333	Sealed Air Corp.	22,298

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
116	Silgan Holdings, Inc.	$5,363
68	TriMas Corp.	2,182
633	Westrock Co.	29,770
		265,102

	Distributors — 0.4%
398	Funko, Inc., Class A (b)	6,866
374	LKQ Corp.	16,983
166	Pool Corp.	70,193
		94,042

	Diversified Consumer Services — 0.4%
2,002	ADT, Inc.	15,195
85	Adtalem Global Education, Inc. (b)	2,525
20	Graham Holdings Co., Class B	12,229
116	Grand Canyon Education, Inc. (b)	11,265
619	Houghton Mifflin Harcourt Co. (b)	13,005
158	Service Corp. International	10,400
173	Strategic Education, Inc.	11,484
224	Stride, Inc. (b)	8,138
		84,241

	Diversified Financial Services — 0.8%
310	Apollo Global Management, Inc.	19,217
313	Berkshire Hathaway, Inc., Class B (b)	110,461
355	Cannae Holdings, Inc. (b)	8,491
423	Voya Financial, Inc.	28,066
		166,235

	Diversified Telecommunication Services — 1.0%
2,282	AT&T, Inc.	53,924
473	EchoStar Corp., Class A (b)	11,513
951	Frontier Communications Parent, Inc. (b)	26,314
57	IDT Corp., Class B (b)	1,943
875	Liberty Latin America Ltd., Class C (b)	8,391
1,788	Lumen Technologies, Inc.	20,151
1,800	Verizon Communications, Inc.	91,692
		213,928

	Electric Utilities — 2.7%
113	ALLETE, Inc.	7,569
274	Alliant Energy Corp.	17,120
631	American Electric Power Co., Inc.	62,955
356	Duke Energy Corp.	39,751
548	Edison International	38,415
498	Entergy Corp.	58,141
327	Evergy, Inc.	22,347
411	Eversource Energy	36,246
1,310	Exelon Corp.	62,395

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
450	FirstEnergy Corp.	$20,637
121	Hawaiian Electric Industries, Inc.	5,120
149	IDACORP, Inc.	17,189
31	MGE Energy, Inc.	2,473
652	NRG Energy, Inc.	25,011
585	OGE Energy Corp.	23,856
35	Otter Tail Corp.	2,187
1,849	PG&E Corp. (b)	22,077
318	Pinnacle West Capital Corp.	24,836
141	Portland General Electric Co.	7,776
545	Southern (The) Co.	39,518
553	Xcel Energy, Inc.	39,910
		575,529

	Electrical Equipment — 0.6%
79	Acuity Brands, Inc.	14,955
113	Atkore, Inc. (b)	11,124
135	AZZ, Inc.	6,512
202	Emerson Electric Co.	19,806
87	Encore Wire Corp.	9,924
63	EnerSys	4,698
211	GrafTech International Ltd.	2,030
27	Hubbell, Inc.	4,962
33	Regal Rexnord Corp.	4,910
107	Rockwell Automation, Inc.	29,963
164	Sunrun, Inc. (b)	4,980
674	Vertiv Holdings Co.	9,436
20	Vicor Corp. (b)	1,411
		124,711

	Electronic Equipment, Instruments & Components — 2.3%
642	Amphenol Corp., Class A	48,375
209	Arrow Electronics, Inc. (b)	24,794
302	Avnet, Inc.	12,258
38	Belden, Inc.	2,105
276	Benchmark Electronics, Inc.	6,911
365	CDW Corp.	65,295
1,508	Corning, Inc.	55,660
136	CTS Corp.	4,806
139	ePlus, Inc. (b)	7,792
82	II-VI, Inc. (b)	5,944
23	Insight Enterprises, Inc. (b)	2,468
65	IPG Photonics Corp. (b)	7,134
399	Jabil, Inc.	24,630
363	Keysight Technologies, Inc. (b)	57,343
320	Knowles Corp. (b)	6,890
71	Littelfuse, Inc.	17,708
203	Methode Electronics, Inc.	8,780
129	National Instruments Corp.	5,236
53	OSI Systems, Inc. (b)	4,511
174	PC Connection, Inc.	9,116
52	Plexus Corp. (b)	4,254
301	Sanmina Corp. (b)	12,167

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
50	TD SYNNEX Corp.	$5,161
232	TE Connectivity Ltd.	30,387
670	TTM Technologies, Inc. (b)	9,929
571	Vishay Intertechnology, Inc.	11,192
548	Vontier Corp.	13,914
95	Zebra Technologies Corp., Class A (b)	39,302
		504,062

	Energy Equipment & Services — 0.3%
1,334	Archrock, Inc.	12,313
233	Baker Hughes Co.	8,483
123	ChampionX Corp. (b)	3,011
295	Patterson-UTI Energy, Inc.	4,567
625	Schlumberger N.V.	25,819
3,614	Transocean Ltd. (b)	16,516
		70,709

	Entertainment — 0.0%
58	Warner Music Group Corp., Class A	2,195

	Equity Real Estate Investment Trusts — 4.4%
196	American Campus Communities, Inc.	10,970
257	American Homes 4 Rent, Class A	10,288
103	Apartment Income REIT Corp.	5,506
186	Brandywine Realty Trust	2,630
442	Brixmor Property Group, Inc.	11,408
178	Corporate Office Properties Trust	5,080
418	Cousins Properties, Inc.	16,841
296	CubeSmart	15,401
106	Digital Realty Trust, Inc.	15,031
300	DigitalBridge Group, Inc. (b)	2,160
167	Douglas Emmett, Inc.	5,581
855	Duke Realty Corp.	49,641
74	EastGroup Properties, Inc.	15,043
561	Empire State Realty Trust, Inc., Class A	5,509
128	Equity LifeStyle Properties, Inc.	9,789
165	Extra Space Storage, Inc.	33,924
123	Federal Realty Investment Trust	15,015
255	First Industrial Realty Trust, Inc.	15,787
169	Four Corners Property Trust, Inc.	4,570
156	Getty Realty Corp.	4,465
97	Gladstone Commercial Corp.	2,136
148	Gladstone Land Corp.	5,390
140	Global Medical REIT, Inc.	2,285
327	Global Net Lease, Inc.	5,144
168	Healthcare Trust of America, Inc., Class A	5,265
252	Highwoods Properties, Inc.	11,526
101	Hudson Pacific Properties, Inc.	2,803
290	Independence Realty Trust, Inc.	7,668

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
299	Industrial Logistics Properties Trust	$6,778
64	Innovative Industrial Properties, Inc.	13,146
429	Iron Mountain, Inc.	23,771
290	iStar, Inc.	6,789
422	Kilroy Realty Corp.	32,249
455	Kimco Realty Corp.	11,238
93	Lamar Advertising Co., Class A	10,805
147	Life Storage, Inc.	20,643
220	LTC Properties, Inc.	8,463
320	LXP Industrial Trust	5,024
713	Medical Properties Trust, Inc.	15,073
163	Mid-America Apartment Communities, Inc.	34,140
131	National Health Investors, Inc.	7,730
350	National Retail Properties, Inc.	15,729
72	National Storage Affiliates Trust	4,519
820	Necessity Retail REIT (The), Inc.	6,486
89	NexPoint Residential Trust, Inc.	8,038
401	Office Properties Income Trust	10,318
897	Paramount Group, Inc.	9,786
132	Physicians Realty Trust	2,315
234	Plymouth Industrial REIT, Inc.	6,341
207	PotlatchDeltic Corp.	10,915
690	Preferred Apartment Communities, Inc.	17,209
222	Prologis, Inc.	35,848
14	PS Business Parks, Inc.	2,353
100	Public Storage	39,028
139	Rayonier, Inc.	5,716
149	Regency Centers Corp.	10,630
276	Rexford Industrial Realty, Inc.	20,587
745	RPT Realty	10,259
140	Safehold, Inc.	7,763
95	Saul Centers, Inc.	5,006
117	Simon Property Group, Inc.	15,392
387	SL Green Realty Corp.	31,417
351	STAG Industrial, Inc.	14,514
178	Sun Communities, Inc.	31,202
130	Tanger Factory Outlet Centers, Inc.	2,235
87	Terreno Realty Corp.	6,442
187	UDR, Inc.	10,728
183	UMH Properties, Inc.	4,500
356	Uniti Group, Inc.	4,899
186	VICI Properties, Inc.	5,294
134	Vornado Realty Trust	6,073
96	Washington Real Estate Investment Trust	2,448
2,271	Weyerhaeuser Co.	86,071
137	WP Carey, Inc.	11,075
		953,841

	Food & Staples Retailing — 1.0%
743	Albertsons Cos., Inc., Class A	24,705

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
257	Andersons (The), Inc.	$12,917
419	BJ’s Wholesale Club Holdings, Inc. (b)	28,329
86	Casey’s General Stores, Inc.	17,043
144	Ingles Markets, Inc., Class A	12,823
413	Kroger (The) Co.	23,694
122	Performance Food Group Co. (b)	6,211
68	PriceSmart, Inc.	5,363
252	Sprouts Farmers Market, Inc. (b)	8,059
203	United Natural Foods, Inc. (b)	8,394
322	US Foods Holding Corp. (b)	12,117
1,076	Walgreens Boots Alliance, Inc.	48,172
151	Weis Markets, Inc.	10,784
		218,611

	Food Products — 2.5%
1,107	Archer-Daniels-Midland Co.	99,918
81	B&G Foods, Inc. (d)	2,185
301	Bunge Ltd.	33,354
387	Campbell Soup Co.	17,249
657	Conagra Brands, Inc.	22,055
162	Darling Ingredients, Inc. (b)	13,022
409	Flowers Foods, Inc.	10,515
452	Fresh Del Monte Produce, Inc.	11,711
555	General Mills, Inc.	37,585
122	Hostess Brands, Inc. (b)	2,677
116	Ingredion, Inc.	10,109
166	J.M. Smucker (The) Co.	22,478
55	John B Sanfilippo & Son, Inc.	4,589
291	Kellogg Co.	18,767
1,563	Kraft Heinz (The) Co.	61,567
68	Lancaster Colony Corp.	10,142
318	Mission Produce, Inc. (b)	4,023
564	Mondelez International, Inc., Class A	35,408
199	Pilgrim’s Pride Corp. (b)	4,995
100	Post Holdings, Inc. (b)	6,926
3	Seaboard Corp.	12,616
180	Simply Good Foods (The) Co. (b)	6,831
123	TreeHouse Foods, Inc. (b)	3,968
1,073	Tyson Foods, Inc., Class A	96,173
		548,863

	Gas Utilities — 0.5%
161	Atmos Energy Corp.	19,238
78	National Fuel Gas Co.	5,359
204	Northwest Natural Holding Co.	10,551
96	ONE Gas, Inc.	8,471
286	South Jersey Industries, Inc.	9,881
142	Southwest Gas Holdings, Inc.	11,117
153	Spire, Inc.	10,979
611	UGI Corp.	22,131
		97,727

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies — 1.6%
399	Abbott Laboratories	$47,226
32	ABIOMED, Inc. (b)	10,600
181	AngioDynamics, Inc. (b)	3,899
366	Cerus Corp. (b)	2,009
18	CONMED Corp.	2,674
302	DENTSPLY SIRONA, Inc.	14,864
144	Edwards Lifesciences Corp. (b)	16,952
498	Envista Holdings Corp. (b)	24,258
1,221	Hologic, Inc. (b)	93,797
29	Integer Holdings Corp. (b)	2,336
259	Lantheus Holdings, Inc. (b)	14,325
19	Masimo Corp. (b)	2,765
181	Medtronic PLC	20,082
59	Penumbra, Inc. (b)	13,106
41	Quidel Corp. (b)	4,611
32	Shockwave Medical, Inc. (b)	6,635
186	Tandem Diabetes Care, Inc. (b)	21,630
316	Varex Imaging Corp. (b)	6,728
294	Zimmer Biomet Holdings, Inc.	37,603
		346,100

	Health Care Providers & Services — 2.9%
323	Agiliti, Inc. (b)	6,815
102	AMN Healthcare Services, Inc. (b)	10,642
41	Anthem, Inc.	20,140
77	Apollo Medical Holdings, Inc. (b)	3,732
109	Cardinal Health, Inc.	6,180
22	Chemed Corp.	11,144
408	Cigna Corp.	97,761
374	Community Health Systems, Inc. (b)	4,440
36	CorVel Corp. (b)	6,064
449	Cross Country Healthcare, Inc. (b)	9,730
544	CVS Health Corp.	55,058
50	DaVita, Inc. (b)	5,656
258	Encompass Health Corp.	18,346
30	Ensign Group (The), Inc.	2,700
99	Fulgent Genetics, Inc. (b)	6,179
292	HCA Healthcare, Inc.	73,181
127	HealthEquity, Inc. (b)	8,565
217	Henry Schein, Inc. (b)	18,920
41	Humana, Inc.	17,842
298	Laboratory Corp. of America Holdings (b)	78,571
82	LHC Group, Inc. (b)	13,825
184	National HealthCare Corp.	12,922
438	Option Care Health, Inc. (b)	12,509
230	Owens & Minor, Inc.	10,125
170	Patterson Cos., Inc.	5,503
242	Premier, Inc., Class A	8,613
162	Quest Diagnostics, Inc.	22,171
221	R1 RCM, Inc. (b)	5,914
166	RadNet, Inc. (b)	3,714

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
47	Surgery Partners, Inc. (b)	$2,587
344	Tenet Healthcare Corp. (b)	29,570
216	Universal Health Services, Inc., Class B	31,309
		620,428

	Health Care Technology — 0.2%
90	Evolent Health, Inc., Class A (b)	2,907
49	Inspire Medical Systems, Inc. (b)	12,578
2,534	Multiplan Corp. (b)	11,859
140	NextGen Healthcare, Inc. (b)	2,927
124	Omnicell, Inc. (b)	16,057
		46,328

	Hotels, Restaurants & Leisure — 1.0%
192	Accel Entertainment, Inc. (b)	2,339
119	Bloomin’ Brands, Inc.	2,611
342	Boyd Gaming Corp.	22,497
144	Choice Hotels International, Inc.	20,413
70	Churchill Downs, Inc.	15,525
130	Dave & Buster’s Entertainment, Inc. (b)	6,383
99	Domino’s Pizza, Inc.	40,294
197	Golden Entertainment, Inc. (b)	11,440
144	Hilton Grand Vacations, Inc. (b)	7,489
101	Monarch Casino & Resort, Inc. (b)	8,810
216	Penn National Gaming, Inc. (b)	9,163
124	Planet Fitness, Inc., Class A (b)	10,475
181	Red Rock Resorts, Inc., Class A	8,789
193	SeaWorld Entertainment, Inc. (b)	14,367
117	Six Flags Entertainment Corp. (b)	5,089
126	Texas Roadhouse, Inc.	10,550
32	Wingstop, Inc.	3,755
135	Yum! Brands, Inc.	16,002
		215,991

	Household Durables — 2.0%
152	Century Communities, Inc.	8,143
862	D.R. Horton, Inc.	64,228
411	Green Brick Partners, Inc. (b)	8,121
46	Helen of Troy Ltd. (b)	9,009
71	Installed Building Products, Inc.	5,999
76	iRobot Corp. (b)	4,818
279	KB Home	9,034
275	La-Z-Boy, Inc.	7,252
545	Leggett & Platt, Inc.	18,966
806	Lennar Corp., Class A	65,423
65	LGI Homes, Inc. (b)	6,349
38	Lovesac (The) Co. (b)	2,054
223	M.D.C. Holdings, Inc.	8,438
201	M/I Homes, Inc. (b)	8,914
103	Meritage Homes Corp. (b)	8,161

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
154	Mohawk Industries, Inc. (b)	$19,127
770	Newell Brands, Inc.	16,486
9	NVR, Inc. (b)	40,205
491	PulteGroup, Inc.	20,573
158	Skyline Champion Corp. (b)	8,671
356	Taylor Morrison Home Corp. (b)	9,690
597	Tempur Sealy International, Inc.	16,668
388	Toll Brothers, Inc.	18,244
41	TopBuild Corp. (b)	7,437
447	Tri Pointe Homes, Inc. (b)	8,976
120	Whirlpool Corp.	20,734
		421,720

	Household Products — 0.1%
157	Central Garden & Pet Co., Class A (b)	6,403
357	Reynolds Consumer Products, Inc.	10,474
24	Spectrum Brands Holdings, Inc.	2,129
		19,006

	Independent Power and Renewable Electricity Producers — 0.1%
462	AES (The) Corp.	11,887

	Industrial Conglomerates — 0.3%
211	3M Co.	31,414
396	General Electric Co.	36,234
		67,648

	Insurance — 7.1%
1,282	Aflac, Inc.	82,548
33	Alleghany Corp. (b)	27,951
795	Allstate (The) Corp.	110,115
193	American Equity Investment Life Holding Co.	7,703
204	American Financial Group, Inc.	29,706
1,316	American International Group, Inc.	82,605
139	AMERISAFE, Inc.	6,904
62	Aon PLC, Class A	20,189
631	Arch Capital Group Ltd. (b)	30,553
86	Argo Group International Holdings Ltd.	3,550
108	Assurant, Inc.	19,638
149	Assured Guaranty Ltd.	9,485
183	Axis Capital Holdings Ltd.	11,066
80	Brown & Brown, Inc.	5,782
138	BRP Group, Inc., Class A (b)	3,703
387	Chubb Ltd.	82,779
821	Cincinnati Financial Corp.	111,623
509	CNA Financial Corp.	24,748
523	CNO Financial Group, Inc.	13,122
302	Employers Holdings, Inc.	12,388
50	Enstar Group Ltd. (b)	13,057
59	Erie Indemnity Co., Class A	10,392

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
82	Everest Re Group Ltd.	$24,713
537	Fidelity National Financial, Inc.	26,227
359	First American Financial Corp.	23,270
3,079	Genworth Financial, Inc., Class A (b)	11,639
239	Globe Life, Inc.	24,043
171	Hanover Insurance Group (The), Inc.	25,568
1,084	Hartford Financial Services Group (The), Inc.	77,842
257	Horace Mann Educators Corp.	10,750
42	Kemper Corp.	2,375
42	Kinsale Capital Group, Inc.	9,577
329	Lincoln National Corp.	21,503
389	Loews Corp.	25,215
23	Markel Corp. (b)	33,930
235	Mercury General Corp.	12,925
599	MetLife, Inc.	42,098
1,141	Old Republic International Corp.	29,518
73	Primerica, Inc.	9,988
233	Principal Financial Group, Inc.	17,105
394	ProAssurance Corp.	10,591
365	Progressive (The) Corp.	41,606
691	Prudential Financial, Inc.	81,655
154	Reinsurance Group of America, Inc.	16,857
100	RLI Corp.	11,063
147	Safety Insurance Group, Inc.	13,355
274	Selective Insurance Group, Inc.	24,485
1,534	SiriusPoint Ltd. (b)	11,474
157	Stewart Information Services Corp.	9,516
478	Travelers (The) Cos., Inc.	87,345
38	Trupanion, Inc. (b)	3,387
1,142	Unum Group	35,984
306	W.R. Berkley Corp.	20,377
7	White Mountains Insurance Group Ltd.	7,954
		1,523,542

	Interactive Media & Services — 0.4%
19	Alphabet, Inc., Class A (b)	52,846
149	Cargurus, Inc. (b)	6,326
155	Cars.com, Inc. (b)	2,237
214	IAC/InterActiveCorp. (b)	21,460
50	Ziff Davis, Inc. (b)	4,839
87	ZoomInfo Technologies, Inc. (b)	5,197
		92,905

	Internet & Direct Marketing Retail — 0.4%
320	1-800-Flowers.com, Inc., Class A (b)	4,083
1,407	eBay, Inc.	80,565
1,641	Qurate Retail, Inc., Series A	7,811
23	Shutterstock, Inc.	2,141
		94,600

Shares	Description	Value
	Common Stocks (Continued)
	IT Services — 2.4%
226	Accenture PLC, Class A	$76,214
187	Alliance Data Systems Corp.	10,500
76	Automatic Data Processing, Inc.	17,293
427	Cloudflare, Inc., Class A (b)	51,112
422	Cognizant Technology Solutions Corp., Class A	37,841
1,868	Conduent, Inc. (b)	9,639
698	DXC Technology Co. (b)	22,776
112	EPAM Systems, Inc. (b)	33,220
47	Euronet Worldwide, Inc. (b)	6,117
50	EVERTEC, Inc.	2,047
69	ExlService Holdings, Inc. (b)	9,886
168	Gartner, Inc. (b)	49,973
212	Genpact Ltd.	9,224
276	Global Payments, Inc.	37,768
132	GoDaddy, Inc., Class A (b)	11,048
329	Grid Dynamics Holdings, Inc. (b)	4,632
68	Jack Henry & Associates, Inc.	13,399
282	Maximus, Inc.	21,136
71	MongoDB, Inc. (b)	31,495
137	Paychex, Inc.	18,696
77	Perficient, Inc. (b)	8,477
55	Snowflake, Inc., Class A (b)	12,602
703	SolarWinds Corp.	9,357
87	Switch, Inc., Class A	2,681
62	TTEC Holdings, Inc.	5,116
629	Western Union (The) Co.	11,788
		524,037

	Leisure Products — 0.6%
94	Acushnet Holdings Corp.	3,784
223	Brunswick Corp.	18,039
1,022	Callaway Golf Co. (b)	23,935
360	Clarus Corp.	8,201
111	Hasbro, Inc.	9,093
36	Malibu Boats, Inc., Class A (b)	2,088
1,041	Mattel, Inc. (b)	23,121
204	Polaris, Inc.	21,485
147	Sturm Ruger & Co., Inc.	10,234
271	Vista Outdoor, Inc. (b)	9,672
68	YETI Holdings, Inc. (b)	4,079
		133,731

	Life Sciences Tools & Services — 2.0%
444	Avantor, Inc. (b)	15,016
109	Azenta, Inc.	9,034
124	Bio-Rad Laboratories, Inc., Class A (b)	69,841
201	Bruker Corp.	12,924
319	Codexis, Inc. (b)	6,578
113	Danaher Corp.	33,146
237	Inotiv, Inc. (b)	6,205

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
268	Maravai LifeSciences Holdings, Inc., Class A (b)	$9,452
104	Medpace Holdings, Inc. (b)	17,013
33	Mettler-Toledo International, Inc. (b)	45,315
372	PerkinElmer, Inc.	64,899
42	Repligen Corp. (b)	7,900
219	Syneos Health, Inc. (b)	17,728
113	Thermo Fisher Scientific, Inc.	66,744
120	West Pharmaceutical Services, Inc.	49,285
		431,080

	Machinery — 2.8%
96	AGCO Corp.	14,019
17	Alamo Group, Inc.	2,444
137	Allison Transmission Holdings, Inc.	5,379
145	Altra Industrial Motion Corp.	5,645
36	Astec Industries, Inc.	1,548
107	Barnes Group, Inc.	4,300
244	Colfax Corp. (b)	9,709
221	Crane Co.	23,930
343	Cummins, Inc.	70,353
189	Donaldson Co., Inc.	9,815
23	EnPro Industries, Inc.	2,248
28	ESCO Technologies, Inc.	1,958
160	Evoqua Water Technologies Corp. (b)	7,517
58	Federal Signal Corp.	1,957
367	Flowserve Corp.	13,175
981	Fortive Corp.	59,772
1,411	Gates Industrial Corp. PLC (b)	21,250
140	Graco, Inc.	9,761
109	Greenbrier (The) Cos., Inc.	5,615
119	Helios Technologies, Inc.	9,550
96	Hillenbrand, Inc.	4,240
48	IDEX Corp.	9,203
55	ITT, Inc.	4,137
43	Kadant, Inc.	8,350
208	Kennametal, Inc.	5,951
41	Lincoln Electric Holdings, Inc.	5,650
402	Meritor, Inc. (b)	14,299
114	Middleby (The) Corp. (b)	18,689
168	Mueller Industries, Inc.	9,101
44	Nordson Corp.	9,991
199	Oshkosh Corp.	20,029
635	PACCAR, Inc.	55,924
59	Parker-Hannifin Corp.	16,742
49	Proto Labs, Inc. (b)	2,592
254	Shyft Group (The), Inc.	9,172
104	Snap-on, Inc.	21,370
45	Standex International Corp.	4,496
397	Stanley Black & Decker, Inc.	55,497
31	Tennant Co.	2,443
57	Terex Corp.	2,033

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
324	Timken (The) Co.	$19,667
56	Toro (The) Co.	4,787
128	Wabash National Corp.	1,899
51	Watts Water Technologies, Inc., Class A	7,119
122	Westinghouse Air Brake Technologies Corp.	11,733
		605,059

	Marine — 0.1%
139	Matson, Inc.	16,766

	Media — 2.5%
347	Altice USA, Inc., Class A (b)	4,331
362	AMC Networks, Inc., Class A (b)	14,708
3,014	Clear Channel Outdoor Holdings, Inc. (b)	10,428
1,487	Comcast Corp., Class A	69,621
1,192	Discovery, Inc., Class A (b) (d)	29,705
865	DISH Network Corp., Class A (b)	27,377
516	E.W. Scripps (The) Co., Class A (b)	10,728
2,534	Fox Corp., Class A	99,966
618	Gray Television, Inc.	13,639
149	Interpublic Group of (The) Cos., Inc.	5,282
87	John Wiley & Sons, Inc., Class A	4,614
116	New York Times (The) Co., Class A	5,317
1,257	News Corp., Class A	27,843
185	Nexstar Media Group, Inc., Class A	34,869
153	Omnicom Group, Inc.	12,987
3,099	Paramount Global, Class B (d)	117,173
73	PubMatic, Inc., Class A (b)	1,907
187	Scholastic Corp.	7,532
104	TechTarget, Inc. (b)	8,453
672	TEGNA, Inc.	15,053
243	Thryv Holdings, Inc. (b)	6,833
116	WideOpenWest, Inc. (b)	2,023
		530,389

	Metals & Mining — 2.4%
471	Alcoa Corp.	42,404
204	Alpha Metallurgical Resources, Inc. (b)	26,920
1,289	Cleveland-Cliffs, Inc. (b)	41,519
495	Coeur Mining, Inc. (b)	2,203
344	Commercial Metals Co.	14,317
2,241	Freeport-McMoRan, Inc.	111,467
27	Materion Corp.	2,315
819	Nucor Corp.	121,744
173	Reliance Steel & Aluminum Co.	31,720
383	Ryerson Holding Corp.	13,413
240	Schnitzer Steel Industries, Inc., Class A	12,466
452	Steel Dynamics, Inc.	37,710
1,178	United States Steel Corp.	44,458

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining (Continued)
228	Worthington Industries, Inc.	$11,721
		514,377

	Mortgage Real Estate Investment Trusts — 0.9%
1,866	AGNC Investment Corp.	24,445
3,588	Annaly Capital Management, Inc.	25,260
758	Apollo Commercial Real Estate Finance, Inc.	10,559
545	Arbor Realty Trust, Inc.	9,298
163	Blackstone Mortgage Trust, Inc., Class A	5,182
827	Chimera Investment Corp.	9,957
730	Ellington Financial, Inc.	12,958
479	KKR Real Estate Finance Trust, Inc.	9,872
2,734	MFA Financial, Inc.	11,018
932	New Residential Investment Corp.	10,233
3,353	New York Mortgage Trust, Inc.	12,238
432	PennyMac Mortgage Investment Trust	7,296
638	Ready Capital Corp.	9,608
945	Redwood Trust, Inc.	9,951
810	TPG RE Finance Trust, Inc.	9,566
2,161	Two Harbors Investment Corp.	11,950
		189,391

	Multiline Retail — 0.6%
277	Big Lots, Inc.	9,584
41	Dillard’s, Inc., Class A	11,004
133	Dollar Tree, Inc. (b)	21,300
239	Franchise Group, Inc.	9,902
568	Kohl’s Corp.	34,341
858	Macy’s, Inc.	20,901
248	Nordstrom, Inc. (d)	6,723
329	Ollie’s Bargain Outlet Holdings, Inc. (b)	14,134
		127,889

	Multi-Utilities — 1.2%
420	Ameren Corp.	39,379
235	Avista Corp.	10,610
106	Black Hills Corp.	8,164
805	CenterPoint Energy, Inc.	24,665
259	CMS Energy Corp.	18,115
658	Consolidated Edison, Inc.	62,300
239	Dominion Energy, Inc.	20,308
157	DTE Energy Co.	20,757
609	NiSource, Inc.	19,366
175	NorthWestern Corp.	10,586
193	WEC Energy Group, Inc.	19,263
		253,513

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 6.3%
570	Antero Resources Corp. (b)	$17,402
209	APA Corp.	8,638
27	Arch Resources, Inc.	3,709
237	Brigham Minerals, Inc., Class A	6,055
292	California Resources Corp.	13,061
105	Callon Petroleum Co. (b)	6,203
834	Centennial Resource Development, Inc., Class A (b)	6,730
738	Cheniere Energy, Inc.	102,324
435	Chesapeake Energy Corp.	37,845
637	Chevron Corp.	103,723
102	Civitas Resources, Inc.	6,090
1,233	Comstock Resources, Inc. (b)	16,091
1,037	ConocoPhillips	103,700
626	Continental Resources, Inc.	38,393
295	Coterra Energy, Inc.	7,956
98	Denbury, Inc. (b)	7,700
637	Devon Energy Corp.	37,666
260	Diamondback Energy, Inc.	35,641
684	Earthstone Energy, Inc., Class A (b)	8,639
1,053	EOG Resources, Inc.	125,549
965	Equitrans Midstream Corp.	8,145
381	HF Sinclair Corp. (b)	15,183
4,718	Kinder Morgan, Inc.	89,217
2,163	Kosmos Energy Ltd. (b)	15,552
41	Laredo Petroleum, Inc. (b)	3,245
528	Magnolia Oil & Gas Corp., Class A	12,487
1,367	Marathon Oil Corp.	34,325
877	Marathon Petroleum Corp.	74,984
203	Matador Resources Co.	10,755
191	Murphy Oil Corp.	7,715
364	Northern Oil and Gas, Inc.	10,261
99	Oasis Petroleum, Inc.	14,484
955	ONEOK, Inc.	67,452
833	Ovintiv, Inc.	45,040
151	Par Pacific Holdings, Inc. (b)	1,966
770	PBF Energy, Inc., Class A (b)	18,765
204	PDC Energy, Inc.	14,827
309	Pioneer Natural Resources Co.	77,259
419	Range Resources Corp. (b)	12,729
371	Ranger Oil Corp., Class A (b)	12,811
293	Renewable Energy Group, Inc. (b)	17,770
423	SM Energy Co.	16,476
536	Southwestern Energy Co. (b)	3,843
537	Targa Resources Corp.	40,527
4	Texas Pacific Land Corp.	5,408
154	Whiting Petroleum Corp.	12,553
718	Williams (The) Cos., Inc.	23,988
188	World Fuel Services Corp.	5,084
		1,365,966

	Paper & Forest Products — 0.1%
358	Louisiana-Pacific Corp.	22,239

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Personal Products — 0.3%
98	BellRing Brands, Inc. (b)	$2,262
1,603	Coty, Inc., Class A (b)	14,411
164	Edgewell Personal Care Co.	6,014
50	Estee Lauder (The) Cos., Inc., Class A	13,616
137	Herbalife Nutrition Ltd. (b)	4,159
117	Inter Parfums, Inc.	10,302
12	Medifast, Inc.	2,049
196	Nu Skin Enterprises, Inc., Class A	9,384
50	USANA Health Sciences, Inc. (b)	3,973
		66,170

	Pharmaceuticals — 1.1%
107	Amphastar Pharmaceuticals, Inc. (b)	3,841
203	Eli Lilly & Co.	58,133
176	Harmony Biosciences Holdings, Inc. (b)	8,562
723	Innoviva, Inc. (b)	13,990
191	Intra-Cellular Therapies, Inc. (b)	11,687
44	Jazz Pharmaceuticals PLC (b)	6,849
144	Perrigo Co. PLC	5,534
950	Pfizer, Inc.	49,182
82	Prestige Consumer Healthcare, Inc. (b)	4,341
171	Supernus Pharmaceuticals, Inc. (b)	5,527
1,659	Viatris, Inc.	18,050
230	Zoetis, Inc.	43,376
		229,072

	Professional Services — 1.3%
182	ASGN, Inc. (b)	21,241
132	Booz Allen Hamilton Holding Corp.	11,595
84	CACI International, Inc., Class A (b)	25,306
274	Dun & Bradstreet Holdings, Inc. (b)	4,801
192	Equifax, Inc.	45,523
96	Exponent, Inc.	10,373
110	FTI Consulting, Inc. (b)	17,294
24	ICF International, Inc.	2,259
85	Insperity, Inc.	8,536
41	Jacobs Engineering Group, Inc.	5,650
99	Korn Ferry	6,429
189	Leidos Holdings, Inc.	20,416
173	ManpowerGroup, Inc.	16,248
103	ManTech International Corp., Class A	8,878
252	Robert Half International, Inc.	28,773
202	Science Applications International Corp.	18,618
118	TriNet Group, Inc. (b)	11,607
270	TrueBlue, Inc. (b)	7,800
		271,347

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Management & Development — 0.7%
689	CBRE Group, Inc., Class A (b)	$63,057
167	eXp World Holdings, Inc.	3,535
573	Forestar Group, Inc. (b)	10,176
55	Howard Hughes (The) Corp. (b)	5,699
62	Jones Lang LaSalle, Inc. (b)	14,846
418	Kennedy-Wilson Holdings, Inc.	10,195
97	Marcus & Millichap, Inc.	5,110
667	Newmark Group, Inc., Class A	10,619
742	Realogy Holdings Corp. (b)	11,635
144	St. Joe (The) Co.	8,531
		143,403

	Road & Rail — 1.2%
31	AMERCO	18,505
62	ArcBest Corp.	4,991
135	Avis Budget Group, Inc. (b)	35,546
593	Heartland Express, Inc.	8,344
55	J.B. Hunt Transport Services, Inc.	11,043
461	Knight-Swift Transportation Holdings, Inc.	23,262
63	Landstar System, Inc.	9,502
581	Marten Transport Ltd.	10,319
261	Old Dominion Freight Line, Inc.	77,955
121	Ryder System, Inc.	9,599
84	Saia, Inc. (b)	20,481
371	Schneider National, Inc., Class B	9,461
210	Werner Enterprises, Inc.	8,610
73	XPO Logistics, Inc. (b)	5,314
		252,932

	Semiconductors & Semiconductor Equipment — 4.3%
650	Advanced Micro Devices, Inc. (b)	71,071
620	Allegro MicroSystems, Inc. (b)	17,608
206	Alpha & Omega Semiconductor Ltd. (b)	11,258
50	Ambarella, Inc. (b)	5,246
680	Amkor Technology, Inc.	14,770
475	Applied Materials, Inc.	62,605
27	Cirrus Logic, Inc. (b)	2,289
131	Cohu, Inc. (b)	3,878
113	Diodes, Inc. (b)	9,830
122	Entegris, Inc.	16,014
257	First Solar, Inc. (b)	21,521
109	FormFactor, Inc. (b)	4,581
108	Ichor Holdings Ltd. (b)	3,847
113	Impinj, Inc. (b)	7,180
1,816	Intel Corp.	90,001
174	KLA Corp.	63,694
26	Lam Research Corp.	13,978
292	Lattice Semiconductor Corp. (b)	17,797
64	MACOM Technology Solutions Holdings, Inc. (b)	3,832

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
642	Marvell Technology, Inc.	$46,038
166	MaxLinear, Inc. (b)	9,686
1,004	Micron Technology, Inc.	78,202
96	MKS Instruments, Inc.	14,400
318	NVIDIA Corp.	86,769
164	NXP Semiconductors N.V.	30,353
83	ON Semiconductor Corp. (b)	5,197
123	Onto Innovation, Inc. (b)	10,687
529	Photronics, Inc. (b)	8,977
121	Power Integrations, Inc.	11,214
410	QUALCOMM, Inc.	62,656
339	Rambus, Inc. (b)	10,811
84	Semtech Corp. (b)	5,825
109	Silicon Laboratories, Inc. (b)	16,372
42	SiTime Corp. (b)	10,408
77	Synaptics, Inc. (b)	15,362
343	Teradyne, Inc.	40,553
218	Ultra Clean Holdings, Inc. (b)	9,241
438	Veeco Instruments, Inc. (b)	11,909
50	Wolfspeed, Inc. (b)	5,693
		931,353

	Software — 2.6%
602	A10 Networks, Inc.	8,398
32	Altair Engineering, Inc., Class A (b)	2,061
150	Asana, Inc., Class A (b)	5,995
75	Bill.com Holdings, Inc. (b)	17,009
191	Box, Inc., Class A (b)	5,550
201	Cadence Design Systems, Inc. (b)	33,056
269	CDK Global, Inc.	13,095
525	Datadog, Inc., Class A (b)	79,522
93	Dynatrace, Inc. (b)	4,380
329	Ebix, Inc.	10,906
208	Fortinet, Inc. (b)	71,082
116	Intuit, Inc.	55,777
36	Manhattan Associates, Inc. (b)	4,994
228	Marathon Digital Holdings, Inc. (b)	6,373
68	New Relic, Inc. (b)	4,548
216	NortonLifeLock, Inc.	5,728
101	Palo Alto Networks, Inc. (b)	62,874
23	Paylocity Holding Corp. (b)	4,733
36	Qualys, Inc. (b)	5,127
95	Rapid7, Inc. (b)	10,568
145	Smartsheet, Inc., Class A (b)	7,943
102	Synopsys, Inc. (b)	33,994
45	Tenable Holdings, Inc. (b)	2,601
132	Teradata Corp. (b)	6,506
204	Trade Desk (The), Inc., Class A (b)	14,127
35	Tyler Technologies, Inc. (b)	15,571
48	Verint Systems, Inc. (b)	2,482
43	Workiva, Inc. (b)	5,074
233	Zscaler, Inc. (b)	56,218

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
133	Zuora, Inc., Class A (b)	$1,992
		558,284

	Specialty Retail — 3.6%
143	Abercrombie & Fitch Co., Class A (b)	4,574
227	Academy Sports & Outdoors, Inc.	8,944
23	Advance Auto Parts, Inc.	4,760
443	American Eagle Outfitters, Inc.	7,442
284	Arko Corp.	2,584
58	Asbury Automotive Group, Inc. (b)	9,292
240	AutoNation, Inc. (b)	23,899
45	AutoZone, Inc. (b)	92,006
1,340	Bath & Body Works, Inc.	64,052
736	Best Buy Co., Inc.	66,902
102	Boot Barn Holdings, Inc. (b)	9,669
118	Buckle (The), Inc.	3,899
62	Camping World Holdings, Inc., Class A	1,733
144	CarMax, Inc. (b)	13,893
95	Children’s Place (The), Inc. (b)	4,683
244	Dick’s Sporting Goods, Inc.	24,405
81	Five Below, Inc. (b)	12,828
173	Floor & Decor Holdings, Inc., Class A (b)	14,013
644	Foot Locker, Inc.	19,101
1,272	Gap (The), Inc.	17,910
64	Group 1 Automotive, Inc.	10,741
211	Guess?, Inc.	4,610
104	Hibbett, Inc.	4,611
95	Lithia Motors, Inc.	28,511
212	MarineMax, Inc. (b)	8,535
43	Monro, Inc.	1,907
25	Murphy USA, Inc.	4,999
106	O’Reilly Automotive, Inc. (b)	72,606
254	ODP (The) Corp. (b)	11,641
262	Penske Automotive Group, Inc.	24,555
252	Petco Health & Wellness Co., Inc. (b) (d)	4,932
52	Rent-A-Center, Inc.	1,310
270	Sally Beauty Holdings, Inc. (b)	4,220
320	Shoe Carnival, Inc.	9,331
114	Signet Jewelers Ltd.	8,288
252	Sonic Automotive, Inc., Class A	10,712
392	Tractor Supply Co.	91,481
45	Ulta Beauty, Inc. (b)	17,920
425	Urban Outfitters, Inc. (b)	10,672
135	Victoria’s Secret & Co. (b)	6,934
132	Williams-Sonoma, Inc.	19,140
260	Zumiez, Inc. (b)	9,935
		774,180

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 1.8%
421	Apple, Inc.	$73,511
77	Avid Technology, Inc. (b)	2,685
999	Dell Technologies, Inc., Class C (b)	50,140
5,930	Hewlett Packard Enterprise Co.	99,090
993	HP, Inc.	36,046
122	NetApp, Inc.	10,126
689	Pure Storage, Inc., Class A (b)	24,328
113	Super Micro Computer, Inc. (b)	4,302
1,435	Western Digital Corp. (b)	71,248
551	Xerox Holdings Corp.	11,114
		382,590

	Textiles, Apparel & Luxury Goods — 0.7%
50	Carter’s, Inc.	4,599
173	Columbia Sportswear Co.	15,662
131	Crocs, Inc. (b)	10,008
31	Deckers Outdoor Corp. (b)	8,487
451	G-III Apparel Group Ltd. (b)	12,199
49	Kontoor Brands, Inc.	2,026
298	Movado Group, Inc.	11,637
50	Oxford Industries, Inc.	4,525
211	PVH Corp.	16,165
141	Ralph Lauren Corp.	15,995
518	Skechers U.S.A., Inc., Class A (b)	21,114
276	Tapestry, Inc.	10,253
529	Under Armour, Inc., Class A (b)	9,004
		141,674

	Thrifts & Mortgage Finance — 0.7%
45	Axos Financial, Inc. (b)	2,087
221	Capitol Federal Financial, Inc.	2,404
120	Columbia Financial, Inc. (b)	2,581
617	Essent Group Ltd.	25,426
20	Federal Agricultural Mortgage Corp., Class C	2,170
376	Kearny Financial Corp.	4,843
316	Merchants Bancorp	8,652
865	MGIC Investment Corp.	11,721
239	Mr. Cooper Group, Inc. (b)	10,915
1,839	New York Community Bancorp, Inc.	19,714
571	NMI Holdings, Inc., Class A (b)	11,774
179	PennyMac Financial Services, Inc.	9,523
309	Provident Financial Services, Inc.	7,231
590	Radian Group, Inc.	13,104
66	Walker & Dunlop, Inc.	8,542
224	Washington Federal, Inc.	7,352
199	WSFS Financial Corp.	9,277
		157,316

	Tobacco — 0.1%
182	Universal Corp.	10,569

Shares	Description	Value
	Common Stocks (Continued)
	Tobacco (Continued)
1,086	Vector Group Ltd.	$13,075
		23,644

	Trading Companies & Distributors — 1.0%
635	Air Lease Corp.	28,353
24	Applied Industrial Technologies, Inc.	2,464
131	Beacon Roofing Supply, Inc. (b)	7,766
176	Boise Cascade Co.	12,227
48	GATX Corp.	5,920
124	GMS, Inc. (b)	6,171
48	Herc Holdings, Inc.	8,020
94	McGrath RentCorp	7,988
30	MSC Industrial Direct Co., Inc., Class A	2,556
179	Rush Enterprises, Inc., Class A	9,113
116	SiteOne Landscape Supply, Inc. (b)	18,756
166	Triton International Ltd.	11,650
169	United Rentals, Inc. (b)	60,030
176	Univar Solutions, Inc. (b)	5,657
41	Veritiv Corp. (b)	5,477
18	Watsco, Inc.	5,484
213	WESCO International, Inc. (b)	27,720
		225,352

	Water Utilities — 0.1%
49	American States Water Co.	4,362
69	California Water Service Group	4,090
313	Essential Utilities, Inc.	16,004
41	Middlesex Water Co.	4,312
		28,768

	Wireless Telecommunication Services — 0.5%
489	Shenandoah Telecommunications Co.	11,531
619	Telephone and Data Systems, Inc.	11,687
484	T-Mobile US, Inc. (b)	62,121
396	United States Cellular Corp. (b)	11,971
		97,310

	Total Common Stocks — 99.9%	21,524,221
	(Cost $19,902,897)

	Money Market Funds — 0.7%
114,395	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (e) (f)	114,395
30,488	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (e)	30,488
	Total Money Market Funds — 0.7%	144,883
	(Cost $144,883)

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$12,759	BNP Paribas S.A., 0.24% (e), dated 03/31/22, due 04/01/22, with a maturity value of $12,760. Collateralized by U.S. Treasury Note, interest rate of 0.25%, due 09/30/25. The value of the collateral including accrued interest is $13,000. (f)	$12,759
	(Cost $12,759)

	Total Investments — 100.7%	21,681,863
	(Cost $20,060,539)
	Net Other Assets and Liabilities — (0.7)%	(145,501)
	Net Assets — 100.0%	$21,536,362

(a)	As of April 29, 2022, the Fund changed its name and ticker symbol to First Trust Dividend Strength ETF (FTDS).
(b)	Non-income producing security.
(c)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2022 to March 31, 2022).
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $123,049 and the total value of the collateral held by the Fund is $127,154.
(e)	Rate shown reflects yield as of March 31, 2022.
(f)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,524,221	$21,524,221	$—	$—
Money Market Funds	144,883	144,883	—	—
Repurchase Agreements	12,759	—	12,759	—
Total Investments	$21,681,863	$21,669,104	$12,759	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.6%
184	Boeing (The) Co. (a)	$35,236
74	General Dynamics Corp.	17,847
14	HEICO Corp.	2,150
56	L3Harris Technologies, Inc.	13,914
86	Lockheed Martin Corp.	37,961
45	Northrop Grumman Corp.	20,125
472	Raytheon Technologies Corp.	46,761
53	Textron, Inc.	3,942
15	TransDigm Group, Inc. (a)	9,773
		187,709

	Air Freight & Logistics — 0.6%
49	Expeditors International of Washington, Inc.	5,055
78	FedEx Corp.	18,048
232	United Parcel Service, Inc., Class B	49,755
		72,858

	Airlines — 0.2%
202	Delta Air Lines, Inc. (a)	7,993
170	Southwest Airlines Co. (a)	7,786
94	United Airlines Holdings, Inc. (a)	4,358
		20,137

	Auto Components — 0.1%
86	Aptiv PLC (a)	10,295

	Automobiles — 2.9%
1,243	Ford Motor Co.	21,019
404	General Motors Co. (a)	17,671
199	Lucid Group, Inc. (a)	5,054
116	Rivian Automotive, Inc., Class A (a)	5,828
271	Tesla, Inc. (a)	292,030
		341,602

	Banks — 3.8%
2,219	Bank of America Corp.	91,467
626	Citigroup, Inc.	33,428
116	Citizens Financial Group, Inc.	5,258
188	Fifth Third Bancorp	8,092
54	First Republic Bank	8,753
427	Huntington Bancshares, Inc.	6,243
933	JPMorgan Chase & Co.	127,187
249	KeyCorp	5,573
36	M&T Bank Corp.	6,102
132	PNC Financial Services Group (The), Inc.	24,347
275	Regions Financial Corp.	6,121
17	Signature Bank	4,989
17	SVB Financial Group (a)	9,511
420	Truist Financial Corp.	23,814
427	U.S. Bancorp	22,695
1,206	Wells Fargo & Co.	58,443
		442,023

Shares	Description	Value
	Common Stocks (Continued)
	Beverages — 1.6%
98	Brown-Forman Corp., Class B	$6,568
1,247	Coca-Cola (The) Co.	77,314
49	Constellation Brands, Inc., Class A	11,286
278	Keurig Dr Pepper, Inc.	10,536
120	Monster Beverage Corp. (a)	9,588
437	PepsiCo, Inc.	73,145
		188,437

	Biotechnology — 2.1%
559	AbbVie, Inc.	90,619
27	Alnylam Pharmaceuticals, Inc. (a)	4,409
166	Amgen, Inc.	40,142
39	Biogen, Inc. (a)	8,213
45	BioMarin Pharmaceutical, Inc. (a)	3,470
337	Gilead Sciences, Inc.	20,035
67	Horizon Therapeutics PLC (a)	7,049
66	Incyte Corp. (a)	5,242
113	Moderna, Inc. (a)	19,465
29	Regeneron Pharmaceuticals, Inc. (a)	20,254
55	Seagen, Inc. (a)	7,923
76	Vertex Pharmaceuticals, Inc. (a)	19,834
		246,655

	Building Products — 0.3%
211	Carrier Global Corp.	9,679
211	Johnson Controls International PLC	13,835
72	Masco Corp.	3,672
66	Trane Technologies PLC	10,078
		37,264

	Capital Markets — 3.3%
33	Ameriprise Financial, Inc.	9,912
231	Bank of New York Mellon (The) Corp.	11,464
43	BlackRock, Inc.	32,859
221	Blackstone, Inc.	28,054
77	Carlyle Group (The), Inc.	3,766
453	Charles Schwab (The) Corp.	38,192
103	CME Group, Inc.	24,500
50	Coinbase Global, Inc., Class A (a)	9,493
11	FactSet Research Systems, Inc.	4,776
95	Franklin Resources, Inc.	2,652
107	Goldman Sachs Group (The), Inc.	35,321
178	Intercontinental Exchange, Inc.	23,517
105	KKR & Co., Inc.	6,139
25	LPL Financial Holdings, Inc.	4,567
51	Moody’s Corp.	17,208
445	Morgan Stanley	38,893
24	MSCI, Inc.	12,069
33	Nasdaq, Inc.	5,881
62	Northern Trust Corp.	7,220
59	Raymond James Financial, Inc.	6,485
112	S&P Global, Inc.	45,940
109	State Street Corp.	9,496

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
68	T. Rowe Price Group, Inc.	$10,281
		388,685

	Chemicals — 1.3%
66	Air Products and Chemicals, Inc.	16,494
37	Albemarle Corp.	8,182
32	Celanese Corp.	4,572
52	CF Industries Holdings, Inc.	5,359
230	Corteva, Inc.	13,220
233	Dow, Inc.	14,847
162	DuPont de Nemours, Inc.	11,920
33	Eastman Chemical Co.	3,698
81	Ecolab, Inc.	14,301
40	FMC Corp.	5,263
72	International Flavors & Fragrances, Inc.	9,456
72	LyondellBasell Industries N.V., Class A	7,403
102	Mosaic (The) Co.	6,783
66	PPG Industries, Inc.	8,651
76	Sherwin-Williams (The) Co.	18,971
		149,120

	Commercial Services & Supplies — 0.4%
29	Cintas Corp.	12,336
70	Copart, Inc. (a)	8,783
65	Republic Services, Inc.	8,613
86	Rollins, Inc.	3,014
124	Waste Management, Inc.	19,654
		52,400

	Communications Equipment — 0.8%
82	Arista Networks, Inc. (a)	11,396
1,247	Cisco Systems, Inc.	69,533
47	Motorola Solutions, Inc.	11,384
		92,313

	Construction & Engineering — 0.1%
43	Quanta Services, Inc.	5,659

	Construction Materials — 0.1%
17	Martin Marietta Materials, Inc.	6,543
39	Vulcan Materials Co.	7,164
		13,707

	Consumer Finance — 0.6%
105	Ally Financial, Inc.	4,566
192	American Express Co.	35,904
124	Capital One Financial Corp.	16,280
79	Discover Financial Services	8,705
130	Synchrony Financial	4,525
		69,980

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging — 0.2%
23	Avery Dennison Corp.	$4,001
88	Ball Corp.	7,920
39	Crown Holdings, Inc.	4,878
104	International Paper Co.	4,800
26	Packaging Corp. of America	4,059
		25,658

	Distributors — 0.1%
42	Genuine Parts Co.	5,293
90	LKQ Corp.	4,087
12	Pool Corp.	5,074
		14,454

	Diversified Financial Services — 1.2%
62	Apollo Global Management, Inc.	3,843
384	Berkshire Hathaway, Inc., Class B (a)	135,518
		139,361

	Diversified Telecommunication Services — 1.0%
2,145	AT&T, Inc.	50,686
1,327	Verizon Communications, Inc.	67,598
		118,284

	Electric Utilities — 1.7%
72	Alliant Energy Corp.	4,499
151	American Electric Power Co., Inc.	15,065
243	Duke Energy Corp.	27,133
106	Edison International	7,431
56	Entergy Corp.	6,538
69	Evergy, Inc.	4,715
102	Eversource Energy	8,995
276	Exelon Corp.	13,146
169	FirstEnergy Corp.	7,750
620	NextEra Energy, Inc.	52,520
416	PG&E Corp. (a)	4,967
216	PPL Corp.	6,169
335	Southern (The) Co.	24,291
162	Xcel Energy, Inc.	11,692
		194,911

	Electrical Equipment — 0.5%
73	AMETEK, Inc.	9,722
126	Eaton Corp. PLC	19,122
188	Emerson Electric Co.	18,433
19	Generac Holdings, Inc. (a)	5,648
35	Rockwell Automation, Inc.	9,801
		62,726

	Electronic Equipment, Instruments & Components — 0.6%
165	Amphenol Corp., Class A	12,433

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
41	CDW Corp.	$7,335
243	Corning, Inc.	8,969
54	Keysight Technologies, Inc. (a)	8,530
97	TE Connectivity Ltd.	12,705
13	Teledyne Technologies, Inc. (a)	6,144
75	Trimble, Inc. (a)	5,411
16	Zebra Technologies Corp., Class A (a)	6,619
		68,146

	Energy Equipment & Services — 0.3%
226	Baker Hughes Co.	8,229
264	Halliburton Co.	9,998
424	Schlumberger N.V.	17,515
		35,742

	Entertainment — 1.4%
80	Electronic Arts, Inc.	10,121
53	Liberty Media Corp.-Liberty Formula One, Class C (a)	3,701
45	Live Nation Entertainment, Inc. (a)	5,294
132	Netflix, Inc. (a)	49,446
115	ROBLOX Corp., Class A (a)	5,318
33	Roku, Inc. (a)	4,134
34	Take-Two Interactive Software, Inc. (a)	5,227
576	Walt Disney (The) Co. (a)	79,004
		162,245

	Equity Real Estate Investment Trusts — 2.7%
44	Alexandria Real Estate Equities, Inc.	8,855
144	American Tower Corp.	36,176
41	AvalonBay Communities, Inc.	10,183
42	Boston Properties, Inc.	5,410
27	Camden Property Trust	4,487
130	Crown Castle International Corp.	23,998
79	Digital Realty Trust, Inc.	11,202
113	Duke Realty Corp.	6,561
27	Equinix, Inc.	20,024
49	Equity LifeStyle Properties, Inc.	3,748
94	Equity Residential	8,453
19	Essex Property Trust, Inc.	6,564
39	Extra Space Storage, Inc.	8,018
159	Healthpeak Properties, Inc.	5,459
173	Invitation Homes, Inc.	6,951
174	Kimco Realty Corp.	4,298
34	Mid-America Apartment Communities, Inc.	7,121
220	Prologis, Inc.	35,526
46	Public Storage	17,953
176	Realty Income Corp.	12,197

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
32	SBA Communications Corp.	$11,011
97	Simon Property Group, Inc.	12,761
34	Sun Communities, Inc.	5,960
89	UDR, Inc.	5,106
117	Ventas, Inc.	7,226
218	VICI Properties, Inc.	6,204
131	Welltower, Inc.	12,594
208	Weyerhaeuser Co.	7,883
60	WP Carey, Inc.	4,850
		316,779

	Food & Staples Retailing — 1.6%
140	Costco Wholesale Corp.	80,619
198	Kroger (The) Co.	11,359
160	Sysco Corp.	13,064
226	Walgreens Boots Alliance, Inc.	10,118
465	Walmart, Inc.	69,248
		184,408

	Food Products — 0.9%
149	Archer-Daniels-Midland Co.	13,449
37	Bunge Ltd.	4,100
136	Conagra Brands, Inc.	4,566
170	General Mills, Inc.	11,512
43	Hershey (The) Co.	9,315
91	Hormel Foods Corp.	4,690
32	J.M. Smucker (The) Co.	4,333
70	Kellogg Co.	4,514
224	Kraft Heinz (The) Co.	8,823
63	McCormick & Co., Inc.	6,287
439	Mondelez International, Inc., Class A	27,561
88	Tyson Foods, Inc., Class A	7,888
		107,038

	Gas Utilities — 0.0%
40	Atmos Energy Corp.	4,780

	Health Care Equipment & Supplies — 2.8%
557	Abbott Laboratories	65,927
23	Align Technology, Inc. (a)	10,028
143	Baxter International, Inc.	11,088
79	Becton, Dickinson and Co.	21,014
424	Boston Scientific Corp. (a)	18,779
14	Cooper (The) Cos., Inc.	5,846
29	Dexcom, Inc. (a)	14,836
187	Edwards Lifesciences Corp. (a)	22,014
62	Hologic, Inc. (a)	4,763
23	IDEXX Laboratories, Inc. (a)	12,582
14	Insulet Corp. (a)	3,729
105	Intuitive Surgical, Inc. (a)	31,676
425	Medtronic PLC	47,154
41	ResMed, Inc.	9,943
28	STERIS PLC	6,770

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
106	Stryker Corp.	$28,339
12	Teleflex, Inc.	4,258
59	Zimmer Biomet Holdings, Inc.	7,546
		326,292

	Health Care Providers & Services — 2.9%
48	AmerisourceBergen Corp.	7,426
76	Anthem, Inc.	37,333
79	Cardinal Health, Inc.	4,479
160	Centene Corp. (a)	13,470
95	Cigna Corp.	22,763
415	CVS Health Corp.	42,002
67	HCA Healthcare, Inc.	16,792
34	Humana, Inc.	14,796
28	Laboratory Corp. of America Holdings (a)	7,383
45	McKesson Corp.	13,776
14	Molina Healthcare, Inc. (a)	4,670
35	Quest Diagnostics, Inc.	4,790
297	UnitedHealth Group, Inc.	151,461
		341,141

	Health Care Technology — 0.1%
38	Veeva Systems, Inc., Class A (a)	8,073

	Hotels, Restaurants & Leisure — 1.9%
86	Airbnb, Inc., Class A (a)	14,771
13	Booking Holdings, Inc. (a)	30,530
53	Caesars Entertainment, Inc. (a)	4,100
268	Carnival Corp. (a)	5,419
8	Chipotle Mexican Grill, Inc. (a)	12,656
31	Darden Restaurants, Inc.	4,122
11	Domino’s Pizza, Inc.	4,477
45	Expedia Group, Inc. (a)	8,805
81	Hilton Worldwide Holdings, Inc. (a)	12,291
106	Las Vegas Sands Corp. (a)	4,120
92	Marriott International, Inc., Class A (a)	16,169
235	McDonald’s Corp.	58,111
119	MGM Resorts International	4,991
60	Royal Caribbean Cruises Ltd. (a)	5,027
364	Starbucks Corp.	33,113
76	Yum! Brands, Inc.	9,008
		227,710

	Household Durables — 0.2%
99	D.R. Horton, Inc.	7,376
49	Garmin Ltd.	5,812
68	Lennar Corp., Class A	5,520
1	NVR, Inc. (a)	4,467
		23,175

Shares	Description	Value
	Common Stocks (Continued)
	Household Products — 1.4%
72	Church & Dwight Co., Inc.	$7,155
37	Clorox (The) Co.	5,144
266	Colgate-Palmolive Co.	20,171
101	Kimberly-Clark Corp.	12,439
758	Procter & Gamble (The) Co.	115,823
		160,732

	Independent Power and Renewable Electricity Producers — 0.0%
171	AES (The) Corp.	4,400

	Industrial Conglomerates — 0.9%
181	3M Co.	26,947
292	General Electric Co.	26,718
217	Honeywell International, Inc.	42,224
30	Roper Technologies, Inc.	14,167
		110,056

	Insurance — 2.0%
189	Aflac, Inc.	12,170
88	Allstate (The) Corp.	12,189
234	American International Group, Inc.	14,688
68	Aon PLC, Class A	22,143
102	Arch Capital Group Ltd. (a)	4,939
62	Arthur J. Gallagher & Co.	10,825
71	Brown & Brown, Inc.	5,131
128	Chubb Ltd.	27,379
42	Cincinnati Financial Corp.	5,710
84	Fidelity National Financial, Inc.	4,103
87	Hartford Financial Services Group (The), Inc.	6,248
53	Loews Corp.	3,435
4	Markel Corp. (a)	5,901
151	Marsh & McLennan Cos., Inc.	25,733
219	MetLife, Inc.	15,391
67	Principal Financial Group, Inc.	4,919
185	Progressive (The) Corp.	21,088
112	Prudential Financial, Inc.	13,235
71	Travelers (The) Cos., Inc.	12,974
66	W.R. Berkley Corp.	4,395
		232,596

	Interactive Media & Services — 3.8%
88	Alphabet, Inc., Class A (a)	244,759
90	Match Group, Inc. (a)	9,787
693	Meta Platforms, Inc., Class A (a)	154,095
169	Pinterest, Inc., Class A (a)	4,159
368	Snap, Inc., Class A (a)	13,244
253	Twitter, Inc. (a)	9,789
84	ZoomInfo Technologies, Inc. (a)	5,018
		440,851

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 4.2%
145	Amazon.com, Inc. (a)	$472,693
62	DoorDash, Inc., Class A (a)	7,266
176	eBay, Inc.	10,078
38	Etsy, Inc. (a)	4,722
		494,759

	IT Services — 4.9%
200	Accenture PLC, Class A	67,446
48	Akamai Technologies, Inc. (a)	5,731
133	Automatic Data Processing, Inc.	30,263
164	Block, Inc. (a)	22,238
35	Broadridge Financial Solutions, Inc.	5,450
64	Cloudflare, Inc., Class A (a)	7,661
166	Cognizant Technology Solutions Corp., Class A	14,885
16	EPAM Systems, Inc. (a)	4,746
181	Fidelity National Information Services, Inc.	18,176
179	Fiserv, Inc. (a)	18,151
22	FleetCor Technologies, Inc. (a)	5,479
25	Gartner, Inc. (a)	7,436
84	Global Payments, Inc.	11,495
284	International Business Machines Corp.	36,926
273	Mastercard, Inc., Class A	97,565
15	MongoDB, Inc. (a)	6,654
44	Okta, Inc. (a)	6,642
96	Paychex, Inc.	13,101
368	PayPal Holdings, Inc. (a)	42,559
89	Snowflake, Inc., Class A (a)	20,393
54	Twilio, Inc., Class A (a)	8,900
29	VeriSign, Inc. (a)	6,451
524	Visa, Inc., Class A	116,207
		574,555

	Life Sciences Tools & Services — 1.9%
83	Agilent Technologies, Inc.	10,983
170	Avantor, Inc. (a)	5,750
6	Bio-Rad Laboratories, Inc., Class A (a)	3,379
12	Bio-Techne Corp.	5,197
14	Charles River Laboratories International, Inc. (a)	3,976
213	Danaher Corp.	62,479
43	Illumina, Inc. (a)	15,024
57	IQVIA Holdings, Inc. (a)	13,179
6	Mettler-Toledo International, Inc. (a)	8,239
31	PerkinElmer, Inc.	5,408
124	Thermo Fisher Scientific, Inc.	73,241
16	Waters Corp. (a)	4,966
20	West Pharmaceutical Services, Inc.	8,214
		220,035

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 1.5%
169	Caterpillar, Inc.	$37,657
43	Cummins, Inc.	8,820
88	Deere & Co.	36,560
42	Dover Corp.	6,590
107	Fortive Corp.	6,519
24	IDEX Corp.	4,602
84	Illinois Tool Works, Inc.	17,590
103	Ingersoll Rand, Inc.	5,186
134	Otis Worldwide Corp.	10,311
110	PACCAR, Inc.	9,688
41	Parker-Hannifin Corp.	11,634
52	Stanley Black & Decker, Inc.	7,269
59	Westinghouse Air Brake Technologies Corp.	5,674
51	Xylem, Inc.	4,348
		172,448

	Media — 1.0%
35	Charter Communications, Inc., Class A (a)	19,093
1,430	Comcast Corp., Class A	66,953
88	Fox Corp., Class A	3,472
105	Interpublic Group of (The) Cos., Inc.	3,722
42	Liberty Broadband Corp., Class C (a)	5,683
62	Omnicom Group, Inc.	5,263
183	Paramount Global, Class B	6,919
237	Sirius XM Holdings, Inc.	1,569
		112,674

	Metals & Mining — 0.4%
405	Freeport-McMoRan, Inc.	20,144
235	Newmont Corp.	18,671
72	Nucor Corp.	10,703
		49,518

	Multiline Retail — 0.5%
62	Dollar General Corp.	13,803
65	Dollar Tree, Inc. (a)	10,410
142	Target Corp.	30,135
		54,348

	Multi-Utilities — 0.8%
69	Ameren Corp.	6,470
173	CenterPoint Energy, Inc.	5,301
80	CMS Energy Corp.	5,595
103	Consolidated Edison, Inc.	9,752
256	Dominion Energy, Inc.	21,752
53	DTE Energy Co.	7,007
149	Public Service Enterprise Group, Inc.	10,430
83	Sempra Energy	13,954
93	WEC Energy Group, Inc.	9,282
		89,543

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 3.6%
80	Cheniere Energy, Inc.	$11,092
616	Chevron Corp.	100,303
411	ConocoPhillips	41,100
203	Coterra Energy, Inc.	5,475
197	Devon Energy Corp.	11,649
53	Diamondback Energy, Inc.	7,265
152	EOG Resources, Inc.	18,123
1,338	Exxon Mobil Corp.	110,505
76	Hess Corp.	8,135
638	Kinder Morgan, Inc.	12,065
203	Marathon Oil Corp.	5,097
166	Marathon Petroleum Corp.	14,193
295	Occidental Petroleum Corp.	16,738
131	ONEOK, Inc.	9,253
139	Phillips 66	12,008
72	Pioneer Natural Resources Co.	18,002
122	Valero Energy Corp.	12,388
365	Williams (The) Cos., Inc.	12,195
		425,586

	Personal Products — 0.2%
73	Estee Lauder (The) Cos., Inc., Class A	19,879
47	Olaplex Holdings, Inc. (a)	735
		20,614

	Pharmaceuticals — 4.0%
689	Bristol-Myers Squibb Co.	50,318
48	Catalent, Inc. (a)	5,323
250	Eli Lilly & Co.	71,593
831	Johnson & Johnson	147,278
799	Merck & Co., Inc.	65,558
1,778	Pfizer, Inc.	92,047
382	Viatris, Inc.	4,156
149	Zoetis, Inc.	28,100
		464,373

	Professional Services — 0.3%
116	CoStar Group, Inc. (a)	7,727
37	Equifax, Inc.	8,773
36	Jacobs Engineering Group, Inc.	4,961
53	TransUnion	5,477
51	Verisk Analytics, Inc.	10,946
		37,884

	Real Estate Management & Development — 0.1%
99	CBRE Group, Inc., Class A (a)	9,060

	Road & Rail — 1.2%
603	CSX Corp.	22,582
25	J.B. Hunt Transport Services, Inc.	5,020

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
76	Norfolk Southern Corp.	$21,677
30	Old Dominion Freight Line, Inc.	8,961
618	Uber Technologies, Inc. (a)	22,050
201	Union Pacific Corp.	54,915
		135,205

	Semiconductors & Semiconductor Equipment — 6.0%
514	Advanced Micro Devices, Inc. (a)	56,201
165	Analog Devices, Inc.	27,255
265	Applied Materials, Inc.	34,927
100	Broadcom, Inc.	62,968
39	Enphase Energy, Inc. (a)	7,869
38	Entegris, Inc.	4,988
1,223	Intel Corp.	60,612
43	KLA Corp.	15,740
42	Lam Research Corp.	22,580
229	Marvell Technology, Inc.	16,422
165	Microchip Technology, Inc.	12,398
336	Micron Technology, Inc.	26,171
14	Monolithic Power Systems, Inc.	6,799
743	NVIDIA Corp.	202,735
73	NXP Semiconductors N.V.	13,511
124	ON Semiconductor Corp. (a)	7,764
31	Qorvo, Inc. (a)	3,847
356	QUALCOMM, Inc.	54,404
49	Skyworks Solutions, Inc.	6,531
45	Teradyne, Inc.	5,320
277	Texas Instruments, Inc.	50,824
		699,866

	Software — 10.2%
142	Adobe, Inc. (a)	64,698
25	ANSYS, Inc. (a)	7,941
35	AppLovin Corp., Class A (a)	1,927
70	Autodesk, Inc. (a)	15,004
28	Bill.com Holdings, Inc. (a)	6,350
82	Cadence Design Systems, Inc. (a)	13,486
66	Crowdstrike Holdings, Inc., Class A (a)	14,987
73	Datadog, Inc., Class A (a)	11,057
59	DocuSign, Inc. (a)	6,320
59	Dynatrace, Inc. (a)	2,779
38	Fortinet, Inc. (a)	12,986
13	HubSpot, Inc. (a)	6,174
80	Intuit, Inc.	38,467
2,370	Microsoft Corp.	730,695
156	NortonLifeLock, Inc.	4,137
490	Oracle Corp.	40,538
567	Palantir Technologies, Inc., Class A (a)	7,785
31	Palo Alto Networks, Inc. (a)	19,298

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
16	Paycom Software, Inc. (a)	$5,542
20	RingCentral, Inc., Class A (a)	2,344
290	salesforce.com, Inc. (a)	61,573
59	ServiceNow, Inc. (a)	32,857
50	Splunk, Inc. (a)	7,431
71	SS&C Technologies Holdings, Inc.	5,326
43	Synopsys, Inc. (a)	14,331
123	Trade Desk (The), Inc., Class A (a)	8,518
12	Tyler Technologies, Inc. (a)	5,339
60	UiPath, Inc., Class A (a)	1,295
54	Unity Software, Inc. (a)	5,357
66	VMware, Inc., Class A	7,515
62	Workday, Inc., Class A (a)	14,847
65	Zoom Video Communications, Inc., Class A (a)	7,620
27	Zscaler, Inc. (a)	6,515
		1,191,039

	Specialty Retail — 2.0%
18	Advance Auto Parts, Inc.	3,725
6	AutoZone, Inc. (a)	12,267
81	Bath & Body Works, Inc.	3,872
64	Best Buy Co., Inc.	5,818
18	Burlington Stores, Inc. (a)	3,279
48	CarMax, Inc. (a)	4,631
18	Carvana Co. (a)	2,147
330	Home Depot (The), Inc.	98,779
213	Lowe’s Cos., Inc.	43,066
21	O’Reilly Automotive, Inc. (a)	14,384
95	Ross Stores, Inc.	8,594
377	TJX (The) Cos., Inc.	22,839
34	Tractor Supply Co.	7,935
16	Ulta Beauty, Inc. (a)	6,371
		237,707

	Technology Hardware, Storage & Peripherals — 7.6%
4,901	Apple, Inc.	855,764
92	Dell Technologies, Inc., Class C (a)	4,617
386	Hewlett Packard Enterprise Co.	6,450
310	HP, Inc.	11,253
54	NetApp, Inc.	4,482
69	Seagate Technology Holdings PLC	6,203
94	Western Digital Corp. (a)	4,667
		893,436

	Textiles, Apparel & Luxury Goods — 0.5%
403	NIKE, Inc., Class B	54,228
91	VF Corp.	5,174
		59,402

	Tobacco — 0.6%
540	Altria Group, Inc.	28,215

Shares	Description	Value
	Common Stocks (Continued)
	Tobacco (Continued)
465	Philip Morris International, Inc.	$43,682
		71,897

	Trading Companies & Distributors — 0.2%
173	Fastenal Co.	10,276
22	United Rentals, Inc. (a)	7,815
15	W.W. Grainger, Inc.	7,737
		25,828

	Water Utilities — 0.1%
57	American Water Works Co., Inc.	9,435

	Wireless Telecommunication Services — 0.2%
209	T-Mobile US, Inc. (a)	26,825

	Total Investments — 100.0%	11,704,439
	(Cost $9,387,014)
	Net Other Assets and Liabilities — 0.0%	4,220
	Net Assets — 100.0%	$11,708,659

(a)	Non-income producing security.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,704,439	$11,704,439	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 3.4%
25,348	Boeing (The) Co. (a)	$4,854,142

	Banks — 3.4%
34,659	JPMorgan Chase & Co.	4,724,715

	Beverages — 3.4%
77,126	Coca-Cola (The) Co.	4,781,812

	Biotechnology — 3.4%
19,520	Amgen, Inc.	4,720,326

	Capital Markets — 3.2%
13,661	Goldman Sachs Group (The), Inc.	4,509,496

	Chemicals — 3.3%
73,340	Dow, Inc.	4,673,225

	Communications Equipment — 3.2%
81,681	Cisco Systems, Inc.	4,554,533

	Consumer Finance — 3.5%
26,606	American Express Co.	4,975,322

	Diversified Telecommunication Services — 3.0%
84,222	Verizon Communications, Inc.	4,290,269

	Entertainment — 3.3%
33,906	Walt Disney (The) Co. (a)	4,650,547

	Food & Staples Retailing — 6.3%
94,164	Walgreens Boots Alliance, Inc.	4,215,722
31,443	Walmart, Inc.	4,682,492
		8,898,214

	Health Care Providers & Services — 3.4%
9,251	UnitedHealth Group, Inc.	4,717,732

	Hotels, Restaurants & Leisure — 3.5%
19,690	McDonald’s Corp.	4,868,943

	Household Products — 3.4%
31,191	Procter & Gamble (The) Co.	4,765,985

	Industrial Conglomerates — 6.7%
31,691	3M Co.	4,718,156
24,512	Honeywell International, Inc.	4,769,545
		9,487,701

	Insurance — 3.3%
25,713	Travelers (The) Cos., Inc.	4,698,537

	IT Services — 6.9%
36,037	International Business Machines Corp.	4,685,531
22,709	Visa, Inc., Class A	5,036,175
		9,721,706

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 3.3%
20,794	Caterpillar, Inc.	$4,633,319

	Oil, Gas & Consumable Fuels — 3.0%
26,139	Chevron Corp.	4,256,213

	Pharmaceuticals — 6.6%
26,378	Johnson & Johnson	4,674,973
57,081	Merck & Co., Inc.	4,683,496
		9,358,469

	Semiconductors & Semiconductor Equipment — 3.4%
97,472	Intel Corp.	4,830,712

	Software — 6.9%
15,950	Microsoft Corp.	4,917,545
22,573	salesforce.com, Inc. (a)	4,792,699
		9,710,244

	Specialty Retail — 3.0%
14,101	Home Depot (The), Inc.	4,220,852

	Technology Hardware, Storage & Peripherals — 3.6%
28,871	Apple, Inc.	5,041,165

	Textiles, Apparel & Luxury Goods — 3.5%
36,428	NIKE, Inc., Class B	4,901,752

	Total Investments — 99.9%	140,845,931
	(Cost $135,785,189)
	Net Other Assets and Liabilities — 0.1%	81,374
	Net Assets — 100.0%	$140,927,305

(a)	Non-income producing security.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$140,845,931	$140,845,931	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.1%
22,204	Boeing (The) Co. (a)	$4,252,066
17,579	Raytheon Technologies Corp.	1,741,552
		5,993,618

	Airlines — 2.9%
168,398	Delta Air Lines, Inc. (a)	6,663,509
91,990	Southwest Airlines Co. (a)	4,213,142
98,683	United Airlines Holdings, Inc. (a)	4,574,944
		15,451,595

	Auto Components — 0.3%
13,045	Aptiv PLC (a)	1,561,617

	Automobiles — 1.8%
429,805	Ford Motor Co.	7,268,003
55,345	General Motors Co. (a)	2,420,790
		9,688,793

	Banks — 4.3%
32,291	Citigroup, Inc.	1,724,340
100,668	Citizens Financial Group, Inc.	4,563,281
35,850	Fifth Third Bancorp	1,542,984
116,449	Huntington Bancshares, Inc.	1,702,484
83,666	KeyCorp	1,872,445
13,092	M&T Bank Corp.	2,219,094
8,347	PNC Financial Services Group (The), Inc.	1,539,604
3,472	SVB Financial Group (a)	1,942,410
110,745	Wells Fargo & Co.	5,366,703
		22,473,345

	Biotechnology — 1.9%
40,845	Exact Sciences Corp. (a)	2,855,882
19,293	Horizon Therapeutics PLC (a)	2,029,817
20,030	Moderna, Inc. (a)	3,450,368
12,602	Seagen, Inc. (a)	1,815,318
		10,151,385

	Capital Markets — 2.4%
42,170	Blackstone, Inc.	5,353,060
117,402	Franklin Resources, Inc.	3,277,864
5,107	MSCI, Inc.	2,568,208
17,757	State Street Corp.	1,546,990
		12,746,122

	Chemicals — 1.2%
41,081	Corteva, Inc.	2,361,336
29,914	DuPont de Nemours, Inc.	2,201,072
17,028	LyondellBasell Industries N.V., Class A	1,750,819
		6,313,227

	Commercial Services & Supplies — 0.3%
10,982	Copart, Inc. (a)	1,377,912

Shares	Description	Value
	Common Stocks (Continued)
	Communications Equipment — 0.5%
8,444	Ubiquiti, Inc.	$2,458,555

	Consumer Finance — 0.6%
15,877	Discover Financial Services	1,749,487
41,460	Synchrony Financial	1,443,222
		3,192,709

	Distributors — 0.3%
3,312	Pool Corp.	1,400,479

	Diversified Financial Services — 0.6%
8,404	Berkshire Hathaway, Inc., Class B (a)	2,965,856

	Electric Utilities — 0.9%
408,063	PG&E Corp. (a)	4,872,272

	Electrical Equipment — 0.9%
9,861	Generac Holdings, Inc. (a)	2,931,281
56,086	Sunrun, Inc. (a)	1,703,332
		4,634,613

	Electronic Equipment, Instruments & Components — 1.2%
10,688	CDW Corp.	1,911,976
14,101	Keysight Technologies, Inc. (a)	2,227,535
5,044	Zebra Technologies Corp., Class A (a)	2,086,703
		6,226,214

	Energy Equipment & Services — 3.7%
237,906	Baker Hughes Co.	8,662,158
136,338	Halliburton Co.	5,163,120
143,182	Schlumberger N.V.	5,914,848
		19,740,126

	Entertainment — 1.6%
65,139	Live Nation Entertainment, Inc. (a)	7,662,952
7,189	Walt Disney (The) Co. (a)	986,043
		8,648,995

	Equity Real Estate Investment Trusts — 1.9%
18,501	Equity LifeStyle Properties, Inc.	1,414,956
13,798	Extra Space Storage, Inc.	2,836,869
42,376	Healthpeak Properties, Inc.	1,454,768
43,534	Welltower, Inc.	4,185,359
		9,891,952

	Food & Staples Retailing — 0.9%
44,657	Kroger (The) Co.	2,561,972
43,801	Walgreens Boots Alliance, Inc.	1,960,971
		4,522,943

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products — 1.7%
41,882	Archer-Daniels-Midland Co.	$3,780,269
58,678	Kraft Heinz (The) Co.	2,311,326
29,731	Tyson Foods, Inc., Class A	2,664,790
		8,756,385

	Health Care Equipment & Supplies — 1.7%
5,594	Dexcom, Inc. (a)	2,861,890
19,574	Edwards Lifesciences Corp. (a)	2,304,251
3,693	IDEXX Laboratories, Inc. (a)	2,020,293
5,882	Intuitive Surgical, Inc. (a)	1,774,482
		8,960,916

	Health Care Providers & Services — 2.4%
34,887	Cardinal Health, Inc.	1,978,093
37,256	Centene Corp. (a)	3,136,583
13,315	Cigna Corp.	3,190,407
28,540	CVS Health Corp.	2,888,533
23,038	Guardant Health, Inc. (a)	1,526,037
		12,719,653

	Health Care Technology — 0.2%
17,027	Teladoc Health, Inc. (a)	1,228,158

	Hotels, Restaurants & Leisure — 8.3%
603	Booking Holdings, Inc. (a)	1,416,115
16,020	Caesars Entertainment, Inc. (a)	1,239,307
213,770	Carnival Corp. (a)	4,322,429
1,305	Chipotle Mexican Grill, Inc. (a)	2,064,549
12,590	Darden Restaurants, Inc.	1,673,841
141,852	DraftKings, Inc., Class A (a)	2,761,858
31,973	Expedia Group, Inc. (a)	6,256,157
11,207	Hilton Worldwide Holdings, Inc. (a)	1,700,550
125,287	Las Vegas Sands Corp. (a)	4,869,906
260,386	MGM Resorts International	10,920,589
29,778	Penn National Gaming, Inc. (a)	1,263,183
65,116	Royal Caribbean Cruises Ltd. (a)	5,455,419
		43,943,903

	Household Durables — 0.6%
19,049	D.R. Horton, Inc.	1,419,341
20,533	Lennar Corp., Class A	1,666,664
		3,086,005

	Industrial Conglomerates — 0.3%
19,600	General Electric Co.	1,793,400

	Insurance — 8.2%
51,222	Aflac, Inc.	3,298,185
22,859	Allstate (The) Corp.	3,166,200
87,728	American International Group, Inc.	5,506,686
54,566	Arch Capital Group Ltd. (a)	2,642,086
10,975	Chubb Ltd.	2,347,552

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
17,613	Cincinnati Financial Corp.	$2,394,663
34,160	Hartford Financial Services Group (The), Inc.	2,453,030
60,879	Loews Corp.	3,946,177
2,124	Markel Corp. (a)	3,133,410
54,559	MetLife, Inc.	3,834,406
38,432	Principal Financial Group, Inc.	2,821,293
41,174	Prudential Financial, Inc.	4,865,532
14,472	Travelers (The) Cos., Inc.	2,644,469
		43,053,689

	Interactive Media & Services — 1.6%
1,141	Alphabet, Inc., Class A (a)	3,173,520
16,467	Match Group, Inc. (a)	1,790,622
68,262	Snap, Inc., Class A (a)	2,456,749
21,398	Twitter, Inc. (a)	827,889
		8,248,780

	Internet & Direct Marketing Retail — 0.5%
23,434	eBay, Inc.	1,341,831
9,043	Etsy, Inc. (a)	1,123,864
		2,465,695

	IT Services — 4.2%
5,733	Accenture PLC, Class A	1,933,339
6,865	Block, Inc. (a)	930,894
71,214	Cloudflare, Inc., Class A (a)	8,524,316
6,351	EPAM Systems, Inc. (a)	1,883,770
12,224	Global Payments, Inc.	1,672,732
12,696	MongoDB, Inc. (a)	5,631,819
9,196	Okta, Inc. (a)	1,388,228
		21,965,098

	Leisure Products — 0.2%
40,288	Peloton Interactive, Inc., Class A (a)	1,064,409

	Life Sciences Tools & Services — 3.5%
29,671	10X Genomics, Inc., Class A (a)	2,257,073
3,056	Bio-Rad Laboratories, Inc., Class A (a)	1,721,231
9,152	Charles River Laboratories International, Inc. (a)	2,598,893
7,883	Danaher Corp.	2,312,320
1,467	Mettler-Toledo International, Inc. (a)	2,014,470
3,424	Thermo Fisher Scientific, Inc.	2,022,386
8,727	Waters Corp. (a)	2,708,773
7,504	West Pharmaceutical Services, Inc.	3,081,968
		18,717,114

	Media — 0.8%
42,786	Fox Corp., Class A	1,687,908

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media (Continued)
62,702	Paramount Global, Class B	$2,370,762
		4,058,670

	Metals & Mining — 1.7%
97,963	Freeport-McMoRan, Inc.	4,872,679
26,121	Nucor Corp.	3,882,887
		8,755,566

	Oil, Gas & Consumable Fuels — 16.4%
44,184	Chevron Corp.	7,194,481
136,324	ConocoPhillips	13,632,400
104,760	Devon Energy Corp.	6,194,459
82,380	EOG Resources, Inc.	9,822,167
23,572	Exxon Mobil Corp.	1,946,811
82,427	Hess Corp.	8,822,986
95,307	Marathon Petroleum Corp.	8,148,749
248,116	Occidental Petroleum Corp.	14,078,102
36,503	ONEOK, Inc.	2,578,207
37,944	Phillips 66	3,277,982
23,827	Pioneer Natural Resources Co.	5,957,465
45,622	Valero Energy Corp.	4,632,458
		86,286,267

	Pharmaceuticals — 0.9%
19,451	Catalent, Inc. (a)	2,157,116
109,535	Elanco Animal Health, Inc. (a)	2,857,768
		5,014,884

	Professional Services — 0.4%
9,533	Equifax, Inc.	2,260,274

	Road & Rail — 1.3%
50,825	Lyft, Inc., Class A (a)	1,951,680
8,578	Old Dominion Freight Line, Inc.	2,562,077
60,296	Uber Technologies, Inc. (a)	2,151,361
		6,665,118

	Semiconductors & Semiconductor Equipment — 4.2%
23,593	Applied Materials, Inc.	3,109,557
19,243	Entegris, Inc.	2,525,836
34,020	Marvell Technology, Inc.	2,439,574
6,662	Monolithic Power Systems, Inc.	3,235,600
15,474	NVIDIA Corp.	4,222,236
9,653	NXP Semiconductors N.V.	1,786,577
76,160	ON Semiconductor Corp. (a)	4,768,378
		22,087,758

	Software — 9.6%
41,220	Bill.com Holdings, Inc. (a)	9,348,284
19,873	Crowdstrike Holdings, Inc., Class A (a)	4,512,761
18,673	Fortinet, Inc. (a)	6,381,311
7,134	HubSpot, Inc. (a)	3,388,222

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
5,534	Intuit, Inc.	$2,660,969
6,033	Microsoft Corp.	1,860,034
5,419	Palo Alto Networks, Inc. (a)	3,373,382
5,045	Paycom Software, Inc. (a)	1,747,487
15,583	RingCentral, Inc., Class A (a)	1,826,484
2,789	ServiceNow, Inc. (a)	1,553,166
22,963	Splunk, Inc. (a)	3,412,531
6,031	Synopsys, Inc. (a)	2,009,951
17,859	Zendesk, Inc. (a)	2,148,259
11,817	Zoom Video Communications, Inc., Class A (a)	1,385,307
20,786	Zscaler, Inc. (a)	5,015,246
		50,623,394

	Specialty Retail — 0.4%
11,766	Burlington Stores, Inc. (a)	2,143,412

	Technology Hardware, Storage & Peripherals — 1.2%
161,688	Hewlett Packard Enterprise Co.	2,701,806
72,015	Western Digital Corp. (a)	3,575,545
		6,277,351

	Trading Companies & Distributors — 0.4%
6,216	United Rentals, Inc. (a)	2,207,985

	Total Common Stocks — 100.0%	526,696,212
	(Cost $506,525,370)

	Money Market Funds — 0.0%
203,305	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (b)	203,305
	(Cost $203,305)

	Total Investments — 100.0%	526,899,517
	(Cost $506,728,675)
	Net Other Assets and Liabilities — 0.0%	22,412
	Net Assets — 100.0%	$526,921,929

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2022.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$526,696,212	$526,696,212	$—	$—
Money Market Funds	203,305	203,305	—	—
Total Investments	$526,899,517	$526,899,517	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq® and Nasdaq AlphaDEX® Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq® and Nasdaq Dorsey Wright People’s Portfolio IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments
March 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 93.6%

$14,590,400	U.S. Treasury Bill (a)	(b)	05/26/22	$14,584,382
	(Cost $14,583,977)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
100,846	Dreyfus Government Cash Management Fund, Institutional Shares – 0.19% (c)	100,846
	(Cost $100,846)
	Total Investments — 94.2%	14,685,228
	(Cost $14,684,823)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 7.2%

866	SPDR® Gold Shares	$15,644,290	$169.46	05/31/22	1,116,430
	(Cost $1,198,300)

WRITTEN OPTIONS — (1.3)%

CALL OPTIONS WRITTEN — (1.2)%

(866)	SPDR® Gold Shares	(15,644,290)	190.88	05/31/22	(193,772)
	(Premiums received $326,765)

PUT OPTIONS WRITTEN — (0.1)%

(866)	SPDR® Gold Shares	(15,644,290)	151.62	05/31/22	(21,628)
	(Premiums received $28,567)
	Total Written Options				(215,400)
	(Premiums received $355,332)
	Net Other Assets and Liabilities — (0.1)%				(9,869)
	Net Assets — 100.0%				$15,576,389

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of March 31, 2022.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$14,584,382	$—	$14,584,382	$—
Money Market Funds	100,846	100,846	—	—
Total Investments	14,685,228	100,846	14,584,382	—
Call Options Purchased	1,116,430	—	1,116,430	—
Total	$15,801,658	$100,846	$15,700,812	$—

LIABILITIES TABLE

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(193,772)	$—	$(193,772)	$—
Put Options Written	(21,628)	—	(21,628)	—
Total	$(215,400)	$—	$(215,400)	$—

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Consolidated Portfolio of Investments
March 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 134.4%

$54,617,700	U.S. Treasury Bill (a)	(b)	11/03/22	$54,291,032
	(Cost $54,505,213)

Shares	Description	Value
MONEY MARKET FUNDS — 2.7%
1,086,367	Dreyfus Government Cash Management Fund, Institutional Shares – 0.19% (c)	1,086,367
	(Cost $1,086,367)
	Total Investments — 137.1%	55,377,399
	(Cost $55,591,580)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 1.0%

2,230	SPDR® Gold Shares	$40,284,950	$248.33	11/30/22	384,316
	(Cost $286,961)

WRITTEN OPTIONS — (37.5)%

CALL OPTIONS WRITTEN — (0.3)%

(372)	SPDR® Gold Shares	(6,720,180)	180.65	04/29/22	(126,852)
	(Premiums received $126,368)

PUT OPTIONS WRITTEN — (37.2)%

(2,230)	SPDR® Gold Shares	(40,284,950)	248.33	11/30/22	(15,004,733)
	(Premiums received $17,951,578)
	Total Written Options				(15,131,585)
	(Premiums received $18,077,946)
	Net Other Assets and Liabilities — (0.6)%				(241,227)
	Net Assets — 100.0%				$40,388,903

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of March 31, 2022.

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Consolidated Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$54,291,032	$—	$54,291,032	$—
Money Market Funds	1,086,367	1,086,367	—	—
Total Investments	55,377,399	1,086,367	54,291,032	—
Call Options Purchased	384,316	—	384,316	—
Total	$55,761,715	$1,086,367	$54,675,348	$—

LIABILITIES TABLE

	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(126,852)	$—	$(126,852)	$—
Put Options Written	(15,004,733)	—	(15,004,733)	—
Total	$(15,131,585)	$—	$(15,131,585)	$—